UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-42180
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 50	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05311
Amendment No. 75	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-2

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-2
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
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•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Dimensional - DFA VA Global Moderate Allocation Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
The following fixed investment option is also available under the policy.
❍	Fixed Account
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Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
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Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-2 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right To Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Accidental Death Benefit Rider
•	Base Insured Term Rider
•	Change of Insured Rider
•	Children's Insurance Rider
•	Guaranteed Minimum Death Benefit Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions Rider
•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the
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policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury
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Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum $25 from each $1,000 of Premium	Current $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	$35 per $1,000 of Premium
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Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Surrender Charges2 † Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Upon surrender or policy Lapse	Minimum $357	Maximum $19,298	Representative $1,704
From the Policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum $25	Current $0
Partial Surrender Fee	Upon a partial surrender	Maximum the lesser of $25 or 2% of the surrendered amount	Current $0
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load and the Premium Taxes charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.
[2]	The charge calculations shown assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Base Policy Specified Amount (and any increases). The maximum Surrender Charge calculation assumes: a female age 18; non-tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date. The minimum charge calculation assumes: a male age 75 or older; tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date.
[3]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge† Representative - An age 35 male; non-tobacco preferred; Bae Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Monthly	Minimum $.05	Maximum $83.33	Representative $0.11
Per $1,000 of Net Amount At Risk - From the Policy's available Cash Value
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Mortality And Expense Risk Charge[2]	Daily based on annualized rate	Maximum $8.00 per $1,000 of Cash Value allocated to Sub-Accounts
Proportionately from the Sub-Accounts
Administrative Charge[3]	Monthly	Maximum $25	Current $12.50
From the Policy's available Cash Value
Increase Charge[4]	Monthly	Maximum $0.17 per $1,000 of Base Policy Specified Amount increase
From the Policy's available Cash Value
Policy Loan Interest[5]	Annually	Current and Maximum: $60 per $1,000 of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[2]	After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value. For policies issued in New York, the charge is reduced regardless of the Cash Value.
[3]	After the first policy year the monthly maximum Administrative Charge is $7.50, and the current amount deducted on a monthly basis is $5.
[4]	The increase charge will be deducted upon a request to increase the Base Policy Specified Amount and on a monthly basis for 12 months after the increase.
[5]	Interest is charged on the amount of an outstanding loan, but interest is also credited on amounts in the policy loan account, see Policy Loans. During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider† Representative - An age 35 male; non-tobacco preferred; Accidental Death Benefit of $100,000	Monthly	Minimum $0.05	Maximum $0.75	Representative $0.06
Per $1,000 of Accidental Death Benefit - From the Policy's available Cash Value
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Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Base Insured Term Rider† Representative - An age 35 male; non-tobacco preferred; Base Policy Specified Amount $250,000; and Additional Death Benefit $250,000	Monthly	Minimum $0.02	Maximum $83.33	Representative $0.03
Per $1,000 of additional protection - From the Policy's available Cash Value
Children's Insurance Rider	Monthly	Maximum $0.43 Per $1,000 of Children’s Insurance Rider Specified Amount
From the Policy's available Cash Value
Guaranteed Minimum Death Benefit Rider[1]	Monthly	Maximum $0.01 Per $1,000 of Guaranteed Minimum Death Benefit Rider Specified Amount
From the Policy's available Cash Value
Spouse Life Insurance Rider† Representative Spouse - An age 35 female; non-tobacco; Spouse Life Insurance Rider Specified Amount $100,000	Monthly	Minimum $0.10	Maximum $10.23	Representative $0.15
Per $1,000 of Spouse Life Insurance Rider Specified Amount - From the Policy's available Cash Value
Waiver of Monthly Deductions Rider† Representative - An age 35 male; non-tobacco preferred; Total Specified Amount $250,000; and Death Benefit Option 1	Monthly	Minimum $85	Maximum $855	Representative $85
Per $1,000 of Deduction Waiver Benefit - From the Policy's available Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge for this Rider is not assessed during the first three policy years.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	2.61%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
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Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 4%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
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Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in
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which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(c)	is a factor representing the daily mortality and expense risk charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
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Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
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To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
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Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the policy owner or the policy owner's estate.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the ages of 0 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy’s Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
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Right To Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor cancellation requests received by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of a cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 80 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
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Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 provides for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide’s determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy owner may make additional Premium payments at any time while the policy is In Force, subject to the following:
•	During the first three policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.
•	After the first three policy years, each Premium payment must be at least equal to the minimum monthly Premium.
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.
•	Nationwide may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments, see Lapse.
•	Nationwide will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. Subsequent Premium payments must be sent to the Service Center, see Contacting the Service Center.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
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Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender this policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability. After the first 24 months of coverage, a policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
The new policy may be one of Nationwide’s available fixed benefit life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. A policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
To Terminate (Surrender)
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Proceeds Upon Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner’s income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
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•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
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Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
The sales load portion of the Premium Load Charge is guaranteed not to exceed $25 per $1,000 of Premium and covers sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed each time a Premium payment is submitted.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered during the first nine years from the Policy Date, Lapsed, or a decrease in the Base Policy Specified Amount is requested. Surrender charges compensate Nationwide for policy underwriting and sales expenses. The charge will be deducted the policy’s Cash Value. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Base Policy Specified Amount.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies which are issued on a standard basis, see Appendix C: Illustrations of Surrender Charges.
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
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Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Special guaranteed maximum surrender charges apply in Pennsylvania, see Appendix C: Illustrations of Surrender Charges. Ask for an illustration or see the Policy Data Page for more information.
The surrender charge amount decreases over time and Nationwide will deduct the surrender charge based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%
There are two components to the surrender charge: the underwriting component and the sales component. The underwriting component is based upon the Insured’s age when the policy is issued and covers costs associated with underwriting. The sales expense component, which is based on and varies by the Insured’s sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records. Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting the Service Center.
Nationwide will waive the surrender charge if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new, satisfactory evidence of insurability and Nationwide’s underwriting approval; and
•	the Waiver of Monthly Deductions Rider has not been invoked.
Nationwide may impose a new surrender charge on the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
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Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require larger or additional Premium payments in order to avoid Lapsing the Policy.
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.
Mortality and Expense Risk Charge
The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, this charge is deducted on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $12.50 per month through the first year from the Policy Date, and $5 per month after the first year from the Policy Date. The maximum guaranteed charge is $25 per month through the first year from the Policy Date, and $7.50 per month after the first year from the Policy Date.
Increase Charge
The increase charge is deducted from the Cash Value when the policy owner requests an increase in the Base Policy Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.
The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($0.17 per month).
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Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
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Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
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Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
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Accidental Death Benefit Rider
Subject to Nationwide’s underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; the benefit has been paid, the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective on the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Base Insured Term Rider
Subject to Nationwide’s underwriting approval, this Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.
The benefit amount varies monthly and is based on the elected death benefit option. The policy owner may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Before deciding whether to purchase the Rider it is important to know that when this Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
Base Insured Term Rider Charge
The charge for this Rider compensates Nationwide for providing term life insurance on the Insured. The charge is the product of the Rider Specified Amount and the additional protection cost of insurance rate. The additional protection cost of insurance rate is based on an expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of
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the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
Guaranteed Minimum Death Benefit Rider
This Rider is only available at application and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from Lapsing. The benefit is a death benefit payable to the beneficiary, less any Indebtedness and any withdrawals.
Guaranteed Minimum Death Benefit Rider Charge
There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) the annual Guaranteed
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Minimum Death Benefit Rider Minimum Premium requirement has been met. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Total Specified Amount, death benefit option and underwriting class of the Insured.
On each policy anniversary, Nationwide will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, Nationwide will notify the policy owner of the Premium payments required in order to continue benefits under this Rider. A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value. During this Grace Period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
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Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Waiver of Monthly Deductions Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
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Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
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(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value less any surrender charge, less interest due on the next policy anniversary. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
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Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 6.00% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
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Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
The policy owner will receive notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If this Premium amount is not paid within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:
1)	is the sum of all Premiums paid to date minus any Indebtedness, minus any partial surrenders; and
2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.
If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.
Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.
Reinstatement
The policy owner may request a reinstatement of a Lapsed policy by:
•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and
•	Providing further satisfactory evidence of insurability that Nationwide may require; and
❍	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first three policy years; or
❍	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and
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•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and
•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date the application for reinstatement is approved. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:
•	The Cash Value at the end of the Grace Period; or
•	The surrender charge for the year from the Policy Date in which the policy was reinstated.
Nationwide will add any Premiums or loan repayments made to reinstate the policy. The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless the policy owner instructs otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, there is no charge for partial surrenders. Partial surrenders are permitted if they satisfy the following requirements:
(1)	The minimum amount of any partial surrender is $500;
(2)	Partial surrenders may not reduce the Base Policy Specified Amount to less than $50,000;
(3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
(4)	Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and
(5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Base Policy Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Base Policy Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Base Policy Specified Amount.
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If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans. See Payment of Policy Proceeds for additional information.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy’s Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
In connection with both death benefit options, the term "applicable percentage" means:
(1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
(2)	When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table".
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Applicable Percentage of Cash Value Table
Attained Age	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
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Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date we will pay the Proceeds to the Policy Owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
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Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, after which Nationwide will pay the Proceeds to the beneficiary. During this time, the policy owner will still be able to request partial surrenders. The extension of coverage beyond the Maturity Date will be for the policy Cash Value. If the policy owner elects to extend coverage beyond the Maturity Date, the policy will be endorsed so that:
(1)	no changes to the Base Policy Specified Amount will be allowed;
(2)	no additional Premium payments will be allowed;
(3)	100% of the Cash Value will be transferred to the fixed account;
(4)	your policy's Death Benefit will become the Cash Value, irrespective of your previous death benefit option choice;
(5)	no additional monthly periodic charges will be deducted; and
(6)	loan interest will continue to be charged on Indebtedness.
The primary purpose of the coverage extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, Taxes; Surrender, Lapse, Maturity).
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date coverage extension will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
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Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
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Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid at any time during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
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Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the Cash Surrender Value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person. The provision would apply to the sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018.
Section 6050Y requires the buyer of a post issue life insurance policy purchased in a reportable policy sale to report information about the purchase to the IRS and the insurance company that issued the policy. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy. The buyer is required to provide the following information: 1) the buyer’s name, address, and taxpayer identification number ("TIN"), 2) the name, address, and TIN of the payment recipient’s in the reportable policy sale, 3) the date of the sale, 4) the name of the issuer, and 5) the amount of each payment.
Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report the following information: 1) the name, address, and TIN of the seller or transferor to a foreign person, 2) the basis or investment of the policy within the meaning of section 72(e)(6), and 3) the policy number of the policy.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the following information about the payment of the death benefit proceeds to the IRS and to the recipient: 1) name, address, and TIN of the person making the payment, 2) name, address, and TIN of the recipient of the payment, 3) the date of the payment, 4) the gross amount of the payment, 5) the payor’s estimate of the buyer’s basis in the policy.
Section 6050Y also provides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
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Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but
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materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
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Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or done spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
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•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide VLI Separate Account-2
Organization, Registration, and Operation
Nationwide VLI Separate Account-2 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
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Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-2.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the separate account.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA VA Global Moderate Allocation Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
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Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
58

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
59

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
60

Janus Henderson VIT Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
61

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
62

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
63

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
64

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
65

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
66

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
67

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Portfolio is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
68

Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
69

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
70

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Base Insured Term Rider.
71

SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
72

Appendix C: Illustrations of Surrender Charges
Example 1. A female non-tobacco user, age 45, purchases a policy with a Base Policy Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Base Policy Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).
Example 2. A male non-tobacco user, age 35, purchases a policy with a Base Policy Specified Amount and a Total Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies that are issued on a standard basis:
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Reductions to Surrender Charges
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
73

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
74

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-05311
Securities Act of 1933 Registration File No. 033-42180

The Best of America® FPVUL
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2018 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2018.

General Information and History
Nationwide VLI Separate Account-2 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Nationwide VLI Separate Account-2
Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis ("Special Class–
Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
3

•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge and Maximum Surrender Charge Calculation
The surrender charge equals the underwriting component and 26.5% of the sales expense component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:
Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50
The sales expense component will not exceed 26.5% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals
5

and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
Attained Age of Insured	Percentage of Cash Value
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
Attained Age of Insured	Percentage of Cash Value
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
6

Attained Age of Insured	Percentage of Cash Value
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
Attained Age of Insured	Percentage of Cash Value
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
Attained Age of Insured	Percentage of Cash Value
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
7

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.
Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
Policy Year	Percentage of Cash Value
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
Policy Year	Percentage of Cash Value
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
8

NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 30, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	June 6, 2016 to December 31, 2016 and the year ended December 31, 2017
Northern Lights TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	March 30, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
BlackRock Funds Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

	Statement of Operations	June 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	June 12, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class (FRESS)

	Statement of Operations	May 24, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 24, 2017 to December 31, 2017
Janus Henderson Investments Enterprise Portfolio: Institutional Shares (JAEI)

	Statement of Operations	May 9, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 9, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 9, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 9, 2017 to December 31, 2017

Nationwide Funds Group NVIT Investor Destinations Managed Growth Class I (IDPG)

Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Initial Class (FCP)

Statement of Operations	February 14, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	February 14, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class II (MLVGA2)
DELAWARE FUNDS BY MACQUARIE
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
Stock Index Fund, Inc. - Initial Shares (DSIF)
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
Growth and Income Portfolio - Initial Shares (DGI)
FEDERATED INVESTORS
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
FIDELITY INVESTMENTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Initial Class (FGP)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class (FOS)
VIP Value Strategies Portfolio - Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 2 (FTVIS2)
Rising Dividends Securities Fund - Class 1 (FTVRDI)
Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
INVESCO INVESTMENTS
VI American Franchise Fund - Series I Shares (ACEG)
VI Value Opportunities Fund - Series I Shares (AVBVI)
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
JANUS HENDERSON INVESTORS
Balanced Portfolio: Service Shares (JABS)
Forty Portfolio: Service Shares (JACAS)
Global Technology Portfolio: Service Shares (JAGTS)
Overseas Portfolio: Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
NVIT Bond Index Fund Class I (NVBX)
NVIT International Index Fund Class I (NVIX)
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT International Equity Fund - Class I (GIG)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
NVIT International Index Fund - Class II (GVIX2)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class I (GVEX1)
NEUBERGER & BERMAN MANAGEMENT, INC.
Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
NORTHERN LIGHTS
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
OPPENHEIMER FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Non-Service Shares (OVGS)
International Growth Fund/VA - Non-Service Shares (OVIG)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
PIMCO FUNDS
All Asset Portfolio - Administrative Class (PMVAAA)
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
PUTNAM INVESTMENTS
VT International Equity Fund: Class IB (PVTIGB)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
11,521 shares (cost $329,416)	$384,222
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
1 shares (cost $14)	15
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
50,015 shares (cost $973,121)	1,084,323
VP Balanced Fund - Class I (ACVB)
767,822 shares (cost $5,649,779)	5,781,702
VP Capital Appreciation Fund - Class I (ACVCA)
104,979 shares (cost $1,538,866)	1,577,834
VP Income & Growth Fund - Class I (ACVIG)
155,024 shares (cost $1,426,350)	1,660,311
VP Inflation Protection Fund - Class II (ACVIP2)
96,402 shares (cost $1,067,431)	984,261
VP International Fund - Class I (ACVI)
35,438 shares (cost $351,304)	431,640
VP Mid Cap Value Fund - Class I (ACVMV1)
107,852 shares (cost $2,109,015)	2,453,627
VP Ultra(R) Fund - Class I (ACVU1)
39,430 shares (cost $661,556)	762,577
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
1,321 shares (cost $9,806)	9,751
Global Allocation V.I. Fund - Class II (MLVGA2)
170,596 shares (cost $2,833,060)	2,935,964
VIP Small Cap Value Series: Service Class (DWVSVS)
11,775 shares (cost $462,741)	500,691
VA Inflation-Protected Securities Portfolio (DFVIPS)
21,541 shares (cost $215,885)	214,984
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
126,692 shares (cost $2,214,876)	2,549,038
Stock Index Fund, Inc. - Initial Shares (DSIF)
901,373 shares (cost $28,310,612)	48,205,430
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
179,314 shares (cost $5,706,860)	7,220,959
Appreciation Portfolio - Initial Shares (DCAP)
96,635 shares (cost $4,038,385)	4,320,561
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
5,220 shares (cost $248,292)	318,013
Growth and Income Portfolio - Initial Shares (DGI)
47,650 shares (cost $1,184,649)	1,559,102
Global Income Builder VIP - Class A (DSGIBA)
5,234 shares (cost $131,352)	139,017
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
24,252 shares (cost $145,377)	127,322
Quality Bond Fund II - Primary Shares (FQB)
101,107 shares (cost $1,136,733)	1,117,235
Equity-Income Portfolio - Initial Class (FEIP)
1,668,251 shares (cost $34,898,385)	39,854,509
High Income Portfolio - Initial Class (FHIP)
1,542,112 shares (cost $8,576,608)	8,404,510
VIP Real Estate Portfolio - Service Class (FRESS)
648 shares (cost $12,494)	12,559
VIP Asset Manager Portfolio - Initial Class (FAMP)
717,143 shares (cost $10,522,618)	10,922,090

VIP Energy Portfolio - Service Class 2 (FNRS2)
71,026 shares (cost $1,511,553)	1,402,770
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
31,881 shares (cost $379,031)	427,525
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
106,026 shares (cost $1,207,976)	1,483,298
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
93,159 shares (cost $1,088,548)	1,363,846
VIP Growth Portfolio - Initial Class (FGP)
925,296 shares (cost $35,992,276)	68,518,193
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
167,359 shares (cost $2,146,061)	2,118,760
VIP Mid Cap Portfolio - Service Class (FMCS)
184,591 shares (cost $6,056,369)	7,125,227
VIP Overseas Portfolio - Initial Class (FOP)
228,859 shares (cost $4,178,211)	5,234,003
VIP Overseas Portfolio - Service Class (FOS)
183,190 shares (cost $3,679,206)	4,171,240
VIP Value Strategies Portfolio - Service Class (FVSS)
62,569 shares (cost $898,333)	890,353
Franklin Income Securities Fund - Class 2 (FTVIS2)
94,672 shares (cost $1,509,367)	1,530,839
Rising Dividends Securities Fund - Class 1 (FTVRDI)
152,070 shares (cost $4,027,808)	4,441,954
Small Cap Value Securities Fund - Class 1 (FTVSVI)
137,394 shares (cost $2,608,929)	2,806,961
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
106,707 shares (cost $952,300)	1,091,609
Templeton Foreign Securities Fund - Class 1 (TIF)
4,033 shares (cost $51,563)	63,718
Templeton Foreign Securities Fund - Class 2 (TIF2)
70,850 shares (cost $1,071,950)	1,096,048
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
126,056 shares (cost $2,252,221)	2,081,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
41,777 shares (cost $306,558)	308,734
VI American Franchise Fund - Series I Shares (ACEG)
1,645 shares (cost $104,958)	103,592
VI Value Opportunities Fund - Series I Shares (AVBVI)
484 shares (cost $3,374)	3,671
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2,071 shares (cost $28,712)	29,849
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
48,511 shares (cost $266,134)	272,630
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
12,787 shares (cost $142,263)	144,623
Balanced Portfolio: Service Shares (JABS)
43,163 shares (cost $1,370,244)	1,600,900
Enterprise Portfolio: Institutional Shares (JAEI)
4,636 shares (cost $316,871)	327,522
Forty Portfolio: Service Shares (JACAS)
116,340 shares (cost $3,945,290)	4,402,302
Global Technology Portfolio: Service Shares (JAGTS)
306,492 shares (cost $2,752,124)	3,543,052
Overseas Portfolio: Service Shares (JAIGS)
110,114 shares (cost $3,420,748)	3,384,916
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
73,583 shares (cost $1,254,062)	1,225,890

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
11,242 shares (cost $187,849)	209,106
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
6,078 shares (cost $103,810)	122,169
Value Series - Initial Class (MVFIC)
175,438 shares (cost $3,336,099)	3,670,155
Core Plus Fixed Income Portfolio - Class I (MSVFI)
29,394 shares (cost $310,857)	322,751
Emerging Markets Debt Portfolio - Class I (MSEM)
92,939 shares (cost $743,305)	750,948
U.S. Real Estate Portfolio - Class I (MSVRE)
42,701 shares (cost $797,908)	927,468
NVIT Bond Index Fund Class I (NVBX)
32,793 shares (cost $352,390)	341,372
NVIT International Index Fund Class I (NVIX)
16,382 shares (cost $150,373)	170,044
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
424,120 shares (cost $6,787,420)	7,133,696
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
124,967 shares (cost $2,982,085)	3,314,127
American Funds NVIT Bond Fund - Class II (GVABD2)
41,310 shares (cost $468,754)	475,065
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
60,768 shares (cost $1,814,311)	1,926,344
American Funds NVIT Growth Fund - Class II (GVAGR2)
27,946 shares (cost $1,896,711)	2,453,068
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,175 shares (cost $782,907)	793,351
Federated NVIT High Income Bond Fund - Class I (HIBF)
160,217 shares (cost $1,087,577)	1,055,830
NVIT Emerging Markets Fund - Class I (GEM)
151,540 shares (cost $1,746,349)	2,073,073
NVIT International Equity Fund - Class I (GIG)
347,357 shares (cost $3,680,099)	4,102,283
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,243,022 shares (cost $11,406,726)	14,680,096
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
9,249 shares (cost $133,300)	130,404
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
28,246 shares (cost $292,361)	289,234
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
38,220 shares (cost $406,040)	434,947
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
58,300 shares (cost $671,222)	642,466
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
4,683 shares (cost $47,900)	47,577
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
99,385 shares (cost $1,086,747)	1,100,187
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
78,483 shares (cost $796,820)	770,703
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
13,403 shares (cost $150,223)	145,958
NVIT Core Bond Fund - Class I (NVCBD1)
52,922 shares (cost $580,260)	571,553
NVIT Core Plus Bond Fund - Class I (NVLCP1)
12,117 shares (cost $139,320)	136,442
NVIT Nationwide Fund - Class I (TRF)
2,815,964 shares (cost $29,294,990)	53,813,080

NVIT Government Bond Fund - Class I (GBF)
478,855 shares (cost $5,524,952)	5,128,533
NVIT International Index Fund - Class II (GVIX2)
47,512 shares (cost $462,707)	492,705
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
350,509 shares (cost $4,024,806)	4,766,924
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
32,000 shares (cost $487,865)	515,522
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
6,514 shares (cost $113,434)	120,973
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
31,629 shares (cost $320,036)	318,817
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
263,883 shares (cost $3,091,939)	3,435,761
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
397,866 shares (cost $4,454,001)	5,613,893
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
94,920 shares (cost $1,090,047)	1,079,242
NVIT Mid Cap Index Fund - Class I (MCIF)
256,810 shares (cost $5,810,952)	6,682,189
NVIT Money Market Fund - Class I (SAM)
14,309,714 shares (cost $14,309,714)	14,309,714
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
353,644 shares (cost $4,197,300)	4,254,335
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
45,046 shares (cost $478,197)	519,835
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
170,486 shares (cost $2,131,275)	2,320,308
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
135,872 shares (cost $1,447,239)	1,475,571
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,565,203 shares (cost $25,872,777)	31,552,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,114,387 shares (cost $22,071,446)	23,998,294
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
101,221 shares (cost $1,865,059)	1,954,583
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
333,319 shares (cost $4,797,251)	5,113,114
NVIT Multi-Manager Small Company Fund - Class I (SCF)
757,145 shares (cost $13,957,659)	17,141,764
NVIT Multi-Sector Bond Fund - Class I (MSBF)
132,125 shares (cost $1,229,104)	1,223,477
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,888 shares (cost $143,771)	142,079
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,473,467 shares (cost $60,764,208)	68,357,824
Templeton NVIT International Value Fund - Class III (NVTIV3)
13,124 shares (cost $166,599)	167,729
Invesco NVIT Comstock Value Fund - Class I (EIF)
39,659 shares (cost $623,553)	797,147
NVIT Real Estate Fund - Class I (NVRE1)
1,152,197 shares (cost $8,766,904)	7,443,195
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
11,370 shares (cost $129,581)	146,564
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
10,306 shares (cost $127,211)	131,099
NVIT Small Cap Index Fund Class II (NVSIX2)
15,192 shares (cost $186,088)	205,550

NVIT S&P 500 Index Fund Class I (GVEX1)
181,066 shares (cost $2,715,750)	3,175,906
Short Duration Bond Portfolio - I Class Shares (AMTB)
169,447 shares (cost $1,810,148)	1,772,420
Guardian Portfolio - I Class Shares (AMGP)
5,699 shares (cost $99,435)	92,042
International Portfolio - S Class Shares (AMINS)
1,744 shares (cost $18,564)	23,775
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
60,983 shares (cost $1,442,109)	1,694,719
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
4,099 shares (cost $90,638)	105,619
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
201,100 shares (cost $2,330,236)	3,360,377
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
931 shares (cost $13,968)	20,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
29,083 shares (cost $557,869)	744,817
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
891 shares (cost $10,405)	10,910
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
182 shares (cost $1,963)	2,279
Capital Income Fund/VA - Non-Service Shares (OVMS)
331,583 shares (cost $4,720,753)	5,278,808
Core Bond Fund/VA - Non-Service Shares (OVB)
398,377 shares (cost $2,923,211)	3,119,290
Global Securities Fund/VA - Non-Service Shares (OVGS)
506,433 shares (cost $18,411,043)	24,015,052
International Growth Fund/VA - Non-Service Shares (OVIG)
82,770 shares (cost $191,392)	214,374
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
51,243 shares (cost $1,503,901)	1,652,602
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
49,213 shares (cost $1,074,334)	1,269,208
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
14,089 shares (cost $1,062,249)	1,186,412
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
51,116 shares (cost $265,261)	262,225
All Asset Portfolio - Administrative Class (PMVAAA)
47,132 shares (cost $477,797)	511,383
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2,263 shares (cost $16,397)	16,201
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
20,924 shares (cost $224,909)	223,259
Low Duration Portfolio - Administrative Class (PMVLDA)
120,899 shares (cost $1,276,292)	1,238,004
Total Return Portfolio - Administrative Class (PMVTRA)
65,833 shares (cost $727,432)	720,216
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
3,356 shares (cost $41,333)	41,781
VT Equity Income Fund: Class IB (PVEIB)
6,481 shares (cost $161,141)	172,983
VT Growth Opportunities Fund: Class IB (PVGOB)
57,975 shares (cost $476,510)	578,014
VT International Equity Fund: Class IB (PVTIGB)
18,007 shares (cost $239,038)	274,604
Variable Fund - Multi-Hedge Strategies (RVARS)
5,681 shares (cost $138,488)	141,063

Health Sciences Portfolio - II (TRHS2)
121,877 shares (cost $4,604,564)	4,964,057
Limited-Term Bond Portfolio - II (TRLT2)
15,513 shares (cost $74,933)	74,463
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
117,715 shares (cost $1,188,175)	1,047,661
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
298,994 shares (cost $3,783,060)	4,673,272
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
149,183 shares (cost $3,886,841)	3,540,119
Variable Insurance Portfolios - Asset Strategy (WRASP)
173,717 shares (cost $1,839,928)	1,627,343
Variable Insurance Portfolios - High Income (WRHIP)
171,443 shares (cost $596,710)	623,605
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
36,207 shares (cost $372,630)	420,329
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
21,236 shares (cost $626,714)	674,031
Advantage VT Opportunity Fund - Class 2 (SVOF)
51,524 shares (cost $1,017,068)	1,398,364
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
33,970 shares (cost $318,257)	345,810

Total Investments	$648,047,772

Other Accounts Receivable	794
Accounts Receivable - VP Capital Appreciation Fund - Class I (ACVCA)	12,674
Accounts Receivable - VP International Fund - Class I (ACVI)	19,226
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	29
Accounts Receivable - Stock Index Fund, Inc. - Initial Shares (DSIF)	17,182
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	32,630
Accounts Receivable - High Income Portfolio - Initial Class (FHIP)	6,013
Accounts Receivable - VIP Real Estate Portfolio - Service Class (FRESS)	4
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	5,127
Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	24,702
Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	4,097
Accounts Receivable - VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	13
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	671
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	11,290
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	2,964
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	59,921
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,919
Accounts Receivable - Guardian Portfolio - I Class Shares (AMGP)	80
Accounts Receivable - International Portfolio - S Class Shares (AMINS)	9
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	3,423
Accounts Receivable - Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	11
Accounts Receivable - TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	2
Accounts Receivable - Capital Income Fund/VA - Non-Service Shares (OVMS)	4,699
Accounts Receivable - Core Bond Fund/VA - Non-Service Shares (OVB)	4,906
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	35,907
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	11,402
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	16,047
Accounts Payable - VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	(1)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(88,318)

$648,235,195

Contract Owners’ Equity:
Accumulation units	648,235,195

Total Contract Owners’ Equity (note 8)	$648,235,195

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVGIA	ALVDAA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2
Reinvested dividends	$6,598,013	5,135	1	4,884	85,290	-	40,253	25,829
Asset charges (note 3)	(3,213,396)	(1,772)	-	(5,418)	(35,953)	(10,871)	(9,100)	(4,022)

Net investment income (loss)	3,384,617	3,363	1	(534)	49,337	(10,871)	31,153	21,807

Realized gain (loss) on investments	10,827,915	8,585	8	(22,231)	67,016	72,875	84,696	(15,913)
Change in unrealized gain (loss) on investments	77,253,826	18,302	2	99,269	351,860	36,778	153,713	25,531

Net gain (loss) on investments	88,081,741	26,887	10	77,038	418,876	109,653	238,409	9,618

Reinvested capital gains	20,273,921	30,387	-	52,530	210,167	186,016	50,011	-

Net increase (decrease) in contract owners’ equity resulting from operations	$111,740,279	60,637	11	129,034	678,380	284,798	319,573	31,425

Investment Activity:	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2	DWVSVS	DFVIPS	DVSCS
Reinvested dividends	$4,146	40,824	72	83	34,243	4,566	5,319	17,106
Asset charges (note 3)	(1,230)	(13,534)	(4,515)	(10)	(13,659)	(2,912)	(994)	(12,912)

Net investment income (loss)	2,916	27,290	(4,443)	73	20,584	1,654	4,325	4,194

Realized gain (loss) on investments	54,227	147,798	1,296	(3)	28,513	55,874	243	78,969
Change in unrealized gain (loss) on investments	63,144	51,320	100,658	(55)	290,588	(25,425)	(591)	90,085

Net gain (loss) on investments	117,371	199,118	101,954	(58)	319,101	30,449	(348)	169,054

Reinvested capital gains	-	55,398	912	-	29,134	24,331	-	111,947

Net increase (decrease) in contract owners’ equity resulting from operations	$120,287	281,806	98,423	15	368,819	56,434	3,977	285,195

Investment Activity:	DSIF	DSRG	DCAP	DSC	DGI	DSGIBA	FVCA2P	FQB
Reinvested dividends	$779,100	80,521	54,238	-	10,957	1,580	2,422	38,434
Asset charges (note 3)	(221,618)	(39,301)	(18,820)	(1,802)	(7,158)	(307)	(386)	(6,706)

Net investment income (loss)	557,482	41,220	35,418	(1,802)	3,799	1,273	2,036	31,728

Realized gain (loss) on investments	1,369,615	266,585	73,076	26,422	58,807	282	(9,620)	(2,155)
Change in unrealized gain (loss) on investments	5,719,392	187,905	337,708	39,949	132,760	7,326	22,265	10,036

Net gain (loss) on investments	7,089,007	454,490	410,784	66,371	191,567	7,608	12,645	7,881

Reinvested capital gains	1,081,053	462,886	522,333	5,177	64,837	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,727,542	958,596	968,535	69,746	260,203	8,881	14,681	39,609

Investment Activity:	FEIP	FHIP	FRESS	FAMP	FNRS2	FF10S	FF20S	FF30S
Reinvested dividends	$659,005	449,448	179	198,843	19,506	6,008	20,359	16,973
Asset charges (note 3)	(211,871)	(48,276)	(32)	(60,961)	(7,276)	(2,177)	(7,518)	(6,882)

Net investment income (loss)	447,134	401,172	147	137,882	12,230	3,831	12,841	10,091

Realized gain (loss) on investments	(701,866)	(84,968)	2	431	(112,715)	6,718	43,132	56,860
Change in unrealized gain (loss) on investments	3,993,560	234,676	64	27,283	22,850	29,557	117,481	123,685

Net gain (loss) on investments	3,291,694	149,708	66	27,714	(89,865)	36,275	160,613	180,545

Reinvested capital gains	812,500	-	-	1,183,117	720	8,448	39,942	45,507

Net increase (decrease) in contract owners’ equity resulting from operations	$4,551,328	550,880	213	1,348,713	(76,915)	48,554	213,396	236,143

Investment Activity:	FGP	FIGBS	FMCS	FOP	FOS	FVSS	FTVIS2	FTVRDI
Reinvested dividends	$137,874	49,541	42,052	69,477	50,627	11,792	57,247	73,389
Asset charges (note 3)	(350,220)	(9,371)	(34,100)	(24,793)	(20,391)	(4,045)	(6,482)	(20,089)

Net investment income (loss)	(212,346)	40,170	7,952	44,684	30,236	7,747	50,765	53,300

Realized gain (loss) on investments	2,400,071	(6,543)	192,728	(99,589)	6,940	1,500	2,612	50,357
Change in unrealized gain (loss) on investments	11,672,708	32,468	755,978	1,310,143	918,004	(72,016)	70,319	522,817

Net gain (loss) on investments	14,072,779	25,925	948,706	1,210,554	924,944	(70,516)	72,931	573,174

Reinvested capital gains	4,526,557	9,590	313,570	4,536	3,565	206,708	-	151,839

Net increase (decrease) in contract owners’ equity resulting from operations	$18,386,990	75,685	1,270,228	1,259,774	958,745	143,939	123,696	778,313

Investment Activity:	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2	ACEG	AVBVI
Reinvested dividends	$19,596	8,403	2,000	28,457	-	7,884	166	15
Asset charges (note 3)	(13,190)	(4,203)	(329)	(5,213)	(10,020)	(1,402)	(394)	-

Net investment income (loss)	6,406	4,200	1,671	23,244	(10,020)	6,482	(228)	15

Realized gain (loss) on investments	89,832	(10,140)	7,079	(67,365)	(49,337)	(1,247)	12,335	44
Change in unrealized gain (loss) on investments	(12,774)	287,538	1,964	203,166	83,963	14,581	(3,923)	559

Net gain (loss) on investments	77,058	277,398	9,043	135,801	34,626	13,334	8,412	603

Reinvested capital gains	183,386	-	-	-	6,871	12,153	16,166	-

Net increase (decrease) in contract owners’ equity resulting from operations	$266,850	281,598	10,714	159,045	31,477	31,969	24,350	618

Investment Activity:	AVMCCI	IVKMG1	IVBRA1	JABS	JAEI	JACAS	JAGTS	JAIGS
Reinvested dividends	$151	-	5,410	19,854	97	-	14,241	50,528
Asset charges (note 3)	(86)	(1,292)	(834)	(6,545)	(265)	(20,428)	(14,883)	(19,105)

Net investment income (loss)	65	(1,292)	4,576	13,309	(168)	(20,428)	(642)	31,423

Realized gain (loss) on investments	(7)	20,961	(3,390)	21,411	42	(91,843)	293,785	(157,555)
Change in unrealized gain (loss) on investments	1,200	10,500	4,773	199,069	10,651	945,540	613,149	903,824

Net gain (loss) on investments	1,193	31,461	1,383	220,480	10,693	853,697	906,934	746,269

Reinvested capital gains	585	18,753	7,337	2,672	919	235,838	182,300	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,843	48,922	13,296	236,461	11,444	1,069,107	1,088,592	777,692

Investment Activity:	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI	MSEM	MSVRE	NVBX
Reinvested dividends	$28,963	1,329	-	65,538	9,804	42,172	19,231	7,587
Asset charges (note 3)	(5,780)	(1,131)	(647)	(15,831)	(1,323)	(3,937)	(7,313)	(1,650)

Net investment income (loss)	23,183	198	(647)	49,707	8,481	38,235	11,918	5,937

Realized gain (loss) on investments	(361)	(2,103)	(4,880)	34,322	1,590	(21,773)	119,572	124
Change in unrealized gain (loss) on investments	14,889	43,341	29,274	319,776	7,448	54,488	(113,035)	1,851

Net gain (loss) on investments	14,528	41,238	24,394	354,098	9,038	32,715	6,537	1,975

Reinvested capital gains	-	10,596	2,199	134,110	-	-	-	513

Net increase (decrease) in contract owners’ equity resulting from operations	$37,711	52,032	25,946	537,915	17,519	70,950	18,455	8,425

Investment Activity:	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$4,463	117,750	33,955	5,726	13,373	7,082	10,220	57,569
Asset charges (note 3)	(768)	(35,865)	(15,202)	(2,395)	(8,857)	(11,001)	(3,619)	(4,248)

Net investment income (loss)	3,695	81,885	18,753	3,331	4,516	(3,919)	6,601	53,321

Realized gain (loss) on investments	3,645	182,723	32,627	1,368	14,882	74,138	(1,680)	(1,656)
Change in unrealized gain (loss) on investments	24,533	32,946	305,695	5,914	291,888	283,518	60,565	13,235

Net gain (loss) on investments	28,178	215,669	338,322	7,282	306,770	357,656	58,885	11,579

Reinvested capital gains	-	256,004	68,405	1,295	149,211	172,968	72,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,873	553,558	425,480	11,908	460,497	526,705	137,814	64,900

Investment Activity:	GEM	GIG	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Reinvested dividends	$26,686	64,236	72,189	775	3,698	7,073	10,720	1,031
Asset charges (note 3)	(10,715)	(17,957)	(70,383)	(622)	(1,585)	(2,170)	(3,419)	(306)

Net investment income (loss)	15,971	46,279	1,806	153	2,113	4,903	7,301	725

Realized gain (loss) on investments	55,282	2,776	620,665	(311)	648	600	(11,223)	(1,465)
Change in unrealized gain (loss) on investments	617,524	828,319	2,120,583	9,380	27,552	20,260	52,713	3,025

Net gain (loss) on investments	672,806	831,095	2,741,248	9,069	28,200	20,860	41,490	1,560

Reinvested capital gains	-	-	283,914	10,333	18,750	19,536	40,658	963

Net increase (decrease) in contract owners’ equity resulting from operations	$688,777	877,374	3,026,968	19,555	49,063	45,299	89,449	3,248

Investment Activity:	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2
Reinvested dividends	$19,874	11,651	2,874	17,259	3,528	518,004	110,124	12,267
Asset charges (note 3)	(5,326)	(4,273)	(536)	(3,639)	(661)	(296,163)	(26,539)	(1,444)

Net investment income (loss)	14,548	7,378	2,338	13,620	2,867	221,841	83,585	10,823

Realized gain (loss) on investments	15,396	10,848	(250)	717	(408)	1,958,039	(51,526)	(843)
Change in unrealized gain (loss) on investments	40,781	49,952	5,171	6,150	1,624	7,067,926	50,939	79,932

Net gain (loss) on investments	56,177	60,800	4,921	6,867	1,216	9,025,965	(587)	79,089

Reinvested capital gains	64,242	56,490	5,822	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$134,967	124,668	13,081	20,487	4,083	9,247,806	82,998	89,912

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$69,968	9,186	1,932	6,170	59,209	87,424	19,712	68,752
Asset charges (note 3)	(11,388)	(1,184)	(658)	(2,233)	(14,576)	(26,174)	(7,462)	(33,085)

Net investment income (loss)	58,580	8,002	1,274	3,937	44,633	61,250	12,250	35,667

Realized gain (loss) on investments	152,430	2,072	(79)	(6,566)	129,989	115,376	(4,599)	227,171
Change in unrealized gain (loss) on investments	219,562	28,998	9,091	12,707	26,256	277,699	34,970	259,172

Net gain (loss) on investments	371,992	31,070	9,012	6,141	156,245	393,075	30,371	486,343

Reinvested capital gains	324,495	11,913	3,989	6,658	208,464	338,586	44,882	385,783

Net increase (decrease) in contract owners’ equity resulting from operations	$755,067	50,985	14,275	16,736	409,342	792,911	87,503	907,793

Investment Activity:	SAM	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$61,864	50,161	12,938	7,535	20,899	-	261,880	-
Asset charges (note 3)	(76,104)	(21,873)	(2,190)	(8,769)	(6,658)	(156,794)	(127,196)	(7,431)

Net investment income (loss)	(14,240)	28,288	10,748	(1,234)	14,241	(156,794)	134,684	(7,431)

Realized gain (loss) on investments	-	(32,569)	(3,670)	(13,373)	(86,245)	1,023,332	710,150	(45,441)
Change in unrealized gain (loss) on investments	-	896,721	88,280	422,476	188,037	4,664,635	883,882	394,076

Net gain (loss) on investments	-	864,152	84,610	409,103	101,792	5,687,967	1,594,032	348,635

Reinvested capital gains	-	-	-	87,622	72,517	1,483,265	1,222,768	14,026

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,240)	892,440	95,358	495,491	188,550	7,014,438	2,951,484	355,230

Investment Activity:	SCVF	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1
Reinvested dividends	$25,125	-	58,196	2,380	307,129	3,253	23,109	162,938
Asset charges (note 3)	(22,966)	(82,658)	(7,140)	(1,186)	(322,726)	(945)	(3,913)	(38,006)

Net investment income (loss)	2,159	(82,658)	51,056	1,194	(15,597)	2,308	19,196	124,932

Realized gain (loss) on investments	219,770	503,678	(2,476)	(4,646)	906,869	(9,234)	24,316	(732,242)
Change in unrealized gain (loss) on investments	(48,174)	479,715	20,471	5,980	12,589,242	40,642	78,002	940,342

Net gain (loss) on investments	171,596	983,393	17,995	1,334	13,496,111	31,408	102,318	208,100

Reinvested capital gains	233,968	1,118,539	-	-	1,539,612	-	-	118,759

Net increase (decrease) in contract owners’ equity resulting from operations	$407,723	2,019,274	69,051	2,528	15,020,126	33,716	121,514	451,791

Investment Activity:	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMGP	AMINS	AMCG
Reinvested dividends	$2,598	1,837	1,654	54,619	25,828	284	145	-
Asset charges (note 3)	(717)	(212)	(1,039)	(15,336)	(7,408)	(671)	-	(6,832)

Net investment income (loss)	1,881	1,625	615	39,283	18,420	(387)	145	(6,832)

Realized gain (loss) on investments	5,474	63	(114)	117,902	(6,097)	(7,214)	56	19,227
Change in unrealized gain (loss) on investments	13,104	3,991	17,504	343,876	(3,827)	16,062	4,862	318,888

Net gain (loss) on investments	18,578	4,054	17,390	461,778	(9,924)	8,848	4,918	338,115

Reinvested capital gains	1,721	1,267	7,989	73,889	-	10,360	-	30,983

Net increase (decrease) in contract owners’ equity resulting from operations	$22,180	6,946	25,994	574,950	8,496	18,821	5,063	362,266

Investment Activity:	AMMCGS	AMTP	AMRS	AMSRS	NOTB3	NOTG3	OVMS	OVB
Reinvested dividends	$-	18,695	100	3,694	157	33	105,571	77,713
Asset charges (note 3)	(632)	(6,474)	-	(3,601)	(95)	(17)	(28,826)	(16,966)

Net investment income (loss)	(632)	12,221	100	93	62	16	76,745	60,747

Realized gain (loss) on investments	315	89,895	1,266	29,063	1,576	9	(21,020)	25,620
Change in unrealized gain (loss) on investments	21,782	196,370	1,785	62,659	269	305	390,786	40,850

Net gain (loss) on investments	22,097	286,265	3,051	91,722	1,845	314	369,766	66,470

Reinvested capital gains	2,071	87,481	-	26,587	16	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,536	385,967	3,151	118,402	1,923	330	446,511	127,217

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA
Reinvested dividends	$205,081	2,600	19,274	10,719	332	4,683	21,502	1,532
Asset charges (note 3)	(112,535)	(731)	(6,336)	(6,394)	(6,693)	(992)	(2,319)	(67)

Net investment income (loss)	92,546	1,869	12,938	4,325	(6,361)	3,691	19,183	1,465

Realized gain (loss) on investments	667,390	753	31,776	55,140	68,191	(528)	(6,694)	(2,220)
Change in unrealized gain (loss) on investments	5,897,058	24,566	171,383	50,197	99,787	8,524	42,973	915

Net gain (loss) on investments	6,564,448	25,319	203,159	105,337	167,978	7,996	36,279	(1,305)

Reinvested capital gains	-	-	25,859	65,802	108,945	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,656,994	27,188	241,956	175,464	270,562	11,687	55,462	160

Investment Activity:	PMVFBA	PMVLDA	PMVTRA	GVGMNS	PVEIB	PVGOB	PVTIGB	RVARS
Reinvested dividends	$3,497	17,674	15,307	122	-	415	5,047	-
Asset charges (note 3)	(1,120)	(4,966)	(3,843)	(100)	(359)	(2,276)	(1,083)	(256)

Net investment income (loss)	2,377	12,708	11,464	22	(359)	(1,861)	3,964	(256)

Realized gain (loss) on investments	(2,294)	(6,135)	(4,248)	80	1,494	8,086	(37)	105
Change in unrealized gain (loss) on investments	21,746	6,289	25,287	628	11,841	99,049	47,697	2,468

Net gain (loss) on investments	19,452	154	21,039	708	13,335	107,135	47,660	2,573

Reinvested capital gains	-	-	-	1,037	-	5,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,829	12,862	32,503	1,767	12,976	110,626	51,624	2,317

Investment Activity:	TRHS2	TRLT2	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG
Reinvested dividends	$-	846	24,501	19,025	-	25,912	35,737	-
Asset charges (note 3)	(22,079)	-	(7,097)	(20,373)	(19,361)	(8,792)	(3,636)	(1,954)

Net investment income (loss)	(22,079)	846	17,404	(1,348)	(19,361)	17,120	32,101	(1,954)

Realized gain (loss) on investments	(7,793)	(1)	(40,631)	(56,708)	(429,998)	(66,986)	(16,494)	(1,391)
Change in unrealized gain (loss) on investments	906,556	(312)	138,623	1,678,155	313,797	331,752	26,030	80,296

Net gain (loss) on investments	898,763	(313)	97,992	1,621,447	(116,201)	264,766	9,536	78,905

Reinvested capital gains	206,365	-	-	-	-	-	-	11,259

Net increase (decrease) in contract owners’ equity resulting from operations	$1,083,049	533	115,396	1,620,099	(135,562)	281,886	41,637	88,210

Investment Activity:	SVDF	SVOF	WFVSCG	PVGIB
Reinvested dividends	$-	8,696	-	1,947
Asset charges (note 3)	(5,304)	(9,690)	(1,727)	(194)

Net investment income (loss)	(5,304)	(994)	(1,727)	1,753

Realized gain (loss) on investments	3,080	122,604	(11,710)	(3,673)
Change in unrealized gain (loss) on investments	142,244	16,449	78,106	(4,360)

Net gain (loss) on investments	145,324	139,053	66,396	(8,033)

Reinvested capital gains	37,662	104,538	9,148	10,709

Net increase (decrease) in contract owners’ equity resulting from operations	$177,682	242,597	73,817	4,429

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVGIA		ALVDAA		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,384,617	4,290,203	3,363	1,828	1	(1)	(534)	1,955
Realized gain (loss) on investments	10,827,915	9,715,888	8,585	13,324	8	(20)	(22,231)	615
Change in unrealized gain (loss) on investments	77,253,826	(14,944,346)	18,302	(421)	2	20	99,269	176,588
Reinvested capital gains	20,273,921	43,953,392	30,387	20,897	-	-	52,530	67,900

Net increase (decrease) in contract owners’ equity resulting from operations	111,740,279	43,015,137	60,637	35,628	11	(1)	129,034	247,058

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	20,997,948	24,591,965	12,754	8,393	-	-	62,139	33,244
Transfers between funds	-	-	6,724	61,791	-	-	(129,345)	(52,120)
Surrenders (note 6)	(41,078,059)	(48,315,063)	(29,655)	(48,370)	-	-	(121,661)	(15,493)
Death Benefits (note 4)	(8,962,312)	(6,826,710)	-	-	-	-	(3,870)	(9,328)
Net policy repayments (loans) (note 5)	8,731,763	5,633,238	(245)	7,596	(42)	(87)	(3,822)	(11,430)
Deductions for surrender charges (note 2)	(3,016)	(1,660)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,764,714)	(31,307,723)	(22,720)	(21,948)	(122)	(246)	(47,016)	(51,293)
Asset charges (note 3):
MSP contracts	(264,986)	(249,921)	(42)	(37)	-	-	(355)	(397)
SL contracts or LSFP contracts	(146,605)	(137,619)	(91)	(85)	-	-	(246)	(216)
Adjustments to maintain reserves	(3,327)	29,197	27	3	1	3	19	(13)

Net equity transactions	(50,493,308)	(56,584,296)	(33,248)	7,343	(163)	(330)	(244,157)	(107,046)

Net change in contract owners’ equity	61,246,971	(13,569,159)	27,389	42,971	(152)	(331)	(115,123)	140,012
Contract owners’ equity beginning of period	586,988,224	600,557,383	356,845	313,874	166	497	1,199,444	1,059,432

Contract owners’ equity end of period	$648,235,195	586,988,224	384,234	356,845	14	166	1,084,321	1,199,444

CHANGES IN UNITS:
Beginning units	20,898,382	22,879,589	12,562	12,235	14	43	27,662	30,399
Units purchased	1,919,100	2,502,709	1,029	2,497	-	-	1,285	1,318
Units redeemed	(3,378,712)	(4,483,916)	(2,177)	(2,170)	(13)	(29)	(6,761)	(4,055)

Ending units	19,438,770	20,898,382	11,414	12,562	1	14	22,186	27,662

	ACVB		ACVCA		ACVIG		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49,337	46,733	(10,871)	(10,988)	31,153	34,890	21,807	15,206
Realized gain (loss) on investments	67,016	158,954	72,875	103,412	84,696	15,239	(15,913)	(29,044)
Change in unrealized gain (loss) on investments	351,860	(123,300)	36,778	(206,193)	153,713	153,290	25,531	48,653
Reinvested capital gains	210,167	227,928	186,016	146,934	50,011	36,164	-	8,103

Net increase (decrease) in contract owners’ equity resulting from operations	678,380	310,315	284,798	33,165	319,573	239,583	31,425	42,918

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	117,540	120,760	19,732	12,562	46,799	45,336	37,854	41,800
Transfers between funds	279,447	61,352	(15,671)	(100,075)	(576,784)	22,196	(3,791)	(7,852)
Surrenders (note 6)	(173,316)	(284,457)	(80,300)	39,155	(91,542)	(81,331)	(41,212)	(67,284)
Death Benefits (note 4)	(103,894)	(62,096)	(154,430)	-	(1,058)	(37,749)	(7,370)	(29,305)
Net policy repayments (loans) (note 5)	53,973	33,512	105,653	(121,603)	(2,051)	15,595	25,615	13,235
Deductions for surrender charges (note 2)	-	(17)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(214,523)	(222,532)	(29,490)	(44,280)	(86,716)	(89,843)	(50,098)	(66,717)
Asset charges (note 3):
MSP contracts	(1,672)	(1,661)	-	-	(1,677)	(1,450)	(1,907)	(2,002)
SL contracts or LSFP contracts	(750)	(488)	(1,585)	(1,531)	(459)	(336)	(62)	(83)
Adjustments to maintain reserves	73	81	2,373	307	2	55	11	23

Net equity transactions	(43,122)	(355,546)	(153,718)	(215,465)	(713,486)	(127,527)	(40,960)	(118,185)

Net change in contract owners’ equity	635,258	(45,231)	131,080	(182,300)	(393,913)	112,056	(9,535)	(75,267)
Contract owners’ equity beginning of period	5,146,349	5,191,580	1,459,428	1,641,728	2,054,209	1,942,153	993,812	1,069,079

Contract owners’ equity end of period	$5,781,607	5,146,349	1,590,508	1,459,428	1,660,296	2,054,209	984,277	993,812

CHANGES IN UNITS:
Beginning units	178,035	185,739	70,579	83,442	94,337	100,085	64,675	72,248
Units purchased	12,574	9,643	1,400	1,370	4,266	4,813	4,708	4,458
Units redeemed	(14,562)	(17,347)	(8,951)	(14,233)	(40,066)	(10,561)	(7,306)	(12,031)

Ending units	176,047	178,035	63,028	70,579	58,537	94,337	62,077	64,675

	ACVI		ACVMV1		ACVU1		BRVHYI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,916	3,550	27,290	28,014	(4,443)	100	73	-
Realized gain (loss) on investments	54,227	30,785	147,798	98,944	1,296	(7,850)	(3)	-
Change in unrealized gain (loss) on investments	63,144	(65,137)	51,320	235,780	100,658	2,571	(55)	-
Reinvested capital gains	-	-	55,398	99,147	912	6,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,287	(30,802)	281,806	461,885	98,423	1,206	15	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,930	4,596	50,410	476,218	74,507	-	452	-
Transfers between funds	(85,016)	(2,500)	(337,744)	429,312	564,165	(164,971)	10,607	-
Surrenders (note 6)	(49,257)	-	(251,573)	(429,544)	-	-	(1,098)	-
Death Benefits (note 4)	-	(12,460)	(8,162)	(51,031)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,979)	(1,131)	(34,588)	(26,981)	10,680	10,097	(31)	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(11,647)	(15,771)	(90,040)	(80,658)	(2,240)	(1,317)	(162)	-
Asset charges (note 3):
MSP contracts	-	-	(669)	(592)	-	-	-	-
SL contracts or LSFP contracts	(1,299)	(1,309)	(28)	(20)	(18)	(77)	-	-
Adjustments to maintain reserves	4,650	(863)	67	(6)	14	(21)	(3)	-

Net equity transactions	(140,618)	(29,438)	(672,327)	316,698	647,108	(156,289)	9,765	-

Net change in contract owners’ equity	(20,331)	(60,240)	(390,521)	778,583	745,531	(155,083)	9,780	-
Contract owners’ equity beginning of period	471,197	531,437	2,844,166	2,065,583	17,047	172,130	-	-

Contract owners’ equity end of period	$450,866	471,197	2,453,645	2,844,166	762,578	17,047	9,780	-

CHANGES IN UNITS:
Beginning units	24,430	26,275	91,289	80,976	809	8,573	-	-
Units purchased	183	530	2,420	18,086	28,115	535	1,076	-
Units redeemed	(7,771)	(2,375)	(22,897)	(7,773)	(124)	(8,299)	(127)	-

Ending units	16,842	24,430	70,812	91,289	28,800	809	949	-

	MLVGA2		DWVSVS		DFVIPS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,584	19,436	1,654	3	4,325	267	4,194	7,486
Realized gain (loss) on investments	28,513	(38,407)	55,874	(12,766)	243	1	78,969	22,063
Change in unrealized gain (loss) on investments	290,588	106,481	(25,425)	96,787	(591)	(310)	90,085	301,555
Reinvested capital gains	29,134	-	24,331	21,374	-	14	111,947	171,403

Net increase (decrease) in contract owners’ equity resulting from operations	368,819	87,510	56,434	105,398	3,977	(28)	285,195	502,507

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	253,458	155,645	11,120	10,001	1,074	-	92,626	36,806
Transfers between funds	82,476	(300,587)	5,008	162,204	191,171	23,015	(275,587)	347,106
Surrenders (note 6)	(495,524)	(175,942)	(19,760)	(418)	-	-	(192,150)	(123,164)
Death Benefits (note 4)	(23,389)	(11,256)	(4,781)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,335)	41,463	(6,496)	(4,051)	(757)	(485)	1,372	10,353
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(43)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(158,978)	(158,073)	(13,542)	(8,470)	(2,947)	(37)	(85,448)	(79,870)
Asset charges (note 3):
MSP contracts	(3,449)	(3,485)	-	-	-	-	(1,355)	(1,015)
SL contracts or LSFP contracts	-	-	-	-	-	-	(982)	(866)
Adjustments to maintain reserves	25	44	9	-	5	(2)	(57)	72

Net equity transactions	(358,716)	(452,191)	(28,442)	159,266	188,546	22,491	(461,624)	189,422

Net change in contract owners’ equity	10,103	(364,681)	27,992	264,664	192,523	22,463	(176,429)	691,929
Contract owners’ equity beginning of period	2,925,866	3,290,547	472,696	208,032	22,463	-	2,725,441	2,033,512

Contract owners’ equity end of period	$2,935,969	2,925,866	500,688	472,696	214,986	22,463	2,549,012	2,725,441

CHANGES IN UNITS:
Beginning units	177,260	206,322	30,134	17,292	2,258	-	81,367	75,934
Units purchased	13,538	12,805	2,143	13,887	19,140	2,310	3,806	13,582
Units redeemed	(33,707)	(41,867)	(3,574)	(1,045)	(367)	(52)	(17,362)	(8,149)

Ending units	157,091	177,260	28,703	30,134	21,031	2,258	67,811	81,367

	DSIF		DSRG		DCAP		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$557,482	653,628	41,220	48,079	35,418	46,475	(1,802)	(1,739)
Realized gain (loss) on investments	1,369,615	1,311,757	266,585	217,417	73,076	107,490	26,422	(773)
Change in unrealized gain (loss) on investments	5,719,392	1,039,309	187,905	(304,416)	337,708	(467,360)	39,949	16,362
Reinvested capital gains	1,081,053	1,500,342	462,886	645,799	522,333	602,452	5,177	34,200

Net increase (decrease) in contract owners’ equity resulting from operations	8,727,542	4,505,036	958,596	606,879	968,535	289,057	69,746	48,050

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,258,550	1,457,787	296,169	326,537	117,862	126,634	13,086	17,181
Transfers between funds	(582,963)	(398,922)	(71,682)	(88,806)	(215,205)	(219,114)	(89,470)	(86,400)
Surrenders (note 6)	(2,401,894)	(2,542,930)	(307,019)	(340,566)	(189,178)	(377,883)	(10,764)	(50,611)
Death Benefits (note 4)	(553,472)	(468,792)	(52,021)	(76,937)	(10,496)	(75,311)	(814)	-
Net policy repayments (loans) (note 5)	(68,594)	228,657	61,133	34,006	26,612	6,220	1,795	5,449
Deductions for surrender charges (note 2)	(85)	(21)	(138)	-	(32)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,127,267)	(2,230,190)	(384,328)	(409,386)	(176,695)	(196,767)	(15,314)	(21,976)
Asset charges (note 3):
MSP contracts	(18,328)	(17,054)	(2,274)	(2,028)	(1,700)	(1,464)	(141)	(197)
SL contracts or LSFP contracts	(18,232)	(18,332)	(787)	(835)	(2,095)	(1,921)	(30)	(25)
Adjustments to maintain reserves	3,457	2,248	98	193	46	89	5	(24)

Net equity transactions	(4,508,828)	(3,987,549)	(460,849)	(557,822)	(450,881)	(739,517)	(101,647)	(136,603)

Net change in contract owners’ equity	4,218,714	517,487	497,747	49,057	517,654	(450,460)	(31,901)	(88,553)
Contract owners’ equity beginning of period	44,003,898	43,486,411	6,723,873	6,674,816	3,803,048	4,253,508	349,909	438,462

Contract owners’ equity end of period	$48,222,612	44,003,898	7,221,620	6,723,873	4,320,702	3,803,048	318,008	349,909

CHANGES IN UNITS:
Beginning units	823,181	896,681	151,270	164,369	141,818	173,129	14,463	21,079
Units purchased	34,683	44,766	12,222	10,823	6,101	6,983	844	3,572
Units redeemed	(111,032)	(118,266)	(22,508)	(23,922)	(20,636)	(38,294)	(4,699)	(10,188)

Ending units	746,832	823,181	140,984	151,270	127,283	141,818	10,608	14,463

	DGI		DSGIBA		FVCA2P		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,799	10,148	1,273	(28)	2,036	2,152	31,728	36,686
Realized gain (loss) on investments	58,807	28,423	282	4	(9,620)	(1,144)	(2,155)	(3,425)
Change in unrealized gain (loss) on investments	132,760	(79,024)	7,326	339	22,265	(7,704)	10,036	5,748
Reinvested capital gains	64,837	166,634	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,203	126,181	8,881	315	14,681	(6,696)	39,609	39,009

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	42,767	45,811	1,052	203	4,527	5,009	26,949	42,456
Transfers between funds	12,135	10,338	122,275	8,526	(34,428)	-	19,604	23,706
Surrenders (note 6)	(109,368)	(87,238)	-	-	(551)	-	(76,713)	(71,323)
Death Benefits (note 4)	(9,596)	(81,224)	-	-	-	(454)	(10,728)	-
Net policy repayments (loans) (note 5)	18,647	19,916	(5)	-	503	(407)	53,248	(18,187)
Deductions for surrender charges (note 2)	-	(46)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(82,380)	(86,885)	(2,100)	(129)	(2,346)	(2,611)	(57,941)	(63,697)
Asset charges (note 3):
MSP contracts	(549)	(560)	-	-	-	-	(895)	(1,058)
SL contracts or LSFP contracts	(852)	(751)	-	-	(220)	(214)	(268)	(305)
Adjustments to maintain reserves	(4)	30	4	2	(6)	(3)	(12)	49

Net equity transactions	(129,200)	(180,609)	121,226	8,602	(32,521)	1,320	(46,756)	(88,359)

Net change in contract owners’ equity	131,003	(54,428)	130,107	8,917	(17,840)	(5,376)	(7,147)	(49,350)
Contract owners’ equity beginning of period	1,428,081	1,482,509	8,917	-	145,161	150,537	1,124,378	1,173,728

Contract owners’ equity end of period	$1,559,084	1,428,081	139,024	8,917	127,321	145,161	1,117,231	1,124,378

CHANGES IN UNITS:
Beginning units	51,914	58,822	860	-	9,131	9,042	63,907	68,829
Units purchased	3,246	3,086	10,890	873	352	418	4,974	6,581
Units redeemed	(7,529)	(9,994)	(192)	(13)	(2,307)	(329)	(7,574)	(11,503)

Ending units	47,631	51,914	11,558	860	7,176	9,131	61,307	63,907

	FEIP		FHIP		FRESS		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$447,134	646,700	401,172	424,420	147	-	137,882	91,034
Realized gain (loss) on investments	(701,866)	(1,056,591)	(84,968)	(138,727)	2	-	431	(70,457)
Change in unrealized gain (loss) on investments	3,993,560	3,998,665	234,676	868,142	64	-	27,283	(245,909)
Reinvested capital gains	812,500	2,389,164	-	-	-	-	1,183,117	471,667

Net increase (decrease) in contract owners’ equity resulting from operations	4,551,328	5,977,938	550,880	1,153,835	213	-	1,348,713	246,335

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,342,914	1,344,085	373,121	386,577	-	-	360,159	406,867
Transfers between funds	(191,027)	(235,417)	(105,522)	55,714	12,549	-	(58,927)	(148,074)
Surrenders (note 6)	(3,195,245)	(2,116,172)	(818,116)	(715,492)	-	-	(446,405)	(795,678)
Death Benefits (note 4)	(807,832)	(652,600)	(706,280)	(225,960)	-	-	(142,607)	(605,577)
Net policy repayments (loans) (note 5)	872,871	239,362	512,161	316,565	-	-	113,609	459,651
Deductions for surrender charges (note 2)	(260)	(254)	(31)	(247)	-	-	(54)	(97)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,981,803)	(2,122,536)	(503,271)	(558,445)	(203)	-	(545,214)	(599,810)
Asset charges (note 3):
MSP contracts	(17,322)	(16,667)	(5,552)	(5,811)	-	-	(3,342)	(3,445)
SL contracts or LSFP contracts	(4,467)	(4,741)	(1,220)	(1,556)	-	-	(2,215)	(2,017)
Adjustments to maintain reserves	(8,402)	5,178	(12,027)	847	4	-	689	308

Net equity transactions	(3,990,573)	(3,559,762)	(1,266,737)	(747,808)	12,350	-	(724,307)	(1,287,872)

Net change in contract owners’ equity	560,755	2,418,176	(715,857)	406,027	12,563	-	624,406	(1,041,537)
Contract owners’ equity beginning of period	39,326,384	36,908,208	9,126,380	8,720,353	-	-	10,302,811	11,344,348

Contract owners’ equity end of period	$39,887,139	39,326,384	8,410,523	9,126,380	12,563	-	10,927,217	10,302,811

CHANGES IN UNITS:
Beginning units	539,019	595,714	224,220	235,350	-	-	267,459	303,941
Units purchased	25,846	27,175	15,897	30,053	1,244	-	14,016	16,465
Units redeemed	(98,385)	(83,870)	(55,051)	(41,183)	(20)	-	(31,049)	(52,947)

Ending units	466,480	539,019	185,066	224,220	1,224	-	250,426	267,459

	FCP		FNRS2		FF10S		FF20S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	12,230	(466)	3,831	3,512	12,841	13,026
Realized gain (loss) on investments	-	-	(112,715)	(170,914)	6,718	5,817	43,132	12,746
Change in unrealized gain (loss) on investments	-	-	22,850	597,170	29,557	(115)	117,481	5,039
Reinvested capital gains	-	-	720	-	8,448	8,966	39,942	37,699

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(76,915)	425,790	48,554	18,180	213,396	68,510

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(78)	-	115,421	113,230	9,998	9,918	42,853	42,299
Transfers between funds	78	-	(216,685)	(208,502)	2,061	26,663	(5,136)	136,712
Surrenders (note 6)	56	-	(91,992)	(131,411)	(12,779)	(14,825)	(93,947)	(37,604)
Death Benefits (note 4)	-	-	(4,538)	(3,946)	-	(11,683)	-	(36,854)
Net policy repayments (loans) (note 5)	-	-	24,205	25,966	19	5	8,757	58,567
Deductions for surrender charges (note 2)	(56)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	(102,201)	(115,650)	(17,442)	(16,658)	(59,718)	(54,406)
Asset charges (note 3):
MSP contracts	-	-	(326)	(413)	-	(17)	(496)	(516)
SL contracts or LSFP contracts	-	-	(315)	(237)	-	-	-	-
Adjustments to maintain reserves	-	-	24	2	(5)	24	(5)	45

Net equity transactions	-	-	(276,407)	(320,961)	(18,148)	(6,573)	(107,692)	108,243

Net change in contract owners’ equity	-	-	(353,322)	104,829	30,406	11,607	105,704	176,753
Contract owners’ equity beginning of period	-	-	1,756,109	1,651,280	397,112	385,505	1,377,594	1,200,841

Contract owners’ equity end of period	$-	-	1,402,787	1,756,109	427,518	397,112	1,483,298	1,377,594

CHANGES IN UNITS:
Beginning units	-	-	89,056	111,198	22,599	22,917	75,093	69,003
Units purchased	2	-	7,463	9,747	997	2,241	4,731	11,747
Units redeemed	(2)	-	(23,029)	(31,889)	(1,985)	(2,559)	(10,143)	(5,657)

Ending units	-	-	73,490	89,056	21,611	22,599	69,681	75,093

	FF30S		FGP		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,091	9,144	(212,346)	(289,235)	40,170	39,855	7,952	(5,122)
Realized gain (loss) on investments	56,860	25,485	2,400,071	1,839,995	(6,543)	(6,431)	192,728	159,366
Change in unrealized gain (loss) on investments	123,685	(12,278)	11,672,708	(7,089,419)	32,468	49,125	755,978	130,290
Reinvested capital gains	45,507	43,426	4,526,557	5,515,731	9,590	1,010	313,570	413,066

Net increase (decrease) in contract owners’ equity resulting from operations	236,143	65,777	18,386,990	(22,928)	75,685	83,559	1,270,228	697,600

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	45,367	48,110	2,122,543	2,139,029	59,973	63,928	226,127	188,543
Transfers between funds	106,025	11,728	30,466	(1,715,298)	132,313	256,388	(146,121)	(192,162)
Surrenders (note 6)	(113,073)	(40,583)	(3,989,883)	(2,750,774)	(113,001)	(182,121)	(499,668)	(564,295)
Death Benefits (note 4)	-	-	(454,563)	(649,669)	(35,574)	(115,556)	(57,298)	(22,128)
Net policy repayments (loans) (note 5)	12,746	15,766	443,950	655,877	(827)	46,700	611	(25,477)
Deductions for surrender charges (note 2)	-	-	(486)	(161)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(71,254)	(66,936)	(2,995,920)	(3,079,115)	(105,702)	(110,091)	(314,373)	(316,381)
Asset charges (note 3):
MSP contracts	(511)	(71)	(18,485)	(16,075)	(1,844)	(1,839)	(1,091)	(1,162)
SL contracts or LSFP contracts	-	-	(10,581)	(10,252)	(502)	(443)	(924)	(834)
Adjustments to maintain reserves	12	14	7,407	988	13	8	11	105

Net equity transactions	(20,688)	(31,972)	(4,865,552)	(5,425,450)	(65,151)	(43,026)	(792,726)	(933,791)

Net change in contract owners’ equity	215,455	33,805	13,521,438	(5,448,378)	10,534	40,533	477,502	(236,191)
Contract owners’ equity beginning of period	1,148,392	1,114,587	55,021,457	60,469,835	2,108,236	2,067,703	6,647,729	6,883,920

Contract owners’ equity end of period	$1,363,847	1,148,392	68,542,895	55,021,457	2,118,770	2,108,236	7,125,231	6,647,729

CHANGES IN UNITS:
Beginning units	59,883	61,621	811,760	913,368	128,902	131,784	147,825	170,775
Units purchased	8,382	5,056	47,460	37,572	12,831	21,195	5,654	6,864
Units redeemed	(9,187)	(6,794)	(103,522)	(139,180)	(16,986)	(24,077)	(21,614)	(29,814)

Ending units	59,078	59,883	755,698	811,760	124,747	128,902	131,865	147,825

	FOP		FOS		FVSS		FTVIS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$44,684	41,687	30,236	27,679	7,747	4,259	50,765	70,302
Realized gain (loss) on investments	(99,589)	(149,218)	6,940	(86,373)	1,500	54,072	2,612	(19,945)
Change in unrealized gain (loss) on investments	1,310,143	(189,916)	918,004	(168,309)	(72,016)	14,910	70,319	150,509
Reinvested capital gains	4,536	7,794	3,565	5,897	206,708	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,259,774	(289,653)	958,745	(221,106)	143,939	73,241	123,696	200,866

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	18,346	13,782	265,143	305,367	25,918	23,454	57,327	60,415
Transfers between funds	(42,941)	(173,705)	(19,914)	(254,158)	34,562	(106,476)	71,069	(64,113)
Surrenders (note 6)	(208,873)	(150,433)	(246,065)	(326,775)	(52,366)	(16,586)	(34,628)	(271,188)
Death Benefits (note 4)	(264,163)	(144,321)	(16,200)	(24,653)	-	-	(1,802)	(15,184)
Net policy repayments (loans) (note 5)	242,750	89,928	158,761	199,420	(36,860)	94,178	(31,181)	(42,002)
Deductions for surrender charges (note 2)	-	(5)	-	(110)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(158,485)	(169,013)	(247,023)	(253,802)	(42,445)	(47,154)	(78,005)	(91,340)
Asset charges (note 3):
MSP contracts	(1,826)	(1,700)	(540)	(542)	(1,330)	(1,143)	(1,791)	(1,625)
SL contracts or LSFP contracts	(2,717)	(2,275)	-	-	(79)	(162)	-	-
Adjustments to maintain reserves	(11,439)	(92)	45	56	23	(13)	11	33

Net equity transactions	(429,348)	(537,834)	(105,793)	(355,197)	(72,577)	(53,902)	(19,000)	(425,004)

Net change in contract owners’ equity	830,426	(827,487)	852,952	(576,303)	71,362	19,339	104,696	(224,138)
Contract owners’ equity beginning of period	4,407,674	5,235,161	3,318,292	3,894,595	818,990	799,651	1,426,153	1,650,291

Contract owners’ equity end of period	$5,238,100	4,407,674	4,171,244	3,318,292	890,352	818,990	1,530,849	1,426,153

CHANGES IN UNITS:
Beginning units	160,556	178,655	373,222	413,370	31,103	33,099	82,298	108,195
Units purchased	4,705	3,642	48,073	61,619	2,895	5,580	13,152	7,762
Units redeemed	(16,866)	(21,741)	(58,774)	(101,767)	(5,478)	(7,576)	(14,524)	(33,659)

Ending units	148,395	160,556	362,521	373,222	28,520	31,103	80,926	82,298

	FTVRDI		FTVSVI		FTVDM2		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$53,300	39,460	6,406	13,611	4,200	2,474	1,671	1,202
Realized gain (loss) on investments	50,357	280,808	89,832	71,536	(10,140)	(85,353)	7,079	(4,056)
Change in unrealized gain (loss) on investments	522,817	(160,366)	(12,774)	204,530	287,538	192,450	1,964	4,796
Reinvested capital gains	151,839	424,503	183,386	350,928	-	-	-	1,199

Net increase (decrease) in contract owners’ equity resulting from operations	778,313	584,405	266,850	640,605	281,598	109,571	10,714	3,141

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	119,685	109,218	74,422	52,480	32,443	34,128	-	-
Transfers between funds	(199,696)	304,397	(39,376)	62,787	153,991	(41,145)	-	(26,341)
Surrenders (note 6)	(239,518)	(753,803)	(105,718)	(157,457)	(35,748)	(64,390)	(4,105)	(5,013)
Death Benefits (note 4)	(2,061)	(59,261)	(6,929)	(12,444)	-	(3,158)	-	-
Net policy repayments (loans) (note 5)	27,417	(187,638)	(46,250)	(15,628)	5,355	(60)	(9,620)	(2,084)
Deductions for surrender charges (note 2)	(38)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(146,602)	(146,374)	(91,138)	(88,866)	(45,777)	(39,241)	(2,143)	(2,261)
Asset charges (note 3):
MSP contracts	(869)	(663)	(816)	(841)	(224)	(169)	(39)	(34)
SL contracts or LSFP contracts	(937)	(923)	(253)	(254)	(117)	(114)	-	-
Adjustments to maintain reserves	43	63	9	55	19	5	(5)	(23)

Net equity transactions	(442,576)	(734,984)	(216,049)	(160,168)	109,942	(114,144)	(15,912)	(35,756)

Net change in contract owners’ equity	335,737	(150,579)	50,801	480,437	391,540	(4,573)	(5,198)	(32,615)
Contract owners’ equity beginning of period	4,106,225	4,256,804	2,756,142	2,275,705	700,074	704,647	68,905	101,520

Contract owners’ equity end of period	$4,441,962	4,106,225	2,806,943	2,756,142	1,091,614	700,074	63,707	68,905

CHANGES IN UNITS:
Beginning units	136,583	163,813	66,556	71,379	79,668	93,715	2,858	4,512
Units purchased	6,243	15,466	4,027	3,509	17,588	4,982	-	-
Units redeemed	(20,136)	(42,696)	(9,176)	(8,332)	(8,345)	(19,029)	(591)	(1,654)

Ending units	122,690	136,583	61,407	66,556	88,911	79,668	2,267	2,858

	TIF2		FTVGI2		FTVFA2		ACEG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$23,244	14,983	(10,020)	(9,453)	6,482	8,591	(228)	(135)
Realized gain (loss) on investments	(67,365)	(102,293)	(49,337)	(40,303)	(1,247)	(2,520)	12,335	573
Change in unrealized gain (loss) on investments	203,166	130,470	83,963	94,938	14,581	16,660	(3,923)	(4,892)
Reinvested capital gains	-	17,489	6,871	1,730	12,153	8,296	16,166	7,205

Net increase (decrease) in contract owners’ equity resulting from operations	159,045	60,649	31,477	46,912	31,969	31,027	24,350	2,751

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	28,221	31,515	138,724	95,433	12,557	12,115	25,940	1,299
Transfers between funds	61,253	31,870	(18,216)	1,602	-	12,622	10,780	17,139
Surrenders (note 6)	(115,716)	(76,948)	(31,505)	(49,104)	(1,949)	-	(31,309)	(1,614)
Death Benefits (note 4)	(278)	(315)	(4,068)	(47,084)	-	-	-	-
Net policy repayments (loans) (note 5)	13,811	(52,271)	(1,018)	13,605	524	510	(176)	(75)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,783)	(31,718)	(85,204)	(102,943)	(20,465)	(19,243)	(7,242)	(4,488)
Asset charges (note 3):
MSP contracts	(185)	(177)	(873)	(916)	(254)	(223)	(67)	(114)
SL contracts or LSFP contracts	(208)	(197)	(313)	(300)	-	-	(143)	(127)
Adjustments to maintain reserves	16	14	(12)	30	3	8	(11)	24

Net equity transactions	(42,869)	(98,227)	(2,485)	(89,677)	(9,584)	5,789	(2,228)	12,044

Net change in contract owners’ equity	116,176	(37,578)	28,992	(42,765)	22,385	36,816	22,122	14,795
Contract owners’ equity beginning of period	979,882	1,017,460	2,052,183	2,094,948	286,346	249,530	81,470	66,675

Contract owners’ equity end of period	$1,096,058	979,882	2,081,175	2,052,183	308,731	286,346	103,592	81,470

CHANGES IN UNITS:
Beginning units	113,377	125,579	209,199	218,739	20,348	19,969	5,163	4,318
Units purchased	12,612	7,814	16,632	14,407	896	2,123	2,110	1,343
Units redeemed	(16,805)	(20,016)	(16,810)	(23,947)	(1,559)	(1,744)	(2,095)	(498)

Ending units	109,184	113,377	209,021	209,199	19,685	20,348	5,178	5,163

	AVBVI		AVMCCI		IVKMG1		IVBRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$15	15	65	(3)	(1,292)	(1,188)	4,576	(167)
Realized gain (loss) on investments	44	72	(7)	(10)	20,961	20,607	(3,390)	(4,398)
Change in unrealized gain (loss) on investments	559	(533)	1,200	61	10,500	(43,795)	4,773	17,011
Reinvested capital gains	-	1,133	585	56	18,753	23,455	7,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	618	687	1,843	104	48,922	(921)	13,296	12,446

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	45	45	10,990	11,629	25,332	11,187
Transfers between funds	(216)	141	27,547	3	33,491	(38,843)	(17,917)	54,151
Surrenders (note 6)	(374)	-	-	-	(1,495)	(33,220)	(9,600)	(16,201)
Death Benefits (note 4)	-	-	-	-	(17,622)	(205)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	2,628	2,186	(18)	(1,175)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(455)	(672)	(471)	(106)	(14,712)	(16,054)	(25,242)	(16,778)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	(8)	-	-
SL contracts or LSFP contracts	(19)	(20)	-	-	(144)	(128)	-	-
Adjustments to maintain reserves	(12)	11	20	(10)	(19)	10	4	1

Net equity transactions	(1,076)	(540)	27,141	(68)	13,117	(74,633)	(27,441)	31,185

Net change in contract owners’ equity	(458)	147	28,984	36	62,039	(75,554)	(14,145)	43,631
Contract owners’ equity beginning of period	4,129	3,982	878	842	210,577	286,131	158,770	115,139

Contract owners’ equity end of period	$3,671	4,129	29,862	878	272,616	210,577	144,625	158,770

CHANGES IN UNITS:
Beginning units	177	202	61	66	14,520	19,785	14,594	11,752
Units purchased	-	9	1,786	3	3,459	1,162	3,381	6,137
Units redeemed	(43)	(34)	(32)	(8)	(2,562)	(6,427)	(5,852)	(3,295)

Ending units	134	177	1,815	61	15,417	14,520	12,123	14,594

	JABS		JAEI		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,309	18,111	(168)	-	(20,428)	14,567	(642)	(6,175)
Realized gain (loss) on investments	21,411	61,833	42	-	(91,843)	(431,134)	293,785	(95,576)
Change in unrealized gain (loss) on investments	199,069	(33,842)	10,651	-	945,540	(83,874)	613,149	225,346
Reinvested capital gains	2,672	17,160	919	-	235,838	524,280	182,300	61,176

Net increase (decrease) in contract owners’ equity resulting from operations	236,461	63,262	11,444	-	1,069,107	23,839	1,088,592	184,771

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	26,158	34,824	1,958	-	155,957	96,184	193,451	33,627
Transfers between funds	140,097	149,837	314,952	-	(248,433)	(268,136)	262,090	(28,498)
Surrenders (note 6)	(52,747)	(204,358)	-	-	(222,469)	(395,326)	(59,006)	(100,818)
Death Benefits (note 4)	-	-	-	-	(166,138)	(34,085)	-	-
Net policy repayments (loans) (note 5)	(10,836)	3,440	25	-	121,667	22,366	(19,342)	10,169
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(67,950)	(66,965)	(857)	-	(173,480)	(189,870)	(115,755)	(67,649)
Asset charges (note 3):
MSP contracts	(1,139)	(1,022)	-	-	(2,865)	(2,491)	(390)	(317)
SL contracts or LSFP contracts	(315)	(164)	-	-	(1,454)	(1,366)	(1,898)	(1,414)
Adjustments to maintain reserves	4	22	(7)	-	58	67	56	24

Net equity transactions	33,272	(84,386)	316,071	-	(537,157)	(772,657)	259,206	(154,876)

Net change in contract owners’ equity	269,733	(21,124)	327,515	-	531,950	(748,818)	1,347,798	29,895
Contract owners’ equity beginning of period	1,331,153	1,352,277	-	-	3,870,367	4,619,185	2,195,276	2,165,381

Contract owners’ equity end of period	$1,600,886	1,331,153	327,515	-	4,402,317	3,870,367	3,543,074	2,195,276

CHANGES IN UNITS:
Beginning units	50,939	53,702	-	-	208,603	253,113	207,330	232,405
Units purchased	7,001	3,318	28,384	-	10,590	11,006	42,114	22,440
Units redeemed	(6,073)	(6,081)	(108)	-	(36,326)	(55,516)	(16,447)	(47,515)

Ending units	51,867	50,939	28,276	-	182,867	208,603	232,997	207,330

	JAIGS		LOVTRC		MV2IGI		MNDIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$31,423	103,255	23,183	26,653	198	75	(647)	(636)
Realized gain (loss) on investments	(157,555)	(288,065)	(361)	50	(2,103)	(3,795)	(4,880)	(15,966)
Change in unrealized gain (loss) on investments	903,824	(82,350)	14,889	(43,060)	43,341	(6,610)	29,274	19,016
Reinvested capital gains	-	65,099	-	4,310	10,596	20,566	2,199	4,751

Net increase (decrease) in contract owners’ equity resulting from operations	777,692	(202,061)	37,711	(12,047)	52,032	10,236	25,946	7,165

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	112,550	117,052	2,236	6,607	11,461	10,995	14,430	6,291
Transfers between funds	511,539	(50,437)	76,206	1,146,673	(575)	3,402	(589)	(21,574)
Surrenders (note 6)	(89,597)	(204,549)	-	-	(8,360)	(33,538)	(17,210)	(6,745)
Death Benefits (note 4)	(44,400)	(55,960)	-	-	(9,258)	(732)	-	-
Net policy repayments (loans) (note 5)	(217)	75,978	(119)	-	(1,521)	977	4,545	634
Deductions for surrender charges (note 2)	(39)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(137,720)	(145,321)	(20,728)	(10,659)	(12,518)	(16,134)	(10,619)	(13,301)
Asset charges (note 3):
MSP contracts	(467)	(485)	-	-	-	-	-	-
SL contracts or LSFP contracts	(762)	(742)	-	-	(13)	(12)	-	-
Adjustments to maintain reserves	61	17	2	12	12	(5)	(3)	9

Net equity transactions	350,948	(264,447)	57,597	1,142,633	(20,772)	(35,047)	(9,446)	(34,686)

Net change in contract owners’ equity	1,128,640	(466,508)	95,308	1,130,586	31,260	(24,811)	16,500	(27,521)
Contract owners’ equity beginning of period	2,256,295	2,722,803	1,130,586	-	177,849	202,660	105,666	133,187

Contract owners’ equity end of period	$3,384,935	2,256,295	1,225,894	1,130,586	209,109	177,849	122,166	105,666

CHANGES IN UNITS:
Beginning units	195,510	218,855	112,746	-	17,163	20,636	7,478	10,222
Units purchased	64,572	18,625	7,578	113,793	1,425	1,519	1,409	581
Units redeemed	(35,027)	(41,970)	(2,032)	(1,047)	(2,797)	(4,992)	(2,019)	(3,325)

Ending units	225,055	195,510	118,292	112,746	15,791	17,163	6,868	7,478

	MVFIC		MSVFI		MSEM		MSVRE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49,707	50,601	8,481	4,632	38,235	38,440	11,918	8,365
Realized gain (loss) on investments	34,322	258,679	1,590	279	(21,773)	(58,939)	119,572	51,769
Change in unrealized gain (loss) on investments	319,776	(201,317)	7,448	10,500	54,488	97,023	(113,035)	13,629
Reinvested capital gains	134,110	246,524	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	537,915	354,487	17,519	15,411	70,950	76,524	18,455	73,763

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	75,587	889,516	4,587	8,701	27,240	24,691	20,214	16,167
Transfers between funds	132,019	342,649	13,053	42,356	10,754	59,704	3,396	30,164
Surrenders (note 6)	(24,585)	(780,890)	(11,873)	-	(85,280)	(114,893)	(398,074)	(20,315)
Death Benefits (note 4)	(20,952)	(59,988)	(658)	(1,681)	(100,379)	-	(78,966)	(22,042)
Net policy repayments (loans) (note 5)	(21,250)	(149,153)	166	25	59,127	6,653	87,186	(3,341)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(106,903)	(110,827)	(10,076)	(10,965)	(38,283)	(42,003)	(29,309)	(31,729)
Asset charges (note 3):
MSP contracts	(787)	(814)	(198)	(152)	(399)	(461)	-	-
SL contracts or LSFP contracts	(861)	(535)	(116)	(88)	(178)	(201)	(1,644)	(1,717)
Adjustments to maintain reserves	(1)	49	(20)	(4)	(57)	3	120	57

Net equity transactions	32,267	130,007	(5,135)	38,192	(127,455)	(66,507)	(397,077)	(32,756)

Net change in contract owners’ equity	570,182	484,494	12,384	53,603	(56,505)	10,017	(378,622)	41,007
Contract owners’ equity beginning of period	3,099,974	2,615,480	310,364	256,761	807,405	797,388	1,306,761	1,265,754

Contract owners’ equity end of period	$3,670,156	3,099,974	322,748	310,364	750,900	807,405	928,139	1,306,761

CHANGES IN UNITS:
Beginning units	91,711	87,843	19,559	17,230	24,876	26,929	24,409	24,812
Units purchased	6,349	16,434	1,444	3,197	2,814	2,617	413	1,067
Units redeemed	(5,397)	(12,566)	(1,777)	(868)	(6,602)	(4,670)	(9,491)	(1,470)

Ending units	92,663	91,711	19,226	19,559	21,088	24,876	15,331	24,409

	NVBX		NVIX		NVAMV1		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,937	5,373	3,695	2,087	81,885	127,719	18,753	36,152
Realized gain (loss) on investments	124	1,416	3,645	(2,743)	182,723	105,322	32,627	157,124
Change in unrealized gain (loss) on investments	1,851	(10,229)	24,533	687	32,946	350,083	305,695	(133,508)
Reinvested capital gains	513	602	-	-	256,004	676,631	68,405	156,918

Net increase (decrease) in contract owners’ equity resulting from operations	8,425	(2,838)	31,873	31	553,558	1,259,755	425,480	216,686

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	8,922	13,686	1,882	1,318	170,007	203,856	73,244	78,027
Transfers between funds	103,338	195,330	78,354	2,815	(214,512)	(126,933)	294,958	78,989
Surrenders (note 6)	(48,808)	-	(26,995)	-	(519,721)	(275,356)	(48,982)	(373,075)
Death Benefits (note 4)	-	-	-	-	(83,910)	(1,175)	-	(20,911)
Net policy repayments (loans) (note 5)	-	(1,592)	(734)	-	131,525	(77,883)	688	(113,101)
Deductions for surrender charges (note 2)	-	-	-	-	(59)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,418)	(6,508)	(4,964)	(2,718)	(321,279)	(328,786)	(96,942)	(100,332)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,257)	(3,250)	(1,994)	(1,690)
SL contracts or LSFP contracts	-	-	-	-	(1,930)	(1,972)	-	-
Adjustments to maintain reserves	(11)	12	12	(3)	26	105	-	42

Net equity transactions	55,023	200,928	47,555	1,412	(843,110)	(611,394)	220,972	(452,051)

Net change in contract owners’ equity	63,448	198,090	79,428	1,443	(289,552)	648,361	646,452	(235,365)
Contract owners’ equity beginning of period	277,923	79,833	90,618	89,175	7,423,230	6,774,869	2,667,662	2,903,027

Contract owners’ equity end of period	$341,371	277,923	170,046	90,618	7,133,678	7,423,230	3,314,114	2,667,662

CHANGES IN UNITS:
Beginning units	26,760	7,825	9,992	9,872	272,934	298,423	155,432	183,408
Units purchased	10,749	20,562	8,168	428	10,294	12,291	22,056	9,886
Units redeemed	(5,471)	(1,627)	(3,073)	(308)	(40,885)	(37,780)	(9,975)	(37,862)

Ending units	32,038	26,760	15,087	9,992	242,343	272,934	167,513	155,432

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,331	10,174	4,516	15,141	(3,919)	(4,773)	6,601	3,936
Realized gain (loss) on investments	1,368	24,472	14,882	56,785	74,138	50,018	(1,680)	56,765
Change in unrealized gain (loss) on investments	5,914	(21,996)	291,888	(224,735)	283,518	(276,185)	60,565	(82,035)
Reinvested capital gains	1,295	1,800	149,211	145,233	172,968	376,341	72,328	87,803

Net increase (decrease) in contract owners’ equity resulting from operations	11,908	14,450	460,497	(7,576)	526,705	145,401	137,814	66,469

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	14,173	14,276	34,249	43,139	49,405	48,224	17,767	19,255
Transfers between funds	28,518	(65,722)	127,954	139,180	49,257	25,858	43,156	(41,068)
Surrenders (note 6)	-	(182,110)	(114,925)	(189,282)	(70,222)	(59,019)	(4,315)	(187,784)
Death Benefits (note 4)	(4)	(10,455)	(4,802)	(13,666)	-	(13,445)	-	(2,414)
Net policy repayments (loans) (note 5)	(8)	9,540	(20,675)	(30,444)	20,685	45,614	(3,938)	(30,214)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,191)	(20,757)	(60,871)	(61,149)	(65,528)	(67,405)	(23,793)	(27,270)
Asset charges (note 3):
MSP contracts	(45)	(46)	(1,139)	(921)	(1,427)	(1,166)	(279)	(237)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	17	10	28	-	50	2	23

Net equity transactions	25,430	(255,257)	(40,199)	(113,115)	(17,830)	(21,289)	28,600	(269,709)

Net change in contract owners’ equity	37,338	(240,807)	420,298	(120,691)	508,875	124,112	166,414	(203,240)
Contract owners’ equity beginning of period	437,719	678,526	1,506,034	1,626,725	1,944,191	1,820,079	626,938	830,178

Contract owners’ equity end of period	$475,057	437,719	1,926,332	1,506,034	2,453,066	1,944,191	793,352	626,938

CHANGES IN UNITS:
Beginning units	34,254	54,192	85,535	92,179	106,152	107,876	39,316	57,553
Units purchased	3,566	1,428	9,784	11,845	7,151	6,564	3,830	2,629
Units redeemed	(1,616)	(21,366)	(11,386)	(18,489)	(8,004)	(8,288)	(2,117)	(20,866)

Ending units	36,204	34,254	83,933	85,535	105,299	106,152	41,029	39,316

	HIBF		GEM		GIG		NVNMO1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$53,321	52,165	15,971	5,336	46,279	57,116	1,806	35,973
Realized gain (loss) on investments	(1,656)	(10,038)	55,282	(92,053)	2,776	(101,575)	620,665	236,776
Change in unrealized gain (loss) on investments	13,235	88,637	617,524	225,460	828,319	46,555	2,120,583	674,201
Reinvested capital gains	-	-	-	-	-	-	283,914	628,061

Net increase (decrease) in contract owners’ equity resulting from operations	64,900	130,764	688,777	138,743	877,374	2,096	3,026,968	1,575,011

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,560	51,401	102,405	74,277	113,417	128,614	392,071	395,840
Transfers between funds	19,275	(17,405)	288,879	(128,555)	113,351	(32,076)	26,177	(414,877)
Surrenders (note 6)	(43,862)	(64,072)	(643,145)	(131,891)	(312,099)	(291,314)	(690,319)	(709,214)
Death Benefits (note 4)	(14,344)	(11,266)	(284,815)	(61,151)	(4,060)	(15,671)	(1,092,818)	(98,787)
Net policy repayments (loans) (note 5)	3,114	3,561	93,911	11,281	116,162	11,198	153,248	164,460
Deductions for surrender charges (note 2)	-	-	-	-	(44)	-	(13)	(6)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(37,853)	(40,383)	(104,361)	(116,978)	(155,136)	(161,786)	(603,128)	(618,531)
Asset charges (note 3):
MSP contracts	(1,119)	(1,141)	(374)	(261)	(2,138)	(2,040)	(8,392)	(7,343)
SL contracts or LSFP contracts	(429)	(384)	(581)	(561)	(535)	(458)	(29)	(8)
Adjustments to maintain reserves	-	(4)	22	47	43	36	149	233

Net equity transactions	(31,658)	(79,693)	(548,059)	(353,792)	(131,039)	(363,497)	(1,823,054)	(1,288,233)

Net change in contract owners’ equity	33,242	51,071	140,718	(215,049)	746,335	(361,401)	1,203,914	286,778
Contract owners’ equity beginning of period	1,022,587	971,516	1,932,364	2,147,413	3,355,953	3,717,354	13,476,214	13,189,436

Contract owners’ equity end of period	$1,055,829	1,022,587	2,073,082	1,932,364	4,102,288	3,355,953	14,680,128	13,476,214

CHANGES IN UNITS:
Beginning units	43,780	47,324	91,423	108,444	224,251	249,338	863,456	955,017
Units purchased	3,506	3,318	16,769	7,161	20,378	14,354	50,114	47,790
Units redeemed	(4,795)	(6,862)	(39,350)	(24,182)	(28,766)	(39,441)	(156,921)	(139,351)

Ending units	42,491	43,780	68,842	91,423	215,863	224,251	756,649	863,456

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$153	275	2,113	4,596	4,903	8,278	7,301	13,777
Realized gain (loss) on investments	(311)	(655)	648	(3,776)	600	(18,026)	(11,223)	1,704
Change in unrealized gain (loss) on investments	9,380	(301)	27,552	(7,808)	20,260	23,614	52,713	(21,298)
Reinvested capital gains	10,333	10,609	18,750	20,362	19,536	18,715	40,658	47,106

Net increase (decrease) in contract owners’ equity resulting from operations	19,555	9,928	49,063	13,374	45,299	32,581	89,449	41,289

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,611	2,935	13,987	13,164	6,409	7,071	35,701	25,216
Transfers between funds	2,150	(8,450)	(33)	(47,238)	(2,017)	(360,151)	-	(41,118)
Surrenders (note 6)	(2,831)	(1,860)	(14,694)	(17,194)	(8,434)	(7,096)	-	(13,129)
Death Benefits (note 4)	-	-	-	-	-	-	(56,432)	-
Net policy repayments (loans) (note 5)	2,299	(1,016)	(2,512)	6,333	662	163	(13,710)	8,338
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,667)	(3,133)	(15,984)	(15,152)	(9,762)	(11,019)	(34,723)	(37,371)
Asset charges (note 3):
MSP contracts	-	-	-	-	(54)	(50)	(63)	(56)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	13	7	6	(5)	7	-	8

Net equity transactions	1,553	(11,511)	(19,229)	(60,081)	(13,201)	(371,075)	(69,227)	(58,112)

Net change in contract owners’ equity	21,108	(1,583)	29,834	(46,707)	32,098	(338,494)	20,222	(16,823)
Contract owners’ equity beginning of period	109,301	110,884	259,413	306,120	402,841	741,335	622,243	639,066

Contract owners’ equity end of period	$130,409	109,301	289,247	259,413	434,939	402,841	642,465	622,243

CHANGES IN UNITS:
Beginning units	6,268	6,966	18,151	23,044	28,761	55,893	43,344	47,510
Units purchased	854	225	1,439	1,601	2,136	570	4,598	2,263
Units redeemed	(795)	(923)	(2,628)	(6,494)	(3,074)	(27,702)	(9,183)	(6,429)

Ending units	6,327	6,268	16,962	18,151	27,823	28,761	38,759	43,344

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$725	1,313	14,548	22,883	7,378	15,474	2,338	3,138
Realized gain (loss) on investments	(1,465)	(1,668)	15,396	43,499	10,848	(1,471)	(250)	(1,157)
Change in unrealized gain (loss) on investments	3,025	1,163	40,781	(75,066)	49,952	(24,587)	5,171	172
Reinvested capital gains	963	1,742	64,242	67,871	56,490	59,747	5,822	5,432

Net increase (decrease) in contract owners’ equity resulting from operations	3,248	2,550	134,967	59,187	124,668	49,163	13,081	7,585

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,331	3,854	28,372	53,089	27,538	26,186	8,960	8,775
Transfers between funds	-	18,643	(5,263)	(8,010)	1,494	-	(2,728)	197
Surrenders (note 6)	(19,281)	-	(25,966)	(343,196)	(68,525)	(3,300)	-	-
Death Benefits (note 4)	-	-	-	-	-	(5,126)	-	(40,358)
Net policy repayments (loans) (note 5)	1,862	(2,204)	5,051	102,099	533	513	5,162	1,742
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(6,224)	(5,809)	(68,012)	(68,081)	(47,851)	(43,671)	(16,373)	(21,336)
Asset charges (note 3):
MSP contracts	(30)	(29)	(1,089)	(991)	-	-	(524)	(493)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	10	9	22	16	3	(11)	(1)

Net equity transactions	(18,344)	14,465	(66,898)	(265,068)	(86,795)	(25,395)	(5,514)	(51,474)

Net change in contract owners’ equity	(15,096)	17,015	68,069	(205,881)	37,873	23,768	7,567	(43,889)
Contract owners’ equity beginning of period	62,669	45,654	1,032,119	1,238,000	732,839	709,071	138,384	182,273

Contract owners’ equity end of period	$47,573	62,669	1,100,188	1,032,119	770,712	732,839	145,951	138,384

CHANGES IN UNITS:
Beginning units	4,802	3,650	72,436	92,343	51,262	53,137	9,928	13,838
Units purchased	613	1,796	5,543	6,429	2,851	2,245	1,483	1,357
Units redeemed	(1,964)	(644)	(10,006)	(26,336)	(8,229)	(4,120)	(1,862)	(5,267)

Ending units	3,451	4,802	67,973	72,436	45,884	51,262	9,549	9,928

	NVCBD1		NVLCP1		TRF		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,620	13,350	2,867	3,194	221,841	391,953	83,585	82,060
Realized gain (loss) on investments	717	56	(408)	(427)	1,958,039	1,012,006	(51,526)	(95,739)
Change in unrealized gain (loss) on investments	6,150	7,271	1,624	698	7,067,926	3,385,937	50,939	32,887
Reinvested capital gains	-	970	-	501	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,487	21,647	4,083	3,966	9,247,806	4,789,896	82,998	19,208

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,885	6,285	4,552	4,311	2,434,173	2,628,741	240,063	200,400
Transfers between funds	(3,985)	53,620	8,334	23,524	(139,453)	(432,614)	(46,934)	168,905
Surrenders (note 6)	(18,414)	(22,000)	-	(11,935)	(2,957,215)	(2,401,658)	(173,035)	(183,614)
Death Benefits (note 4)	(11,106)	-	-	-	(453,989)	(459,856)	(37,968)	(107,503)
Net policy repayments (loans) (note 5)	1,072	463	1,155	(7,581)	479,577	402,041	24,395	(9,052)
Deductions for surrender charges (note 2)	-	-	-	-	(419)	(180)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,641)	(12,839)	(5,678)	(6,736)	(3,366,672)	(3,513,726)	(342,849)	(394,663)
Asset charges (note 3):
MSP contracts	(64)	(63)	-	-	(11,093)	(10,056)	(6,585)	(6,942)
SL contracts or LSFP contracts	(109)	(51)	-	-	(7,295)	(6,555)	(649)	(765)
Adjustments to maintain reserves	(5)	8	22	(17)	2,383	1,913	66	124

Net equity transactions	(3,367)	25,423	8,385	1,566	(4,020,003)	(3,791,950)	(343,496)	(333,110)

Net change in contract owners’ equity	17,120	47,070	12,468	5,532	5,227,803	997,946	(260,498)	(313,902)
Contract owners’ equity beginning of period	554,426	507,356	123,986	118,454	48,596,567	47,598,621	5,391,995	5,705,897

Contract owners’ equity end of period	$571,546	554,426	136,454	123,986	53,824,370	48,596,567	5,131,497	5,391,995

CHANGES IN UNITS:
Beginning units	40,956	39,308	8,474	8,359	729,684	794,468	162,381	172,237
Units purchased	3,350	4,623	1,488	1,374	65,556	56,621	13,808	17,218
Units redeemed	(3,736)	(2,975)	(949)	(1,259)	(123,855)	(121,405)	(23,871)	(27,074)

Ending units	40,570	40,956	9,013	8,474	671,385	729,684	152,318	162,381

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,823	7,863	58,580	56,958	8,002	7,897	1,274	1,118
Realized gain (loss) on investments	(843)	(4,781)	152,430	56,198	2,072	1,533	(79)	(1,339)
Change in unrealized gain (loss) on investments	79,932	(1,515)	219,562	(51,431)	28,998	7,066	9,091	2,898
Reinvested capital gains	-	-	324,495	308,420	11,913	10,770	3,989	3,614

Net increase (decrease) in contract owners’ equity resulting from operations	89,912	1,567	755,067	370,145	50,985	27,266	14,275	6,291

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,667	110,349	108,088	136,180	5,645	13,014	16,292	2,543
Transfers between funds	64,419	(14,451)	683	1,907,412	92	92,712	823	(853)
Surrenders (note 6)	(9,211)	(99,030)	(275,843)	(58,678)	-	(842)	-	(2,709)
Death Benefits (note 4)	-	-	-	-	-	(1,760)	-	-
Net policy repayments (loans) (note 5)	(11,494)	(12,272)	5,088	18,510	895	871	4,616	726
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,071)	(11,322)	(82,970)	(90,236)	(11,074)	(9,127)	(9,077)	(8,624)
Asset charges (note 3):
MSP contracts	(1,286)	(1,011)	(812)	(726)	(2,403)	(2,224)	-	(18)
SL contracts or LSFP contracts	-	-	(11,903)	(7,767)	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	23	49	2	13	(20)	(2)

Net equity transactions	36,022	(27,738)	(257,646)	1,904,744	(6,843)	92,657	12,634	(8,937)

Net change in contract owners’ equity	125,934	(26,171)	497,421	2,274,889	44,142	119,923	26,909	(2,646)
Contract owners’ equity beginning of period	366,767	392,938	4,269,510	1,994,621	471,395	351,472	94,050	96,696

Contract owners’ equity end of period	$492,701	366,767	4,766,931	4,269,510	515,537	471,395	120,959	94,050

CHANGES IN UNITS:
Beginning units	39,877	42,885	178,815	94,671	27,043	21,278	4,804	5,282
Units purchased	6,658	2,622	6,619	93,468	390	6,616	2,301	420
Units redeemed	(3,441)	(5,630)	(16,928)	(9,324)	(755)	(851)	(1,699)	(898)

Ending units	43,094	39,877	168,506	178,815	26,678	27,043	5,406	4,804

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,937	4,667	44,633	49,482	61,250	63,856	12,250	6,824
Realized gain (loss) on investments	(6,566)	(12,311)	129,989	84,924	115,376	44,999	(4,599)	378,140
Change in unrealized gain (loss) on investments	12,707	14,460	26,256	(98,566)	277,699	(99,328)	34,970	(259,424)
Reinvested capital gains	6,658	11,092	208,464	183,151	338,586	366,207	44,882	39,941

Net increase (decrease) in contract owners’ equity resulting from operations	16,736	17,908	409,342	218,991	792,911	375,734	87,503	165,481

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	17,036	22,382	142,359	186,742	166,687	202,223	34,055	171,103
Transfers between funds	(35,362)	32,915	(87,457)	47,525	(61,427)	(14,730)	(11,761)	56,819
Surrenders (note 6)	(17,335)	(62,900)	(672,624)	(68,650)	(230,041)	(378,304)	(47,705)	(2,780,139)
Death Benefits (note 4)	(20,522)	-	(177,377)	(52,381)	-	(19,716)	-	-
Net policy repayments (loans) (note 5)	1,297	(30,785)	582,893	45,627	58,835	226,643	7,895	20,517
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(40,950)	(40,310)	(258,381)	(262,747)	(225,950)	(240,302)	(83,577)	(104,995)
Asset charges (note 3):
MSP contracts	(410)	(399)	(8,556)	(8,131)	(4,628)	(3,943)	(555)	(775)
SL contracts or LSFP contracts	(186)	(186)	(1,256)	(838)	(1,370)	(1,127)	-	-
Adjustments to maintain reserves	(7)	8	10	54	14	80	14	60

Net equity transactions	(96,439)	(79,275)	(480,389)	(112,799)	(297,880)	(229,176)	(101,634)	(2,637,410)

Net change in contract owners’ equity	(79,703)	(61,367)	(71,047)	106,192	495,031	146,558	(14,131)	(2,471,929)
Contract owners’ equity beginning of period	398,511	459,878	3,506,812	3,400,620	5,118,855	4,972,297	1,093,389	3,565,318

Contract owners’ equity end of period	$318,808	398,511	3,435,765	3,506,812	5,613,886	5,118,855	1,079,258	1,093,389

CHANGES IN UNITS:
Beginning units	25,228	29,949	170,563	176,900	231,771	243,227	60,451	202,821
Units purchased	1,237	3,959	14,031	18,984	10,783	15,906	2,557	13,610
Units redeemed	(7,383)	(8,680)	(35,986)	(25,321)	(23,831)	(27,362)	(7,928)	(155,980)

Ending units	19,082	25,228	148,608	170,563	218,723	231,771	55,080	60,451

	MCIF		SAM		NVMIG1		GVDIVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$35,667	41,949	(14,240)	(79,384)	28,288	34,221	10,748	10,547
Realized gain (loss) on investments	227,171	258,910	-	-	(32,569)	(118,119)	(3,670)	(45,827)
Change in unrealized gain (loss) on investments	259,172	145,907	-	-	896,721	(101,704)	88,280	44,918
Reinvested capital gains	385,783	537,979	-	301	-	83,750	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	907,793	984,745	(14,240)	(79,083)	892,440	(101,852)	95,358	9,638

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	111,887	127,610	1,185,676	2,121,927	158,039	152,928	22,647	25,040
Transfers between funds	(198,860)	(129,967)	2,468,402	5,537,113	49,897	(5,041)	14,487	(117,253)
Surrenders (note 6)	(202,842)	(497,958)	(3,885,490)	(7,690,194)	(372,635)	(369,679)	(17,520)	(20,654)
Death Benefits (note 4)	(26,536)	(86,077)	(106,609)	(459,961)	(7,611)	(42,134)	(5,964)	(669)
Net policy repayments (loans) (note 5)	(15,602)	71,118	1,581,919	1,151,120	118,007	2,263	1,521	794
Deductions for surrender charges (note 2)	-	-	(20)	(122)	(8)	(3)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(236,228)	(242,173)	(1,365,294)	(1,425,925)	(197,674)	(197,472)	(24,934)	(29,450)
Asset charges (note 3):
MSP contracts	(3,186)	(2,892)	(11,871)	(14,002)	(1,187)	(1,257)	(34)	(70)
SL contracts or LSFP contracts	(897)	(943)	(5,957)	(7,195)	-	(1)	(219)	(189)
Adjustments to maintain reserves	1,417	114	(509)	(80)	37	39	(2)	6

Net equity transactions	(570,847)	(761,168)	(139,753)	(787,319)	(253,135)	(460,357)	(10,018)	(142,445)

Net change in contract owners’ equity	336,946	223,577	(153,993)	(866,402)	639,305	(562,209)	85,340	(132,807)
Contract owners’ equity beginning of period	6,345,221	6,121,644	14,375,389	15,241,791	3,615,029	4,177,238	434,490	567,297

Contract owners’ equity end of period	$6,682,167	6,345,221	14,221,396	14,375,389	4,254,334	3,615,029	519,830	434,490

CHANGES IN UNITS:
Beginning units	179,792	206,498	877,192	921,079	384,493	432,427	24,448	33,454
Units purchased	5,002	7,171	298,273	323,766	29,336	27,947	3,076	2,481
Units redeemed	(20,543)	(33,877)	(310,581)	(367,653)	(52,151)	(75,881)	(3,631)	(11,487)

Ending units	164,251	179,792	864,884	877,192	361,678	384,493	23,893	24,448

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,234)	5,347	14,241	17,867	(156,794)	(141,509)	134,684	188,051
Realized gain (loss) on investments	(13,373)	(92,789)	(86,245)	(12,585)	1,023,332	780,424	710,150	489,089
Change in unrealized gain (loss) on investments	422,476	(99,997)	188,037	58,145	4,664,635	(2,169,996)	883,882	821,206
Reinvested capital gains	87,622	224,584	72,517	134,170	1,483,265	3,024,989	1,222,768	1,943,026

Net increase (decrease) in contract owners’ equity resulting from operations	495,491	37,145	188,550	197,597	7,014,438	1,493,908	2,951,484	3,441,372

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	112,453	49,853	68,183	56,485	836,646	869,232	546,402	572,056
Transfers between funds	287,103	(38,926)	(14,103)	21,657	97,386	(371,677)	(398,816)	(269,987)
Surrenders (note 6)	(77,779)	(239,091)	(126,873)	(81,661)	(2,261,502)	(1,914,582)	(1,746,316)	(969,706)
Death Benefits (note 4)	(102)	(17,223)	(6,815)	(1,909)	(114,461)	(231,806)	(126,684)	(106,026)
Net policy repayments (loans) (note 5)	54,294	(834)	25,639	34,240	536,127	628,028	318,435	123,935
Deductions for surrender charges (note 2)	-	-	-	-	(71)	(247)	(343)	(24)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(91,950)	(80,144)	(63,022)	(67,706)	(1,340,802)	(1,389,130)	(1,008,639)	(1,068,553)
Asset charges (note 3):
MSP contracts	(1,316)	(1,086)	(323)	(288)	(11,620)	(10,122)	(6,519)	(5,728)
SL contracts or LSFP contracts	(813)	(678)	(536)	(471)	(550)	(482)	(65)	(60)
Adjustments to maintain reserves	6	40	(1)	49	268	455	140	414

Net equity transactions	281,896	(328,089)	(117,851)	(39,604)	(2,258,579)	(2,420,331)	(2,422,405)	(1,723,679)

Net change in contract owners’ equity	777,387	(290,944)	70,699	157,993	4,755,859	(926,423)	529,079	1,717,693
Contract owners’ equity beginning of period	1,542,909	1,833,853	1,404,874	1,246,881	26,796,168	27,722,591	23,469,232	21,751,539

Contract owners’ equity end of period	$2,320,296	1,542,909	1,475,573	1,404,874	31,552,027	26,796,168	23,998,311	23,469,232

CHANGES IN UNITS:
Beginning units	94,633	114,835	85,015	87,462	1,640,505	1,797,627	1,131,548	1,226,871
Units purchased	24,388	7,142	7,134	7,471	114,278	89,993	56,709	46,027
Units redeemed	(9,158)	(27,344)	(13,832)	(9,918)	(235,547)	(247,115)	(166,942)	(141,350)

Ending units	109,863	94,633	78,317	85,015	1,519,236	1,640,505	1,021,315	1,131,548

	SCGF		SCVF		SCF		MSBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,431)	(5,886)	2,159	8,124	(82,658)	(26,367)	51,056	32,265
Realized gain (loss) on investments	(45,441)	(36,409)	219,770	322,531	503,678	(71,013)	(2,476)	(4,158)
Change in unrealized gain (loss) on investments	394,076	(165,768)	(48,174)	274,282	479,715	880,099	20,471	50,673
Reinvested capital gains	14,026	284,573	233,968	451,972	1,118,539	2,262,815	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	355,230	76,510	407,723	1,056,909	2,019,274	3,045,534	69,051	78,780

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,968	23,063	118,672	121,112	447,219	425,391	24,748	41,242
Transfers between funds	380,160	(113,214)	(157,770)	(419,575)	(96,076)	(454,948)	(67,510)	193,174
Surrenders (note 6)	(44,205)	(148,283)	(294,134)	(360,191)	(771,611)	(762,337)	(28,674)	(22,020)
Death Benefits (note 4)	(4,946)	-	(57,720)	(1,546)	(306,927)	(139,112)	(268)	(31,396)
Net policy repayments (loans) (note 5)	(29,070)	946	122,190	(30,166)	(1,190)	174,982	9,472	16,386
Deductions for surrender charges (note 2)	(38)	-	-	-	(13)	(48)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(55,778)	(48,644)	(197,565)	(205,987)	(676,556)	(686,731)	(49,100)	(53,349)
Asset charges (note 3):
MSP contracts	(531)	(465)	(1,911)	(1,833)	(7,074)	(6,427)	(514)	(522)
SL contracts or LSFP contracts	(630)	(540)	(2,924)	(3,014)	(3,591)	(3,336)	(205)	(251)
Adjustments to maintain reserves	13	25	57	90	7,358	10,301	-	12

Net equity transactions	288,943	(287,112)	(471,105)	(901,110)	(1,408,461)	(1,442,265)	(112,051)	143,276

Net change in contract owners’ equity	644,173	(210,602)	(63,382)	155,799	610,813	1,603,269	(43,000)	222,056
Contract owners’ equity beginning of period	1,310,408	1,521,010	5,176,534	5,020,735	16,590,872	14,987,603	1,266,470	1,044,414

Contract owners’ equity end of period	$1,954,581	1,310,408	5,113,152	5,176,534	17,201,685	16,590,872	1,223,470	1,266,470

CHANGES IN UNITS:
Beginning units	100,290	125,888	109,672	132,480	234,265	259,198	61,373	54,232
Units purchased	31,186	2,944	5,004	6,754	11,958	10,648	2,384	12,418
Units redeemed	(10,883)	(28,542)	(15,202)	(29,562)	(31,862)	(35,581)	(7,875)	(5,277)

Ending units	120,593	100,290	99,474	109,672	214,361	234,265	55,882	61,373

	NVSTB2		NVOLG1		NVTIV3		EIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,194	6,068	(15,597)	154,241	2,308	2,700	19,196	15,519
Realized gain (loss) on investments	(4,646)	(273)	906,869	1,283,442	(9,234)	(3,670)	24,316	61,098
Change in unrealized gain (loss) on investments	5,980	4,938	12,589,242	(12,935,124)	40,642	(1,024)	78,002	35,241
Reinvested capital gains	-	-	1,539,612	13,217,313	-	2,481	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,528	10,733	15,020,126	1,719,872	33,716	487	121,514	111,858

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,757	14,765	1,997,591	1,800,406	6,170	4,963	19,860	28,176
Transfers between funds	(359,404)	(8,982)	(525,092)	11,911,100	(43,069)	9,392	(10,481)	(138,502)
Surrenders (note 6)	(8,482)	(3,658)	(3,596,608)	(4,427,644)	(1,905)	(4,959)	(76,836)	(50,617)
Death Benefits (note 4)	(5,017)	-	(340,237)	(347,179)	-	-	(788)	(1,199)
Net policy repayments (loans) (note 5)	(11,721)	(9,986)	353,297	257,203	(192)	386	49,584	11,127
Deductions for surrender charges (note 2)	-	-	(577)	(1)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,383)	(13,938)	(3,025,140)	(2,887,181)	(7,259)	(7,732)	(29,678)	(32,861)
Asset charges (note 3):
MSP contracts	(23)	(23)	(22,619)	(19,811)	-	-	(5)	(9)
SL contracts or LSFP contracts	-	-	(17,955)	(17,146)	(8)	(4)	(53)	(47)
Adjustments to maintain reserves	14	8	111	776	(9)	7	47	(13)

Net equity transactions	(391,259)	(21,814)	(5,177,229)	6,270,523	(46,272)	2,053	(48,350)	(183,945)

Net change in contract owners’ equity	(388,731)	(11,081)	9,842,897	7,990,395	(12,556)	2,540	73,164	(72,087)
Contract owners’ equity beginning of period	530,814	541,895	58,514,918	50,524,523	180,281	177,741	724,027	796,114

Contract owners’ equity end of period	$142,083	530,814	68,357,815	58,514,918	167,725	180,281	797,191	724,027

CHANGES IN UNITS:
Beginning units	47,202	49,153	2,278,396	2,025,618	12,087	11,997	24,904	32,104
Units purchased	1,617	1,911	133,893	584,820	488	1,007	1,089	1,937
Units redeemed	(36,290)	(3,862)	(312,024)	(332,042)	(3,364)	(917)	(2,643)	(9,137)

Ending units	12,529	47,202	2,100,265	2,278,396	9,211	12,087	23,350	24,904

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$124,932	126,566	1,881	1,346	1,625	100	615	980
Realized gain (loss) on investments	(732,242)	(620,000)	5,474	(68)	63	(19)	(114)	(9,436)
Change in unrealized gain (loss) on investments	940,342	326,971	13,104	4,027	3,991	619	17,504	16,720
Reinvested capital gains	118,759	698,150	1,721	868	1,267	133	7,989	14,763

Net increase (decrease) in contract owners’ equity resulting from operations	451,791	531,687	22,180	6,173	6,946	833	25,994	23,027

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	229,970	238,588	1,359	238	1,157	512	4,158	2,204
Transfers between funds	(1,125,776)	(107,379)	52,679	95,867	113,043	-	39,712	48,934
Surrenders (note 6)	(274,220)	(713,966)	(30,280)	-	-	-	(25,206)	(10,749)
Death Benefits (note 4)	(46,116)	(21,995)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	83,342	(2,878)	-	-	-	-	(1,128)	(1,500)
Deductions for surrender charges (note 2)	(44)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(336,160)	(386,183)	(2,047)	(740)	(894)	(281)	(8,558)	(6,228)
Asset charges (note 3):
MSP contracts	(3,364)	(3,435)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,082)	(1,044)	-	-	-	-	-	-
Adjustments to maintain reserves	41	175	6	(6)	5	1	(2)	(1)

Net equity transactions	(1,473,409)	(998,117)	21,717	95,359	113,311	232	8,976	32,660

Net change in contract owners’ equity	(1,021,618)	(466,430)	43,897	101,532	120,257	1,065	34,970	55,687
Contract owners’ equity beginning of period	8,464,819	8,931,249	102,664	1,132	10,847	9,782	170,575	114,888

Contract owners’ equity end of period	$7,443,201	8,464,819	146,561	102,664	131,104	10,847	205,545	170,575

CHANGES IN UNITS:
Beginning units	554,264	624,463	8,185	100	898	878	11,412	9,242
Units purchased	24,895	31,098	4,056	8,147	8,738	45	2,922	3,135
Units redeemed	(121,429)	(101,297)	(2,288)	(62)	(68)	(25)	(2,224)	(965)

Ending units	457,730	554,264	9,953	8,185	9,568	898	12,110	11,412

	GVEX1		AMTB		AMGP		AMINS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,283	38,214	18,420	9,752	(387)	(153)	145	122
Realized gain (loss) on investments	117,902	52,844	(6,097)	(43,650)	(7,214)	(17,512)	56	113
Change in unrealized gain (loss) on investments	343,876	124,452	(3,827)	54,180	16,062	12,449	4,862	(727)
Reinvested capital gains	73,889	43,578	-	-	10,360	15,270	-	103

Net increase (decrease) in contract owners’ equity resulting from operations	574,950	259,088	8,496	20,282	18,821	10,054	5,063	(389)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	58,576	910,838	76,791	69,380	-	-	-	103
Transfers between funds	47,753	421,162	68,230	(492,112)	-	(67,887)	-	-
Surrenders (note 6)	(223,110)	(803,413)	(179,406)	(217,113)	(6,710)	-	-	-
Death Benefits (note 4)	-	-	(266,439)	(18,118)	-	-	-	-
Net policy repayments (loans) (note 5)	(19,390)	(114,148)	389,818	8,729	350	372	-	-
Deductions for surrender charges (note 2)	-	-	-	(2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(78,813)	(79,641)	(85,616)	(98,087)	(4,221)	(4,685)	(250)	(1,246)
Asset charges (note 3):
MSP contracts	-	-	(3,686)	(3,737)	-	-	-	-
SL contracts or LSFP contracts	-	-	(662)	(700)	(72)	(231)	(73)	(66)
Adjustments to maintain reserves	30	40	(12,443)	51	38	6	16	(3)

Net equity transactions	(214,954)	334,838	(13,413)	(751,709)	(10,615)	(72,425)	(307)	(1,212)

Net change in contract owners’ equity	359,996	593,926	(4,917)	(731,427)	8,206	(62,371)	4,756	(1,601)
Contract owners’ equity beginning of period	2,815,915	2,221,989	1,779,256	2,510,683	83,916	146,287	19,028	20,629

Contract owners’ equity end of period	$3,175,911	2,815,915	1,774,339	1,779,256	92,122	83,916	23,784	19,028

CHANGES IN UNITS:
Beginning units	189,315	165,957	86,152	138,717	3,983	6,866	1,225	1,304
Units purchased	9,906	44,608	11,724	7,091	35	43	-	6
Units redeemed	(22,635)	(21,250)	(11,222)	(59,656)	(435)	(2,926)	(17)	(85)

Ending units	176,586	189,315	86,654	86,152	3,583	3,983	1,208	1,225

	AMCG		AMMCGS		AMTP		AMRS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,832)	(7,684)	(632)	(851)	12,221	15,200	100	49
Realized gain (loss) on investments	19,227	(19,607)	315	(5,212)	89,895	218,816	1,266	988
Change in unrealized gain (loss) on investments	318,888	8,662	21,782	1,988	196,370	171,467	1,785	673
Reinvested capital gains	30,983	73,998	2,071	7,129	87,481	216,712	-	1,341

Net increase (decrease) in contract owners’ equity resulting from operations	362,266	55,369	23,536	3,054	385,967	622,195	3,151	3,051

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	14,958	22,058	3,982	4,298	54,646	62,188	-	-
Transfers between funds	(1,697)	(122,798)	(10)	(16,227)	156,912	(309,089)	-	-
Surrenders (note 6)	(169,840)	(127,671)	(58,539)	(40,850)	(57,615)	(30,601)	-	-
Death Benefits (note 4)	(241,903)	(102,235)	-	(2,028)	(5,238)	(10,389)	-	-
Net policy repayments (loans) (note 5)	257,171	122,680	1,864	898	7,634	5,059	-	-
Deductions for surrender charges (note 2)	-	-	-	-	(45)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(41,368)	(48,658)	(6,681)	(9,425)	(30,066)	(37,166)	(3,421)	(3,493)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,252)	(2,902)	-	-	(10,958)	(9,536)	(63)	(63)
Adjustments to maintain reserves	(12,434)	18	4	14	399	688	18	(8)

Net equity transactions	(198,365)	(259,508)	(59,380)	(63,320)	115,669	(328,846)	(3,466)	(3,564)

Net change in contract owners’ equity	163,901	(204,139)	(35,844)	(60,266)	501,636	293,349	(315)	(513)
Contract owners’ equity beginning of period	1,530,812	1,734,951	141,466	201,732	2,862,164	2,568,815	21,010	21,523

Contract owners’ equity end of period	$1,694,713	1,530,812	105,622	141,466	3,363,800	2,862,164	20,695	21,010

CHANGES IN UNITS:
Beginning units	153,458	180,813	4,197	6,188	80,984	89,883	893	1,061
Units purchased	4,201	6,433	167	196	9,196	4,983	-	-
Units redeemed	(21,644)	(33,788)	(1,823)	(2,187)	(3,647)	(13,882)	(137)	(168)

Ending units	136,015	153,458	2,541	4,197	86,533	80,984	756	893

	AMSRS		NOTB3		NOTG3		OVMS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$93	1,352	62	94	16	17	76,745	100,300
Realized gain (loss) on investments	29,063	18,135	1,576	5	9	(2)	(21,020)	(59,635)
Change in unrealized gain (loss) on investments	62,659	16,701	269	236	305	78	390,786	210,114
Reinvested capital gains	26,587	24,585	16	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,402	60,773	1,923	335	330	93	446,511	250,779

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,186	15,474	-	-	-	-	221,012	239,201
Transfers between funds	(41,564)	(26,110)	(842)	10,217	-	-	(31,512)	12,781
Surrenders (note 6)	(15,493)	(3,345)	-	-	-	-	(392,647)	(339,572)
Death Benefits (note 4)	(1,237)	-	-	-	-	-	(59,340)	(138,467)
Net policy repayments (loans) (note 5)	1,272	(364)	-	-	-	-	51,373	123,416
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(8)	(24)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(25,064)	(26,983)	(449)	(273)	(90)	(88)	(300,413)	(334,915)
Asset charges (note 3):
MSP contracts	(70)	(61)	-	-	-	-	(3,337)	(3,314)
SL contracts or LSFP contracts	(41)	(35)	-	-	-	-	(484)	(470)
Adjustments to maintain reserves	6	10	(7)	4	8	(3)	441	240

Net equity transactions	(77,005)	(41,414)	(1,298)	9,948	(82)	(91)	(514,915)	(441,124)

Net change in contract owners’ equity	41,397	19,359	625	10,283	248	2	(68,404)	(190,345)
Contract owners’ equity beginning of period	703,447	684,088	10,283	-	2,033	2,031	5,351,911	5,542,256

Contract owners’ equity end of period	$744,844	703,447	10,908	10,283	2,281	2,033	5,283,507	5,351,911

CHANGES IN UNITS:
Beginning units	23,543	25,033	973	-	198	207	145,587	158,605
Units purchased	288	698	-	999	189	-	9,173	9,840
Units redeemed	(2,685)	(2,188)	(35)	(26)	(199)	(9)	(22,448)	(22,858)

Ending units	21,146	23,543	938	973	188	198	132,312	145,587

	OVB		OVGS		OVIG		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$60,747	109,847	92,546	107,340	1,869	37	12,938	8,177
Realized gain (loss) on investments	25,620	50,033	667,390	20,736	753	(5,507)	31,776	43,681
Change in unrealized gain (loss) on investments	40,850	(62,083)	5,897,058	(1,700,361)	24,566	(637)	171,383	(56,841)
Reinvested capital gains	-	-	-	1,311,856	-	375	25,859	147,789

Net increase (decrease) in contract owners’ equity resulting from operations	127,217	97,797	6,656,994	(260,429)	27,188	(5,732)	241,956	142,806

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	164,219	169,683	520,645	489,551	9,078	2,053	20,844	27,475
Transfers between funds	4,669	(94,486)	(83,312)	(948,644)	121,622	39,105	(66,652)	329,761
Surrenders (note 6)	(196,888)	(203,808)	(1,167,122)	(1,386,141)	(3,470)	-	(63,480)	(146,823)
Death Benefits (note 4)	(81,551)	(61,825)	(249,176)	(142,167)	-	-	(1,036)	(974)
Net policy repayments (loans) (note 5)	48,732	101,393	210,953	82,619	1,265	(4)	(10,900)	10,574
Deductions for surrender charges (note 2)	(7)	(3)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(213,343)	(240,131)	(851,602)	(849,918)	(3,325)	(2,333)	(45,743)	(48,068)
Asset charges (note 3):
MSP contracts	(3,310)	(3,802)	(8,955)	(7,933)	-	-	(2,638)	(2,388)
SL contracts or LSFP contracts	(515)	(601)	(3,637)	(3,138)	-	-	(374)	(296)
Adjustments to maintain reserves	238	198	10,027	325	2	5	26	23

Net equity transactions	(277,756)	(333,382)	(1,622,179)	(2,765,446)	125,172	38,826	(169,953)	169,284

Net change in contract owners’ equity	(150,539)	(235,585)	5,034,815	(3,025,875)	152,360	33,094	72,003	312,090
Contract owners’ equity beginning of period	3,274,735	3,510,320	19,016,144	22,042,019	62,019	28,925	1,580,634	1,268,544

Contract owners’ equity end of period	$3,124,196	3,274,735	24,050,959	19,016,144	214,379	62,019	1,652,637	1,580,634

CHANGES IN UNITS:
Beginning units	146,333	160,710	313,241	360,765	6,824	3,100	80,670	71,846
Units purchased	11,622	10,395	11,876	13,048	12,625	5,650	2,935	21,051
Units redeemed	(25,722)	(24,772)	(34,651)	(60,572)	(677)	(1,926)	(11,414)	(12,227)

Ending units	132,233	146,333	290,466	313,241	18,772	6,824	72,191	80,670

	OVSC		OVAG		OVSB		PMVAAA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,325	1,123	(6,361)	(6,481)	3,691	8,595	19,183	7,942
Realized gain (loss) on investments	55,140	(198,671)	68,191	100,478	(528)	(6,046)	(6,694)	(8,641)
Change in unrealized gain (loss) on investments	50,197	327,670	99,787	(160,622)	8,524	8,036	42,973	35,193
Reinvested capital gains	65,802	54,952	108,945	83,350	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	175,464	185,074	270,562	16,725	11,687	10,585	55,462	34,494

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	31,808	38,663	29,892	37,426	23,347	22,113	99,173	123,457
Transfers between funds	(346,075)	(14,152)	8,760	(54,702)	51,346	(22,431)	(47,101)	82,557
Surrenders (note 6)	(58,695)	(104,166)	(58,581)	(125,281)	(29,870)	(19,948)	(8,357)	(19,304)
Death Benefits (note 4)	(4,946)	(658)	-	(8,415)	-	(211)	(1,902)	-
Net policy repayments (loans) (note 5)	3,128	(73,653)	(488)	5,207	23,709	1,773	4,090	1,159
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(52,746)	(71,732)	(48,388)	(55,619)	(10,077)	(11,865)	(10,873)	(11,885)
Asset charges (note 3):
MSP contracts	(1,446)	(1,050)	(26)	(22)	(102)	(97)	-	-
SL contracts or LSFP contracts	(123)	(98)	(200)	(186)	(55)	(43)	-	-
Adjustments to maintain reserves	41	(31)	11	26	4	5	(1)	(8)

Net equity transactions	(429,054)	(226,877)	(69,020)	(201,566)	58,302	(30,704)	35,029	175,976

Net change in contract owners’ equity	(253,590)	(41,803)	201,542	(184,841)	69,989	(20,119)	90,491	210,470
Contract owners’ equity beginning of period	1,522,817	1,564,620	984,863	1,169,704	192,234	212,353	420,886	210,416

Contract owners’ equity end of period	$1,269,227	1,522,817	1,186,405	984,863	262,223	192,234	511,377	420,886

CHANGES IN UNITS:
Beginning units	36,886	44,586	97,383	118,599	18,016	21,107	38,837	21,824
Units purchased	1,002	1,541	7,435	4,925	6,986	2,372	8,982	20,184
Units redeemed	(10,913)	(9,241)	(13,540)	(26,141)	(1,802)	(5,463)	(6,066)	(3,171)

Ending units	26,975	36,886	91,278	97,383	23,200	18,016	41,753	38,837

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,465	55	2,377	1,835	12,708	16,949	11,464	15,626
Realized gain (loss) on investments	(2,220)	(501)	(2,294)	(17,724)	(6,135)	(6,325)	(4,248)	(13,685)
Change in unrealized gain (loss) on investments	915	1,461	21,746	27,213	6,289	4,789	25,287	24,671
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160	1,015	21,829	11,324	12,862	15,413	32,503	26,612

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	287	298	10,110	9,909	33,580	44,750	16,278	16,969
Transfers between funds	2,218	6,816	(4,461)	39,210	(30,704)	8,736	(39,892)	(165,692)
Surrenders (note 6)	(556)	-	(9,756)	(121,127)	(97,801)	(63,248)	(39,330)	(61,820)
Death Benefits (note 4)	-	-	-	(3,338)	(15,717)	(31,863)	-	-
Net policy repayments (loans) (note 5)	622	(429)	(14,770)	20,366	(40,663)	(21,943)	8,401	(364)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(242)	(529)	(11,981)	(14,426)	(58,649)	(67,590)	(24,957)	(35,104)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,196)	(3,256)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	12	17	76	24	46	98

Net equity transactions	2,327	6,155	(30,846)	(69,389)	(213,074)	(134,390)	(79,454)	(245,913)

Net change in contract owners’ equity	2,487	7,170	(9,017)	(58,065)	(200,212)	(118,977)	(46,951)	(219,301)
Contract owners’ equity beginning of period	13,712	6,542	232,260	290,325	1,438,170	1,557,147	767,133	986,434

Contract owners’ equity end of period	$16,199	13,712	223,243	232,260	1,237,958	1,438,170	720,182	767,133

CHANGES IN UNITS:
Beginning units	2,186	1,195	19,555	25,040	116,237	127,195	67,610	88,806
Units purchased	492	1,158	928	4,503	4,733	6,178	2,470	2,628
Units redeemed	(137)	(167)	(3,448)	(9,988)	(22,060)	(17,136)	(9,287)	(23,824)

Ending units	2,541	2,186	17,035	19,555	98,910	116,237	60,793	67,610

	GVGMNS		PVEIB		PVGOB		PVTIGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$22	(52)	(359)	-	(1,861)	(211)	3,964	5,476
Realized gain (loss) on investments	80	(82)	1,494	-	8,086	94	(37)	(20,265)
Change in unrealized gain (loss) on investments	628	482	11,841	-	99,049	2,455	47,697	3,073
Reinvested capital gains	1,037	-	-	-	5,352	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,767	348	12,976	-	110,626	2,338	51,624	(11,716)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,019	1,019	1,708	-	19,950	923	6,792	6,954
Transfers between funds	30,476	-	166,373	-	166,404	343,261	21,668	(21,171)
Surrenders (note 6)	-	-	(4,758)	-	(12,917)	1	(1,470)	(22,038)
Death Benefits (note 4)	-	-	-	-	(22,103)	-	-	-
Net policy repayments (loans) (note 5)	-	-	15	-	(347)	(4,388)	25,340	1,586
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,542)	(1,375)	(4,026)	-	(23,439)	(2,296)	(11,573)	(11,909)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(113)	(101)
Adjustments to maintain reserves	7	4	696	-	10	(6)	24	9

Net equity transactions	29,960	(352)	160,008	-	127,558	337,495	40,668	(46,670)

Net change in contract owners’ equity	31,727	(4)	172,984	-	238,184	339,833	92,292	(58,386)
Contract owners’ equity beginning of period	10,061	10,065	-	-	339,833	-	182,336	240,722

Contract owners’ equity end of period	$41,788	10,061	172,984	-	578,017	339,833	274,628	182,336

CHANGES IN UNITS:
Beginning units	873	904	-	-	33,522	-	9,294	11,932
Units purchased	2,443	93	16,276	-	16,270	34,283	2,984	584
Units redeemed	(126)	(124)	(998)	-	(6,014)	(761)	(1,185)	(3,222)

Ending units	3,190	873	15,278	-	43,778	33,522	11,093	9,294

	RVARS		TRHS2		TRLT2		VWBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(256)	(180)	(22,079)	(25,693)	846	775	17,404	(7,230)
Realized gain (loss) on investments	105	(75)	(7,793)	102,736	(1)	(926)	(40,631)	(48,685)
Change in unrealized gain (loss) on investments	2,468	(107)	906,556	(800,925)	(312)	769	138,623	114,888
Reinvested capital gains	-	-	206,365	34,740	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317	(362)	1,083,049	(689,142)	533	618	115,396	58,973

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	676	367	154,507	266,832	-	-	43,132	51,909
Transfers between funds	101,846	599	(436,460)	(559,948)	12,315	2,624	10,914	(12,546)
Surrenders (note 6)	(984)	-	(129,958)	(435,848)	-	-	(83,396)	(39,911)
Death Benefits (note 4)	-	-	(10,428)	(45,205)	-	-	(19,045)	(6,175)
Net policy repayments (loans) (note 5)	(4,034)	(7,873)	62,600	(5,389)	-	-	8,780	20,541
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(932)	(967)	(228,088)	(311,332)	(743)	(2,634)	(70,608)	(72,337)
Asset charges (note 3):
MSP contracts	-	-	(4,418)	(3,914)	-	-	(380)	(351)
SL contracts or LSFP contracts	-	-	-	-	(208)	(218)	(116)	(113)
Adjustments to maintain reserves	(4)	(2)	(15)	80	(3)	9	37	7

Net equity transactions	96,568	(7,876)	(592,260)	(1,094,724)	11,361	(219)	(110,682)	(58,976)

Net change in contract owners’ equity	98,885	(8,238)	490,789	(1,783,866)	11,894	399	4,714	(3)
Contract owners’ equity beginning of period	42,171	50,409	4,473,261	6,257,127	62,568	62,169	1,042,933	1,042,936

Contract owners’ equity end of period	$141,056	42,171	4,964,050	4,473,261	74,462	62,568	1,047,647	1,042,933

CHANGES IN UNITS:
Beginning units	4,053	4,795	151,368	188,201	4,798	4,821	46,834	49,553
Units purchased	9,565	1,613	7,747	9,875	938	196	2,764	3,384
Units redeemed	(479)	(2,355)	(26,629)	(46,708)	(72)	(219)	(7,321)	(6,103)

Ending units	13,139	4,053	132,486	151,368	5,664	4,798	42,277	46,834

	VWEM		VWHA		WRASP		WRHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,348)	(1,073)	(19,361)	(6,253)	17,120	1,549	32,101	41,034
Realized gain (loss) on investments	(56,708)	(207,266)	(429,998)	(741,739)	(66,986)	(89,465)	(16,494)	(18,017)
Change in unrealized gain (loss) on investments	1,678,155	165,235	313,797	2,073,851	331,752	26,429	26,030	76,337
Reinvested capital gains	-	19,742	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,620,099	(23,362)	(135,562)	1,325,859	281,886	(61,487)	41,637	99,354

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	111,046	107,005	114,515	166,887	68,890	84,409	21,384	12,606
Transfers between funds	163,918	(118,942)	(330,713)	247,699	(132,506)	(257,817)	(158,049)	123,209
Surrenders (note 6)	(234,376)	(117,628)	(164,096)	(366,453)	(310,121)	(31,773)	(11,294)	(58,560)
Death Benefits (note 4)	(494,218)	(6,046)	(146,733)	(7,824)	(11,820)	(38,889)	-	(1,899)
Net policy repayments (loans) (note 5)	39,030	(26,859)	31,048	3,737	26,774	20,281	13,212	11,638
Deductions for surrender charges (note 2)	(45)	(32)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(192,166)	(185,190)	(176,708)	(209,135)	(71,643)	(77,816)	(36,992)	(38,777)
Asset charges (note 3):
MSP contracts	(1,375)	(1,223)	(1,718)	(1,735)	(776)	(1,066)	-	-
SL contracts or LSFP contracts	(992)	(935)	(525)	(465)	-	-	-	-
Adjustments to maintain reserves	(10)	67	(147)	3,605	18	26	9	11

Net equity transactions	(609,188)	(349,783)	(675,077)	(163,684)	(431,184)	(302,645)	(171,730)	48,228

Net change in contract owners’ equity	1,010,911	(373,145)	(810,639)	1,162,175	(149,298)	(364,132)	(130,093)	147,582
Contract owners’ equity beginning of period	3,662,307	4,035,452	4,362,160	3,199,985	1,776,643	2,140,775	753,710	606,128

Contract owners’ equity end of period	$4,673,218	3,662,307	3,551,521	4,362,160	1,627,345	1,776,643	623,617	753,710

CHANGES IN UNITS:
Beginning units	142,846	156,813	109,288	112,466	121,332	141,615	57,879	53,801
Units purchased	13,592	6,603	10,858	14,996	5,748	6,934	3,030	9,026
Units redeemed	(35,198)	(20,570)	(30,574)	(18,174)	(32,583)	(27,217)	(15,777)	(4,948)

Ending units	121,240	142,846	89,572	109,288	94,497	121,332	45,132	57,879

	WRMCG		SVDF		SVOF		WFVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,954)	(1,456)	(5,304)	(4,949)	(994)	19,477	(1,727)	(1,696)
Realized gain (loss) on investments	(1,391)	(9,894)	3,080	(3,951)	122,604	73,610	(11,710)	(39,311)
Change in unrealized gain (loss) on investments	80,296	9,310	142,244	(1,619)	16,449	(83,504)	78,106	23,152
Reinvested capital gains	11,259	14,594	37,662	48,360	104,538	139,265	9,148	30,618

Net increase (decrease) in contract owners’ equity resulting from operations	88,210	12,554	177,682	37,841	242,597	148,848	73,817	12,763

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,968	5,784	4,073	4,917	7,920	8,834	8,598	9,713
Transfers between funds	(1,732)	63,427	(3,149)	415	(119,649)	(3,082)	(17,612)	(39,306)
Surrenders (note 6)	(685)	(31,653)	(167,653)	(83,707)	(90,844)	(112,132)	(12,494)	(39,037)
Death Benefits (note 4)	-	-	(14,381)	-	(4,884)	(36,218)	(24,620)	(570)
Net policy repayments (loans) (note 5)	(4,573)	(755)	5,996	2,691	249	15,881	(1,222)	(2,123)
Deductions for surrender charges (note 2)	-	-	-	-	-	(10)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9,362)	(8,281)	(15,866)	(17,112)	(29,389)	(53,964)	(15,217)	(20,276)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(99)	(160)
SL contracts or LSFP contracts	-	-	(591)	(560)	(1,392)	(1,903)	-	-
Adjustments to maintain reserves	3	15	1,091	(997)	2,769	1,558	29	(27)

Net equity transactions	(8,381)	28,537	(190,480)	(94,353)	(235,220)	(181,036)	(62,637)	(91,786)

Net change in contract owners’ equity	79,829	41,091	(12,798)	(56,512)	7,377	(32,188)	11,180	(79,023)
Contract owners’ equity beginning of period	340,508	299,417	686,884	743,396	1,407,034	1,439,222	334,640	413,663

Contract owners’ equity end of period	$420,337	340,508	674,086	686,884	1,414,411	1,407,034	345,820	334,640

CHANGES IN UNITS:
Beginning units	24,509	22,753	18,245	20,962	45,057	49,909	13,108	17,346
Units purchased	1,294	5,686	452	496	405	464	1,425	551
Units redeemed	(1,839)	(3,930)	(5,137)	(3,213)	(4,538)	(5,316)	(3,698)	(4,789)

Ending units	23,964	24,509	13,560	18,245	40,924	45,057	10,835	13,108

	PVGIB		IDPG		PVTVB		CAF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,753	1,081	-	(15)	-	2,606	-	(6,497)
Realized gain (loss) on investments	(3,673)	(1,136)	-	(9,064)	-	(60,618)	-	4,514,103
Change in unrealized gain (loss) on investments	(4,360)	9,023	-	6,310	-	35,794	-	(5,721,284)
Reinvested capital gains	10,709	2,745	-	-	-	15,335	-	1,125,493

Net increase (decrease) in contract owners’ equity resulting from operations	4,429	11,713	-	(2,769)	-	(6,883)	-	(88,185)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(4,394)	4,533	-	-	-	12,968	-	251,864
Transfers between funds	(92,850)	(988)	-	(150,654)	-	(523,299)	-	(13,343,497)
Surrenders (note 6)	(3,324)	(331)	-	-	-	(2,747)	-	(161,197)
Death Benefits (note 4)	-	-	-	-	-	(5,189)	-	(13,105)
Net policy repayments (loans) (note 5)	(691)	(6,049)	-	-	-	(14,519)	-	58,877
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,880)	(7,540)	-	(237)	-	(16,820)	-	(303,455)
Asset charges (note 3):
MSP contracts	-	(20)	-	-	-	(19)	-	(888)
SL contracts or LSFP contracts	(3)	(8)	-	-	-	(6)	-	(659)
Adjustments to maintain reserves	6,416	11	-	-	-	(8)	-	(2,467)

Net equity transactions	(97,726)	(10,392)	-	(150,891)	-	(549,639)	-	(13,514,527)

Net change in contract owners’ equity	(93,297)	1,321	-	(153,660)	-	(556,522)	-	(13,602,712)
Contract owners’ equity beginning of period	93,297	91,976	-	153,660	-	556,522	-	13,602,712

Contract owners’ equity end of period	$-	93,297	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,854	4,323	-	15,862	-	23,414	-	415,809
Units purchased	88	619	-	-	-	866	-	9,679
Units redeemed	(3,942)	(1,088)	-	(15,862)	-	(24,280)	-	(425,488)

Ending units	-	3,854	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)*

VA Inflation-Protected Securities Portfolio (DFVIPS)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Real Estate Portfolio - Service Class (FRESS)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Institutional Shares (JAEI)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Cardinal Managed Growth Class I (NCPG)*

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a redemption of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a redemption of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a redemption of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a redemption of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $1,228,999 and $1,318,877, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by policy type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2017:

	Total	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Variable Executive Life	12,236	-	-	-	-	-
Multiple Payment	2,063	-	-	-	83	-
Single Premium issue prior to April 16 1990	2,306	-	-	-	234	-
Flexible Premium VUL	2,842,285	1,772	5,418	17,778	93	6,441
Single Premium issue after to April 16 1990	354,506	-	-	18,175	10,461	2,659

Total	3,213,396	1,772	5,418	35,953	10,871	9,100

	ACVIP2	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2
Variable Executive Life	92	-	-	-	-	38
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	3,930	138	13,534	-	10	13,621
Single Premium issue after to April 16 1990	-	1,092	-	4,515	-	-

Total	4,022	1,230	13,534	4,515	10	13,659

	DWVSVS	DFVIPS	DVSCS	DSIF	DSRG	DCAP
Variable Executive Life	-	-	-	566	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	2,912	994	9,255	199,599	37,668	15,676
Single Premium issue after to April 16 1990	-	-	3,657	21,453	1,633	3,144

Total	2,912	994	12,912	221,618	39,301	18,820

	DSC	DGI	DSGIBA	FVCA2P	FQB	FEIP
Variable Executive Life	-	12	-	-	-	1,702
Multiple Payment	-	-	-	-	-	320
Single Premium issue prior to April 16 1990	-	-	-	-	-	187
Flexible Premium VUL	1,802	6,092	307	386	3,429	184,159
Single Premium issue after to April 16 1990	-	1,054	-	-	3,277	25,503

Total	1,802	7,158	307	386	6,706	211,871

	FHIP	FRESS	FAMP	FNRS2	FF10S	FF20S
Variable Executive Life	191	-	30	-	-	-
Multiple Payment	86	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	309	-	-	-
Flexible Premium VUL	40,086	32	44,436	7,276	2,177	7,518
Single Premium issue after to April 16 1990	7,913	-	16,186	-	-	-

Total	48,276	32	60,961	7,276	2,177	7,518

	FF30S	FGP	FIGBS	FMCS	FOP	FOS
Variable Executive Life	-	2,428	25	-	10	79
Multiple Payment	-	1,057	-	-	299	-
Single Premium issue prior to April 16 1990	-	1,030	-	-	-	-
Flexible Premium VUL	6,882	306,412	9,346	34,100	16,932	20,312
Single Premium issue after to April 16 1990	-	39,293	-	-	7,552	-

Total	6,882	350,220	9,371	34,100	24,793	20,391

	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF
Variable Executive Life	-	40	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	2,949	6,442	20,089	13,190	4,203	329
Single Premium issue after to April 16 1990	1,096	-	-	-	-	-

Total	4,045	6,482	20,089	13,190	4,203	329

	TIF2	FTVGI2	FTVFA2	ACEG	AVMCCI	IVKMG1
Variable Executive Life	-	89	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	5,213	9,931	1,402	394	86	1,292
Single Premium issue after to April 16 1990	-	-	-	-	-	-

Total	5,213	10,020	1,402	394	86	1,292

	IVBRA1	JABS	JAEI	JACAS	JAGTS	JAIGS
Variable Executive Life	-	-	-	-	55	13
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	834	6,545	265	15,518	10,886	11,283
Single Premium issue after to April 16 1990	-	-	-	4,910	3,942	7,809

Total	834	6,545	265	20,428	14,883	19,105

	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI	MSEM
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	5,780	1,131	647	15,831	1,323	3,562
Single Premium issue after to April 16 1990	-	-	-	-	-	375

Total	5,780	1,131	647	15,831	1,323	3,937

	MSVRE	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	4	1,650	768	29,760	15,202	2,395
Single Premium issue after to April 16 1990	7,309	-	-	6,105	-	-

Total	7,313	1,650	768	35,865	15,202	2,395

	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Variable Executive Life	-	26	-	-	22	66
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	8,857	10,975	3,619	4,248	8,195	17,709
Single Premium issue after to April 16 1990	-	-	-	-	2,498	182

Total	8,857	11,001	3,619	4,248	10,715	17,957

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Variable Executive Life	283	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	69,457	622	1,585	2,170	3,419	306
Single Premium issue after to April 16 1990	643	-	-	-	-	-

Total	70,383	622	1,585	2,170	3,419	306

	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Variable Executive Life	-	-	-	-	-	1,278
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	24
Flexible Premium VUL	5,326	4,273	536	1,697	661	286,596
Single Premium issue after to April 16 1990	-	-	-	1,942	-	8,265

Total	5,326	4,273	536	3,639	661	296,163

	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	14	-	-	-	-	-
Flexible Premium VUL	21,878	1,444	11,209	1,184	658	1,121
Single Premium issue after to April 16 1990	4,647	-	179	-	-	1,112

Total	26,539	1,444	11,388	1,184	658	2,233

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Variable Executive Life	-	184	-	94	530	-
Multiple Payment	-	-	-	-	32	-
Single Premium issue prior to April 16 1990	-	-	-	-	24	-
Flexible Premium VUL	12,961	21,901	3,559	26,723	49,774	19,846
Single Premium issue after to April 16 1990	1,615	4,089	3,903	6,268	25,744	2,027

Total	14,576	26,174	7,462	33,085	76,104	21,873

	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Variable Executive Life	-	-	-	309	-	15
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	2,190	8,299	6,174	155,745	125,532	7,258
Single Premium issue after to April 16 1990	-	470	484	740	1,664	158

Total	2,190	8,769	6,658	156,794	127,196	7,431

	SCVF	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3
Variable Executive Life	51	1,569	-	-	850	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	20,610	77,772	4,484	1,186	301,692	945
Single Premium issue after to April 16 1990	2,305	3,317	2,656	-	20,184	-

Total	22,966	82,658	7,140	1,186	322,726	945

	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1
Variable Executive Life	-	198	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	3,913	36,316	717	212	1,039	15,336
Single Premium issue after to April 16 1990	-	1,492	-	-	-	-

Total	3,913	38,006	717	212	1,039	15,336

	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS
Variable Executive Life	59	-	-	30	-	-
Multiple Payment	-	-	167	-	-	-
Single Premium issue prior to April 16 1990	-	-	244	-	-	-
Flexible Premium VUL	5,357	-	29	602	26	3,601
Single Premium issue after to April 16 1990	1,992	671	6,392	-	6,448	-

Total	7,408	671	6,832	632	6,474	3,601

	NOTB3	NOTG3	OVMS	OVB	OVGS	OVIG
Variable Executive Life	-	-	4	-	1,222	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	95	17	25,460	13,155	101,282	731
Single Premium issue after to April 16 1990	-	-	3,362	3,811	10,031	-

Total	95	17	28,826	16,966	112,535	731

	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	6,153	6,394	5,118	992	2,319	67
Single Premium issue after to April 16 1990	183	-	1,575	-	-	-

Total	6,336	6,394	6,693	992	2,319	67

	PMVFBA	PMVLDA	PMVTRA	GVGMNS	PVEIB	PVGOB
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	1,120	4,966	3,843	100	359	2,276
Single Premium issue after to April 16 1990	-	-	-	-	-	-

Total	1,120	4,966	3,843	100	359	2,276

	PVTIGB	RVARS	TRHS2	VWBF	VWEM	VWHA
Variable Executive Life	-	-	-	43	20	13
Multiple Payment	-	-	-	19	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	1,083	256	22,079	3,464	17,959	15,607
Single Premium issue after to April 16 1990	-	-	-	3,571	2,394	3,741

Total	1,083	256	22,079	7,097	20,373	19,361

	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	240	-
Flexible Premium VUL	8,792	3,636	1,954	-	116	1,727
Single Premium issue after to April 16 1990	-	-	-	5,304	9,334	-

Total	8,792	3,636	1,954	5,304	9,690	1,727

	PVGIB
Variable Executive Life	-
Multiple Payment	-
Single Premium issue prior to April 16 1990	-
Flexible Premium VUL	194
Single Premium issue after to April 16 1990	-

Total	194

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90.00% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $22,745,228 and $22,324,321, respectively, and total transfers from the Separate Account to the fixed account were $15,807,365 and $28,868,044, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$648,047,772	$-	$-	$648,047,772

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$49,215	$48,731
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1	163
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	112,961	305,116
VP Balanced Fund - Class I (ACVB)	668,619	452,181
VP Capital Appreciation Fund - Class I (ACVCA)	205,272	185,872
VP Income & Growth Fund - Class I (ACVIG)	124,663	756,927
VP Inflation Protection Fund - Class II (ACVIP2)	77,624	96,776
VP International Fund - Class I (ACVI)	26,757	168,781
VP Mid Cap Value Fund - Class I (ACVMV1)	513,928	1,103,578
VP Ultra(R) Fund - Class I (ACVU1)	650,386	6,824
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	11,085	1,276
Global Allocation V.I. Fund - Class II (MLVGA2)	233,298	542,277
VIP Small Cap Value Series: Service Class (DWVSVS)	368,983	371,435
VA Inflation-Protected Securities Portfolio (DFVIPS)	219,871	27,004
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	659,424	1,004,799
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,062,924	4,935,235
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	583,682	540,333

Appreciation Portfolio - Initial Shares (DCAP)	$840,223	$733,292
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	135,260	233,529
Growth and Income Portfolio - Initial Shares (DGI)	107,262	167,789
Global Income Builder VIP - Class A (DSGIBA)	124,759	2,265
Managed Tail Risk Fund II - Primary Shares (FVCA2P)	6,981	37,459
Quality Bond Fund II - Primary Shares (FQB)	113,367	128,360
Equity-Income Portfolio - Initial Class (FEIP)	1,649,435	4,382,936
High Income Portfolio - Initial Class (FHIP)	827,411	1,693,135
VIP Real Estate Portfolio - Service Class (FRESS)	12,727	235
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,453,031	856,758
VIP Energy Portfolio - Service Class 2 (FNRS2)	95,012	358,484
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	27,177	33,030
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	94,568	149,442
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	193,346	158,426
VIP Growth Portfolio - Initial Class (FGP)	5,164,131	5,720,635
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	274,778	290,153
VIP Mid Cap Portfolio - Service Class (FMCS)	494,892	965,959
VIP Overseas Portfolio - Initial Class (FOP)	138,939	519,937
VIP Overseas Portfolio - Service Class (FOS)	239,823	311,768
VIP Value Strategies Portfolio - Service Class (FVSS)	267,967	126,092
Franklin Income Securities Fund - Class 2 (FTVIS2)	303,529	271,748
Rising Dividends Securities Fund - Class 1 (FTVRDI)	593,976	831,361
Small Cap Value Securities Fund - Class 1 (FTVSVI)	339,030	365,255
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	223,819	109,684
Templeton Foreign Securities Fund - Class 1 (TIF)	3,380	17,615
Templeton Foreign Securities Fund - Class 2 (TIF2)	314,274	333,905
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	406,205	411,804
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	29,701	20,649
VI American Franchise Fund - Series I Shares (ACEG)	217,112	203,391
VI Value Opportunities Fund - Series I Shares (AVBVI)	213	1,262
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	28,338	566
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	106,496	75,893
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	39,074	54,605
Balanced Portfolio: Service Shares (JABS)	210,001	160,725
Enterprise Portfolio: Institutional Shares (JAEI)	317,774	945
Forty Portfolio: Service Shares (JACAS)	598,292	919,983
Global Technology Portfolio: Service Shares (JAGTS)	1,331,797	890,915
Overseas Portfolio: Service Shares (JAIGS)	798,327	415,957
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	106,436	25,648
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	110,585	120,569
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	30,656	38,539
Value Series - Initial Class (MVFIC)	394,878	178,731
Core Plus Fixed Income Portfolio - Class I (MSVFI)	43,339	39,965
Emerging Markets Debt Portfolio - Class I (MSEM)	109,507	198,659
U.S. Real Estate Portfolio - Class I (MSVRE)	36,427	421,639
NVIT Bond Index Fund Class I (NVBX)	119,462	57,979
NVIT International Index Fund Class I (NVIX)	93,850	42,606
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	651,657	1,156,765
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	427,970	119,784
American Funds NVIT Bond Fund - Class II (GVABD2)	48,606	18,530
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	491,985	378,424
American Funds NVIT Growth Fund - Class II (GVAGR2)	332,015	180,748
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	134,332	26,785
Federated NVIT High Income Bond Fund - Class I (HIBF)	119,166	97,484
NVIT Emerging Markets Fund - Class I (GEM)	443,283	975,357
NVIT International Equity Fund - Class I (GIG)	265,016	349,755
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	611,959	2,149,101
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	22,321	10,273
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	29,818	28,184
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	28,978	17,723
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	79,076	100,327
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	7,980	24,633
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	97,723	85,822
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	216,362	239,287
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	14,411	11,755
NVIT Core Bond Fund - Class I (NVCBD1)	79,803	69,535

NVIT Core Plus Bond Fund - Class I (NVLCP1)	$24,792	$13,561
NVIT Nationwide Fund - Class I (TRF)	636,649	4,435,535
NVIT Government Bond Fund - Class I (GBF)	197,076	456,918
NVIT International Index Fund - Class II (GVIX2)	79,730	32,878
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	479,774	354,322
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	25,147	12,078
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	34,519	16,602
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	31,483	117,308
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	332,947	560,190
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	515,698	413,651
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	84,567	129,035
NVIT Mid Cap Index Fund - Class I (MCIF)	620,549	769,815
NVIT Money Market Fund - Class I (SAM)	5,667,546	5,822,950
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	219,376	444,188
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	66,260	65,523
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	600,422	232,105
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	399,094	430,163
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,958,925	2,890,628
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,609,924	2,674,489
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	449,517	153,960
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	707,352	942,298
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,249,992	1,628,502
NVIT Multi-Sector Bond Fund - Class I (MSBF)	82,879	143,852
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,455	396,524
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,045,562	5,699,680
Templeton NVIT International Value Fund - Class III (NVTIV3)	13,789	57,738
Invesco NVIT Comstock Value Fund - Class I (EIF)	69,891	99,075
NVIT Real Estate Fund - Class I (NVRE1)	350,771	1,580,286
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	60,080	34,766
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	117,143	944
NVIT Small Cap Index Fund Class II (NVSIX2)	86,803	69,220
NVIT S&P 500 Index Fund Class I (GVEX1)	714,558	816,306
Short Duration Bond Portfolio - I Class Shares (AMTB)	172,041	166,972
Guardian Portfolio - I Class Shares (AMGP)	10,992	11,672
International Portfolio - S Class Shares (AMINS)	145	322
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	47,636	221,820
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	4,864	62,804
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	385,616	170,564
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	100	3,484
Socially Responsive Portfolio - I Class Shares (AMSRS)	32,386	82,699
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	36,008	37,222
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	33	107
Capital Income Fund/VA - Non-Service Shares (OVMS)	144,768	583,194
Core Bond Fund/VA - Non-Service Shares (OVB)	147,586	364,688
Global Securities Fund/VA - Non-Service Shares (OVGS)	737,221	2,275,721
International Growth Fund/VA - Non-Service Shares (OVIG)	134,968	7,930
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	81,018	212,170
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	95,077	454,020
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	236,204	202,621
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	72,933	10,943
All Asset Portfolio - Administrative Class (PMVAAA)	159,079	104,866
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	13,301	9,506
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	10,131	38,612
Low Duration Portfolio - Administrative Class (PMVLDA)	55,131	255,592
Total Return Portfolio - Administrative Class (PMVTRA)	40,306	108,371
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	32,652	1,639
VT Equity Income Fund: Class IB (PVEIB)	260,062	100,415
VT Growth Opportunities Fund: Class IB (PVGOB)	190,116	59,076
VT International Equity Fund: Class IB (PVTIGB)	64,289	19,681
Variable Fund - Multi-Hedge Strategies (RVARS)	102,364	6,047
Health Sciences Portfolio - II (TRHS2)	853,942	1,261,829
Limited-Term Bond Portfolio - II (TRLT2)	13,110	900
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	45,260	138,556
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	426,382	1,036,781
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	242,936	936,992
Variable Insurance Portfolios - Asset Strategy (WRASP)	95,060	509,122

Variable Insurance Portfolios - High Income (WRHIP)	$348,063	$487,690
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	32,127	31,199
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	45,111	204,302
Advantage VT Opportunity Fund - Class 2 (SVOF)	142,534	276,657
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	59,173	114,418
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	13,849	99,118

	$54,962,565	$81,833,274

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.00% to 0.80%	11,414	$ 36.19 to $ 32.18	$ 384,234	1.43%	18.92% to 17.98%
2016	0.00% to 0.80%	12,562	30.43 to 27.28	356,845	1.05%	11.30% to 10.42%
2015	0.00% to 0.80%	12,235	27.34 to 24.70	313,874	1.36%	1.70% to 0.89%
2014	0.00% to 0.80%	15,203	26.88 to 24.49	384,461	1.18%	9.54% to 8.67%
2013	0.00% to 0.80%	32,892	24.54 to 22.53	764,323	1.00%	34.96% to 33.89%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.80%	1	13.51	14	1.22%	13.76%
2016	0.80%	14	11.87	166	0.67%	2.77%
2015	0.80%	43	11.55	497	0.76%	-1.88%
2014	0.80%	77	11.77	907	0.83%	3.62%
2013	0.50%	441	11.42	5,037	0.37%	11.75%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00% to 0.80%	22,186	52.47 to 46.66	1,084,321	0.44%	13.15% to 12.25%
2016	0.00% to 0.80%	27,662	46.38 to 41.57	1,199,444	0.67%	25.09% to 24.09%
2015	0.00% to 0.80%	30,399	37.07 to 33.50	1,059,432	0.77%	-5.49% to -6.24%
2014	0.00% to 0.80%	35,245	39.23 to 35.73	1,304,186	0.72%	9.20% to 8.33%
2013	0.00% to 0.80%	33,478	35.92 to 32.98	1,140,255	0.61%	38.06% to 36.96%
VP Balanced Fund - Class I (ACVB)
2017	0.00% to 1.00%	176,047	40.17 to 20.57	5,781,607	1.56%	13.91% to 12.78%
2016	0.00% to 1.00%	178,035	35.27 to 18.24	5,146,349	1.58%	6.99% to 5.93%
2015	0.00% to 1.00%	185,739	32.96 to 17.22	5,191,580	1.77%	-2.57% to -3.54%
2014	0.00% to 1.00%	202,718	33.83 to 17.85	6,313,545	1.53%	9.85% to 8.76%
2013	0.00% to 1.30%	173,234	30.80 to 32.31	5,192,773	1.61%	17.43% to 15.91%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	0.00% to 1.00%	63,028	45.23 to 20.51	1,590,508	0.00%	21.79% to 20.58%
2016	0.00% to 1.00%	70,579	37.13 to 17.01	1,459,428	0.00%	3.23% to 2.20%
2015	0.00% to 1.00%	83,442	35.97 to 16.64	1,641,728	0.00%	1.93% to 0.92%
2014	0.00% to 1.00%	98,440	35.29 to 16.49	1,852,786	0.00%	8.14% to 7.06%
2013	0.00% to 1.30%	100,920	32.63 to 46.38	1,795,382	0.00%	30.92% to 29.23%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.00% to 1.00%	58,537	31.34 to 21.28	1,660,296	2.25%	20.49% to 19.29%
2016	0.00% to 1.00%	94,337	26.01 to 17.84	2,054,209	2.36%	13.48% to 12.36%
2015	0.00% to 1.00%	100,085	22.92 to 15.87	1,942,153	2.07%	-5.62% to -6.56%
2014	0.00% to 1.00%	128,055	24.28 to 16.99	2,665,348	2.02%	12.50% to 11.38%
2013	0.00% to 1.00%	139,633	21.59 to 15.25	2,612,178	2.26%	35.82% to 34.47%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.00% to 0.80%	62,077	16.85 to 14.98	984,277	2.61%	3.67% to 2.85%
2016	0.00% to 0.80%	64,675	16.25 to 14.57	993,812	1.85%	4.39% to 3.56%
2015	0.00% to 0.80%	72,248	15.57 to 14.06	1,069,079	1.96%	-2.47% to -3.25%
2014	0.00% to 0.80%	76,999	15.96 to 14.54	1,171,233	1.26%	3.30% to 2.48%
2013	0.00% to 0.80%	93,282	15.45 to 14.19	1,376,314	1.65%	-8.48% to -9.21%
VP International Fund - Class I (ACVI)
2017	0.00% to 1.00%	16,842	35.98 to 13.85	450,866	0.94%	31.21% to 29.90%
2016	0.00% to 1.00%	24,430	27.42 to 10.66	471,197	1.06%	-5.50% to -6.44%
2015	0.00% to 1.00%	26,275	29.02 to 11.39	531,437	0.33%	0.76% to -0.24%
2014	0.00% to 1.00%	31,160	28.80 to 11.42	498,337	1.68%	-5.51% to -6.45%
2013	0.00% to 1.00%	36,115	30.48 to 12.21	636,897	1.69%	22.41% to 21.19%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00% to 0.80%	70,812	36.92 to 33.37	2,453,645	1.52%	11.69% to 10.81%
2016	0.00% to 0.80%	91,289	33.06 to 30.11	2,844,166	1.70%	22.85% to 21.88%
2015	0.00% to 0.80%	80,976	26.91 to 24.71	2,065,583	1.67%	-1.43% to -2.22%
2014	0.00% to 0.80%	83,768	27.30 to 25.27	2,179,777	1.16%	16.42% to 15.50%
2013	0.00% to 0.80%	85,896	23.45 to 21.88	1,928,977	1.27%	30.11% to 29.08%
VP Ultra(R) Fund - Class I (ACVU1)
2017	0.00% to 1.00%	28,800	30.93 to 26.45	762,578	0.02%	32.22% to 30.91%
2016	0.00% to 1.00%	809	23.39 to 20.20	17,047	0.76%	4.45% to 3.41%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00% to 1.00%	8,573	22.40 to 19.53	172,130	0.57%	6.27% to 5.21%
2014	0.00% to 1.00%	11,928	21.07 to 18.57	222,110	0.43%	9.99% to 8.90%
2013	1.00%	10,891	17.05	185,678	0.31%	35.71%
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
2017	0.50% to 0.80%	949	10.31 to 10.29	9,780	2.38%	3.07% to 2.87%	****
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00% to 0.80%	157,091	19.45 to 18.15	2,935,969	1.16%	13.74% to 12.84%
2016	0.00% to 0.80%	177,260	17.10 to 16.09	2,925,866	1.12%	3.96% to 3.13%
2015	0.00% to 0.80%	206,322	16.45 to 15.60	3,290,547	1.01%	-0.87% to -1.66%
2014	0.00% to 0.80%	196,223	16.60 to 15.86	3,171,176	1.93%	1.97% to 1.15%
2013	0.00% to 0.80%	229,979	16.28 to 15.68	3,659,868	1.06%	14.55% to 13.64%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.50% to 0.80%	28,703	17.45 to 17.21	500,688	0.80%	11.20% to 10.87%
2016	0.50% to 0.80%	30,134	15.69 to 15.52	472,696	0.51%	30.43% to 30.04%
2015	0.50% to 0.80%	17,292	12.03 to 11.94	208,032	0.40%	-6.93% to -7.21%
2014	0.50% to 0.80%	32,825	12.93 to 12.86	424,330	0.21%	5.09% to 4.78%
2013	0.50% to 0.80%	4,859	12.30 to 12.28	59,770	0.00%	23.01% to 22.76%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.50%	21,031	10.22	214,986	2.71%	2.75%
2016	0.50%	2,258	9.95	22,463	1.21%	-0.52%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00% to 1.00%	67,811	40.57 to 34.69	2,549,012	0.65%	12.40% to 11.29%
2016	0.00% to 1.00%	81,367	36.10 to 31.17	2,725,441	0.84%	25.73% to 24.48%
2015	0.00% to 1.00%	75,934	28.71 to 25.04	2,033,512	0.71%	-2.33% to -3.30%
2014	0.00% to 1.00%	78,085	29.40 to 25.90	2,154,442	0.59%	5.12% to 4.08%
2013	0.00% to 1.30%	98,177	27.96 to 24.03	2,585,388	1.04%	40.71% to 38.90%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00% to 1.00%	746,832	58.22 to 21.12	48,222,612	1.70%	21.54% to 20.33%
2016	0.00% to 1.00%	823,181	47.90 to 17.55	44,003,898	2.01%	11.71% to 10.60%
2015	0.00% to 1.00%	896,681	42.88 to 15.87	43,486,411	1.81%	1.11% to 0.10%
2014	0.00% to 1.00%	986,251	42.41 to 15.86	47,380,837	1.74%	13.42% to 12.30%
2013	0.00% to 1.30%	1,090,770	37.39 to 43.10	46,315,443	1.83%	32.03% to 30.32%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.00% to 1.00%	140,984	41.26 to 14.10	7,221,620	1.15%	15.33% to 14.19%
2016	0.00% to 1.00%	151,270	35.77 to 12.35	6,723,873	1.30%	10.37% to 9.28%
2015	0.00% to 1.00%	164,369	32.41 to 11.30	6,674,816	1.07%	-3.19% to -4.16%
2014	0.00% to 1.00%	182,744	33.48 to 11.79	7,698,420	1.06%	13.45% to 12.32%
2013	0.00% to 1.00%	193,190	29.51 to 10.50	7,239,550	1.24%	34.34% to 33.01%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00% to 1.00%	127,283	38.93 to 21.80	4,320,702	1.33%	27.33% to 26.07%
2016	0.00% to 1.00%	141,818	30.57 to 17.29	3,803,048	1.62%	7.90% to 6.83%
2015	0.00% to 1.00%	173,129	28.33 to 16.19	4,253,508	1.71%	-2.47% to -3.44%
2014	0.00% to 1.00%	191,958	29.05 to 16.77	4,872,602	1.84%	8.09% to 7.02%
2013	0.00% to 1.00%	212,115	26.87 to 15.67	5,025,341	1.94%	21.10% to 19.90%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	0.00% to 0.80%	10,608	32.35 to 28.77	318,008	0.00%	24.68% to 23.69%
2016	0.00% to 0.80%	14,463	25.95 to 23.26	349,909	0.00%	17.07% to 16.14%
2015	0.00% to 0.80%	21,079	22.17 to 20.03	438,462	0.00%	-2.28% to -3.06%
2014	0.00% to 0.80%	14,106	22.68 to 20.66	301,521	0.00%	1.59% to 0.78%
2013	0.00% to 0.80%	28,819	22.33 to 20.50	608,716	0.00%	48.55% to 47.37%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.00% to 1.00%	47,631	37.71 to 21.18	1,559,084	0.74%	19.71% to 18.52%
2016	0.00% to 1.00%	51,914	31.50 to 17.87	1,428,081	1.20%	10.03% to 8.94%
2015	0.00% to 1.00%	58,822	28.63 to 16.40	1,482,509	0.85%	1.58% to 0.57%
2014	0.00% to 1.00%	63,074	28.18 to 16.31	1,571,310	0.78%	10.07% to 8.98%
2013	0.00% to 1.00%	70,468	25.61 to 14.96	1,588,414	0.91%	36.78% to 35.42%
Global Income Builder VIP - Class A (DSGIBA)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.50% to 0.80%	11,558	12.03 to 11.97	139,024	2.53%	15.96% to 15.61%
2016	0.50% to 0.80%	860	10.37 to 10.35	8,917	0.00%	3.73% to 3.53%	****
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
2017	0.00% to 0.80%	7,176	18.30 to 16.27	127,321	1.63%	10.95% to 10.07%
2016	0.00% to 0.80%	9,131	16.49 to 14.79	145,161	1.73%	-4.20% to -4.96%
2015	0.00% to 0.80%	9,042	17.22 to 15.56	150,537	1.66%	-6.29% to -7.04%
2014	0.00% to 0.80%	9,062	18.37 to 16.73	161,462	1.69%	-0.97% to -1.76%
2013	0.00% to 0.80%	8,972	18.55 to 17.03	161,926	1.20%	16.45% to 15.52%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00% to 1.00%	61,307	19.97 to 17.08	1,117,231	3.34%	4.04% to 3.00%
2016	0.00% to 1.00%	63,907	19.20 to 16.58	1,124,378	3.69%	3.82% to 2.79%
2015	0.00% to 1.00%	68,829	18.49 to 16.13	1,173,728	3.79%	-0.24% to -1.24%
2014	0.00% to 1.00%	73,843	18.53 to 16.33	1,268,099	3.97%	3.79% to 2.76%
2013	0.00% to 1.00%	94,617	17.86 to 15.89	1,574,553	4.39%	1.03% to 0.03%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.00% to 1.00%	466,480	47.87 to 23.55	39,887,139	1.68%	12.89% to 11.77%
2016	0.00% to 1.00%	539,019	42.40 to 21.07	39,326,384	2.28%	18.02% to 16.85%
2015	0.00% to 1.00%	595,714	35.93 to 18.03	36,908,208	3.12%	-3.96% to -4.92%
2014	0.00% to 1.00%	676,970	37.41 to 18.97	42,709,270	2.74%	8.72% to 7.64%
2013	0.00% to 1.30%	767,539	34.41 to 62.44	44,229,210	2.48%	28.15% to 26.49%
High Income Portfolio - Initial Class (FHIP)
2017	0.00% to 1.00%	185,066	28.26 to 19.97	8,410,523	5.07%	6.93% to 5.87%
2016	0.00% to 1.00%	224,220	26.43 to 18.86	9,126,380	5.33%	14.61% to 13.47%
2015	0.00% to 1.00%	235,350	23.06 to 16.62	8,720,353	6.94%	-3.63% to -4.59%
2014	0.00% to 1.00%	206,870	23.93 to 17.42	7,050,000	5.30%	1.16% to 0.15%
2013	0.00% to 1.30%	257,480	23.66 to 44.13	8,390,545	5.55%	5.95% to 4.58%
VIP Real Estate Portfolio - Service Class (FRESS)
2017	0.50%	1,224	10.26	12,563	1.65%	2.64%	****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.00% to 1.00%	250,426	38.13 to 18.90	10,927,217	1.86%	14.10% to 12.97%
2016	0.00% to 1.00%	267,459	33.42 to 16.73	10,302,811	1.43%	3.07% to 2.05%
2015	0.00% to 1.00%	303,941	32.42 to 16.39	11,344,348	1.54%	0.14% to -0.85%
2014	0.00% to 1.00%	333,655	32.37 to 16.53	12,509,516	1.47%	5.83% to 4.78%
2013	0.00% to 1.30%	354,922	30.59 to 44.61	12,697,109	1.55%	15.71% to 14.21%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.00% to 0.80%	73,490	20.36 to 18.39	1,402,787	1.35%	-2.78% to -3.55%
2016	0.00% to 0.80%	89,056	20.94 to 19.07	1,756,109	0.48%	33.51% to 32.45%
2015	0.00% to 0.80%	111,198	15.68 to 14.40	1,651,280	0.96%	-20.75% to -21.38%
2014	0.00% to 0.80%	121,575	19.79 to 18.32	2,292,207	0.61%	-12.76% to -13.46%
2013	0.00% to 0.80%	123,779	22.68 to 21.16	2,685,617	0.70%	24.15% to 23.16%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.50% to 0.80%	21,611	19.83 to 19.09	427,518	1.44%	12.43% to 12.09%
2016	0.50% to 0.80%	22,599	17.63 to 17.03	397,112	1.40%	4.75% to 4.44%
2015	0.00% to 0.80%	22,917	17.76 to 16.30	385,505	1.55%	-0.31% to -1.11%
2014	0.00% to 0.80%	26,431	17.81 to 16.49	449,715	1.66%	4.35% to 3.52%
2013	0.00% to 0.80%	24,584	17.07 to 15.93	403,456	1.64%	13.39% to 12.49%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00% to 0.80%	69,681	22.72 to 20.53	1,483,298	1.40%	16.47% to 15.55%
2016	0.00% to 0.80%	75,093	19.50 to 17.77	1,377,594	1.54%	6.04% to 5.20%
2015	0.00% to 0.80%	69,003	18.39 to 16.89	1,200,841	1.75%	-0.37% to -1.16%
2014	0.00% to 0.80%	69,148	18.46 to 17.09	1,214,914	1.64%	4.66% to 3.83%
2013	0.00% to 0.80%	69,351	17.64 to 16.46	1,169,016	1.67%	15.95% to 15.03%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00% to 0.80%	59,078	24.71 to 22.33	1,363,847	1.31%	20.82% to 19.86%
2016	0.00% to 0.80%	59,883	20.45 to 18.63	1,148,392	1.37%	6.52% to 5.67%
2015	0.00% to 0.80%	61,621	19.20 to 17.63	1,114,587	1.58%	-0.34% to -1.13%
2014	0.00% to 0.80%	66,273	19.27 to 17.83	1,209,777	1.41%	4.86% to 4.03%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 0.80%	71,020	18.37 to 17.14	1,241,846	1.64%	21.50% to 20.53%
VIP Growth Portfolio - Initial Class (FGP)
2017	0.00% to 1.30%	755,698	53.51 to 92.70	68,542,895	0.22%	35.13% to 33.39%
2016	0.00% to 1.30%	811,760	39.60 to 69.49	55,021,457	0.04%	0.80% to -0.50%
2015	0.00% to 1.30%	913,368	39.28 to 69.84	60,469,835	0.26%	7.17% to 5.79%
2014	0.00% to 1.30%	1,018,407	36.65 to 66.02	62,138,806	0.18%	11.30% to 9.86%
2013	0.00% to 1.30%	1,096,597	32.93 to 60.09	60,779,481	0.29%	36.34% to 34.58%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00% to 0.80%	124,747	18.13 to 16.12	2,118,770	2.35%	4.16% to 3.33%
2016	0.00% to 0.80%	128,902	17.40 to 15.60	2,108,236	2.33%	4.63% to 3.80%
2015	0.00% to 0.80%	131,784	16.63 to 15.03	2,067,703	2.49%	-0.71% to -1.50%
2014	0.00% to 0.80%	138,270	16.75 to 15.26	2,195,991	1.87%	5.75% to 4.91%
2013	0.00% to 0.80%	230,006	15.84 to 14.54	3,461,858	2.05%	-1.89% to -2.67%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00% to 0.80%	131,865	58.10 to 51.67	7,125,231	0.61%	20.70% to 19.74%
2016	0.00% to 0.80%	147,825	48.14 to 43.15	6,647,729	0.41%	12.11% to 11.22%
2015	0.00% to 0.80%	170,775	42.94 to 38.80	6,883,920	0.37%	-1.50% to -2.28%
2014	0.00% to 0.80%	208,483	43.59 to 39.71	8,573,644	0.16%	6.20% to 5.35%
2013	0.00% to 0.80%	219,649	41.05 to 37.69	8,540,926	0.41%	36.06% to 34.98%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.00% to 1.00%	148,395	32.31 to 16.14	5,238,100	1.41%	30.28% to 28.99%
2016	0.00% to 1.00%	160,556	24.80 to 12.51	4,407,674	1.38%	-5.06% to -6.00%
2015	0.00% to 1.00%	178,655	26.12 to 13.31	5,235,161	1.30%	3.62% to 2.59%
2014	0.00% to 1.00%	200,573	25.21 to 12.97	5,559,225	1.27%	-8.08% to -8.99%
2013	0.00% to 1.30%	225,192	27.43 to 29.18	6,962,818	1.36%	30.44% to 28.75%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00% to 0.80%	362,521	11.67 to 11.43	4,171,244	1.34%	30.10% to 29.07%
2016	0.00% to 0.80%	373,222	8.97 to 8.85	3,318,292	1.32%	-5.12% to -5.88%
2015	0.00% to 0.80%	413,370	9.46 to 9.41	3,894,595	1.33%	-5.44% to -5.95%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00% to 1.00%	28,520	33.70 to 28.81	890,352	1.40%	19.21% to 18.03%
2016	0.00% to 1.00%	31,103	28.27 to 24.41	818,990	1.01%	9.48% to 8.39%
2015	0.00% to 1.00%	33,099	25.82 to 22.52	799,651	0.97%	-3.05% to -4.02%
2014	0.00% to 1.00%	41,703	26.63 to 23.46	1,042,411	0.80%	6.69% to 5.63%
2013	0.00% to 1.00%	51,121	24.96 to 22.21	1,198,573	0.74%	30.44% to 29.15%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.00% to 0.80%	80,926	19.99 to 18.21	1,530,849	4.10%	9.67% to 8.80%
2016	0.00% to 0.80%	82,298	18.22 to 16.73	1,426,153	4.97%	14.02% to 13.12%
2015	0.00% to 0.80%	108,195	15.98 to 14.79	1,650,291	4.53%	-7.05% to -7.79%
2014	0.00% to 0.80%	111,453	17.20 to 16.04	1,837,767	5.34%	4.62% to 3.78%
2013	0.00% to 0.80%	116,247	16.44 to 15.46	1,840,961	6.46%	13.94% to 13.03%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.00% to 0.80%	122,690	38.82 to 34.52	4,441,962	1.73%	20.85% to 19.89%
2016	0.00% to 0.80%	136,583	32.12 to 28.79	4,106,225	1.46%	16.33% to 15.40%
2015	0.00% to 0.80%	163,813	27.61 to 24.95	4,256,804	1.70%	-3.42% to -4.19%
2014	0.00% to 0.80%	173,632	28.59 to 26.04	4,695,586	1.58%	9.01% to 8.14%
2013	0.00% to 0.80%	188,022	26.23 to 24.08	4,682,773	1.83%	30.05% to 29.02%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.00% to 0.80%	61,407	49.13 to 43.69	2,806,943	0.72%	10.92% to 10.03%
2016	0.00% to 0.80%	66,556	44.29 to 39.71	2,756,142	1.05%	30.54% to 29.50%
2015	0.00% to 0.80%	71,379	33.93 to 30.66	2,275,705	0.90%	-7.18% to -7.92%
2014	0.00% to 0.80%	93,738	36.56 to 33.30	3,237,630	0.80%	0.88% to 0.08%
2013	0.00% to 0.80%	121,642	36.24 to 33.27	4,180,714	1.48%	36.50% to 35.42%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.00% to 0.80%	88,911	12.50 to 12.14	1,091,614	0.98%	40.41% to 39.29%
2016	0.00% to 0.80%	79,668	8.90 to 8.71	700,074	0.84%	17.44% to 16.51%
2015	0.00% to 0.80%	93,715	7.58 to 7.48	704,647	2.03%	-19.60% to -20.24%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2014	0.00% to 0.80%	95,621	9.43 to 9.38	898,626	1.52%	-5.71% to -6.21%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	0.00% to 0.80%	2,267	30.12 to 26.78	63,707	2.88%	17.02% to 16.09%
2016	0.00% to 0.80%	2,858	25.74 to 23.07	68,905	2.16%	7.49% to 6.64%
2015	0.00% to 0.80%	4,512	23.94 to 21.64	101,520	3.53%	-6.31% to -7.05%
2014	0.00% to 0.80%	6,283	25.56 to 23.28	151,324	2.00%	-10.89% to -11.60%
2013	0.00% to 0.80%	7,507	28.68 to 26.33	203,881	2.54%	23.27% to 22.29%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00% to 0.80%	109,184	10.22 to 9.92	1,096,058	2.60%	16.69% to 15.77%
2016	0.00% to 0.80%	113,377	8.75 to 8.57	979,882	2.05%	7.18% to 6.32%
2015	0.00% to 0.80%	125,579	8.17 to 8.06	1,017,460	3.28%	-6.49% to -7.24%
2014	0.00% to 0.80%	149,193	8.73 to 8.69	1,298,913	1.90%	-12.65% to -13.12%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00% to 0.80%	209,021	10.13 to 9.83	2,081,175	0.00%	1.93% to 1.12%
2016	0.00% to 0.80%	209,199	9.94 to 9.73	2,052,183	0.00%	2.94% to 2.12%
2015	0.00% to 0.80%	218,739	9.65 to 9.52	2,094,948	7.79%	-4.30% to -5.07%
2014	0.00% to 0.80%	233,805	10.09 to 10.03	2,350,792	5.04%	0.86% to 0.32%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.00% to 0.80%	19,685	16.42 to 15.20	308,731	2.66%	11.98% to 11.09%
2016	0.00% to 0.80%	20,348	14.67 to 13.68	286,346	3.82%	13.18% to 12.28%
2015	0.00% to 0.80%	19,969	12.96 to 12.19	249,530	3.09%	-6.21% to -6.96%
2014	0.00% to 0.80%	15,708	13.82 to 13.10	210,388	2.91%	2.85% to 2.03%
2013	0.00% to 0.80%	11,864	13.43 to 12.84	156,427	11.80%	23.77% to 22.78%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.00% to 0.80%	5,178	20.26 to 19.36	103,592	0.14%	27.34% to 26.33%
2016	0.00% to 0.80%	5,163	15.91 to 15.33	81,470	0.00%	2.27% to 1.46%
2015	0.00% to 0.80%	4,318	15.56 to 15.11	66,675	0.00%	5.01% to 4.17%
2014	0.00% to 0.80%	4,951	14.82 to 14.50	72,889	0.06%	8.44% to 7.58%
2013	0.50% to 0.80%	1,827	13.55 to 13.48	24,712	0.38%	39.44% to 39.02%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2017	0.00%	134	27.39	3,671	0.39%	17.44%
2016	0.00%	177	23.33	4,129	0.39%	18.34%
2015	0.00%	202	19.71	3,982	2.58%	-10.40%
2014	0.00%	242	22	5,324	1.34%	6.62%
2013	0.00%	306	20.63	6,314	0.67%	33.75%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.50% to 0.80%	1,815	16.46 to 16.18	29,862	0.91%	14.35% to 14.01%
2016	0.50%	61	14.39	878	0.08%	12.87%
2015	0.50%	66	12.75	842	0.10%	-4.51%
2014	0.50%	2,314	13.35	30,901	0.05%	3.91%
2013	0.50%	96	12.85	1,234	0.43%	28.17%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00% to 0.80%	15,417	18.17 to 17.36	272,616	0.00%	22.49% to 21.52%
2016	0.00% to 0.80%	14,520	14.83 to 14.29	210,577	0.00%	0.76% to -0.04%
2015	0.00% to 0.80%	19,785	14.72 to 14.30	286,131	0.00%	1.21% to 0.40%
2014	0.00% to 0.80%	15,517	14.55 to 14.24	222,889	0.00%	8.04% to 7.18%
2013	0.00% to 0.80%	16,170	13.47 to 13.29	215,995	0.41%	37.01% to 35.92%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.50% to 0.80%	12,123	11.94 to 11.81	144,625	3.66%	9.61% to 9.28%
2016	0.50% to 0.80%	14,594	10.90 to 10.81	158,770	0.45%	11.08% to 10.75%
2015	0.50% to 0.80%	11,752	9.81 to 9.76	115,139	4.50%	-4.58% to -4.86%
2014	0.50% to 0.80%	9,313	10.28 to 10.26	95,720	0.00%	2.80% to 2.59%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.00% to 0.80%	51,867	32.91 to 29.27	1,600,886	1.35%	18.13% to 17.20%
2016	0.00% to 0.80%	50,939	27.86 to 24.98	1,331,153	1.77%	4.32% to 3.49%
2015	0.00% to 0.80%	53,702	26.71 to 24.13	1,352,277	1.59%	0.41% to -0.39%
2014	0.00% to 0.80%	64,331	26.60 to 24.23	1,620,148	1.53%	8.24% to 7.38%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 0.80%	64,527	24.57 to 22.56	1,508,607	2.03%	19.80% to 18.85%
Enterprise Portfolio: Institutional Shares (JAEI)
2017	0.50% to 0.80%	28,276	11.58 to 11.56	327,515	0.10%	15.84% to 15.61%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00% to 1.00%	182,867	26.08 to 22.83	4,402,317	0.00%	29.99% to 28.71%
2016	0.00% to 1.00%	208,603	20.06 to 17.74	3,870,367	0.86%	1.94% to 0.93%
2015	0.00% to 1.00%	253,113	19.68 to 17.57	4,619,185	1.23%	11.94% to 10.82%
2014	0.00% to 1.00%	229,302	17.58 to 15.86	3,758,983	0.03%	8.47% to 7.39%
2013	0.00% to 1.00%	269,822	16.21 to 14.76	4,093,835	0.57%	30.89% to 29.58%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00% to 1.00%	232,997	16.46 to 14.46	3,543,074	0.46%	44.91% to 43.48%
2016	0.00% to 1.00%	207,330	11.36 to 10.08	2,195,276	0.09%	13.85% to 12.72%
2015	0.00% to 1.00%	232,405	9.98 to 8.94	2,165,381	0.76%	4.65% to 3.60%
2014	0.00% to 1.00%	194,190	9.54 to 8.63	1,736,575	0.00%	9.35% to 8.26%
2013	0.00% to 1.30%	239,301	8.72 to 7.30	1,964,320	0.00%	35.39% to 33.64%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00% to 1.00%	225,055	16.37 to 15.09	3,384,935	1.63%	30.80% to 29.51%
2016	0.00% to 1.00%	195,510	12.51 to 11.65	2,256,295	4.95%	-6.71% to -7.63%
2015	0.00% to 1.00%	218,855	13.41 to 12.61	2,722,803	0.50%	-8.80% to -9.71%
2014	0.00% to 1.00%	244,895	14.71 to 13.97	3,356,389	5.83%	-12.10% to -12.98%
2013	0.00% to 1.00%	301,550	16.73 to 16.05	4,726,223	3.03%	14.28% to 13.14%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.50% to 0.80%	118,292	10.36 to 10.31	1,225,894	2.50%	3.35% to 3.04%
2016	0.50% to 0.80%	112,746	10.03 to 10.01	1,130,586	2.61%	0.28% to 0.08%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017	0.00% to 0.80%	15,791	13.43 to 13.14	209,109	0.62%	28.42% to 27.41%
2016	0.00% to 0.80%	17,163	10.46 to 10.31	177,849	0.56%	6.08% to 5.23%
2015	0.00% to 0.80%	20,636	9.86 to 9.80	202,660	0.50%	-1.40% to -2.00%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017	0.50% to 0.80%	6,868	17.87 to 17.57	122,166	0.00%	26.03% to 25.65%
2016	0.50% to 0.80%	7,478	14.18 to 13.98	105,666	0.00%	8.51% to 8.18%
2015	0.50% to 0.80%	10,222	13.07 to 12.93	133,187	0.00%	-2.37% to -2.67%
2014	0.50% to 0.80%	12,507	13.39 to 13.28	167,080	0.00%	-7.72% to -8.00%
2013	0.50% to 0.80%	21,574	14.51 to 14.43	312,770	0.00%	40.81% to 40.39%
Value Series - Initial Class (MVFIC)
2017	0.00% to 0.80%	92,663	42.40 to 37.70	3,670,156	1.93%	17.65% to 16.72%
2016	0.00% to 0.80%	91,711	36.04 to 32.30	3,099,974	2.28%	14.09% to 13.18%
2015	0.00% to 0.80%	87,843	31.59 to 28.54	2,615,480	2.35%	-0.74% to -1.53%
2014	0.00% to 0.80%	89,656	31.82 to 28.98	2,704,971	1.33%	10.51% to 9.63%
2013	0.00% to 0.80%	71,085	28.79 to 26.44	1,948,707	1.22%	35.89% to 34.80%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.00% to 0.80%	19,226	17.88 to 15.90	322,748	3.14%	6.24% to 5.40%
2016	0.00% to 0.80%	19,559	16.83 to 15.09	310,364	2.00%	6.11% to 5.27%
2015	0.00% to 0.80%	17,230	15.86 to 14.33	256,761	3.38%	-0.65% to -1.44%
2014	0.00% to 0.80%	19,453	15.97 to 14.54	293,831	3.24%	7.85% to 7.00%
2013	0.00% to 0.80%	18,667	14.80 to 13.59	266,846	3.97%	-0.32% to -1.11%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.00% to 1.00%	21,088	39.47 to 32.94	750,900	5.31%	9.71% to 8.62%
2016	0.00% to 1.00%	24,876	35.98 to 30.32	807,405	5.09%	10.55% to 9.46%
2015	0.00% to 1.00%	26,929	32.55 to 27.70	797,388	5.12%	-1.12% to -2.10%
2014	0.00% to 1.00%	29,799	32.91 to 28.30	902,014	5.45%	2.93% to 1.90%
2013	0.00% to 1.00%	42,545	31.98 to 27.77	1,245,833	3.76%	-8.75% to -9.66%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.00% to 1.00%	15,331	94.20 to 44.77	928,139	1.65%	3.11% to 2.09%
2016	0.00% to 1.00%	24,409	91.36 to 43.85	1,306,761	1.28%	6.81% to 5.75%
2015	0.00% to 1.00%	24,812	85.54 to 41.47	1,265,754	1.29%	2.17% to 1.15%
2014	0.00% to 1.00%	33,626	83.72 to 41.00	1,612,364	1.49%	29.72% to 28.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 1.00%	32,399	64.54 to 31.92	1,248,531	1.21%	2.05% to 1.04%
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.50%	15,862	9.69	153,660	1.71%	-4.19%
NVIT Bond Index Fund Class I (NVBX)
2017	0.50% to 0.80%	32,038	10.66 to 10.54	341,371	2.31%	2.61% to 2.30%
2016	0.50% to 0.80%	26,760	10.39 to 10.30	277,923	3.30%	1.75% to 1.45%
2015	0.50% to 0.80%	7,825	10.21 to 10.16	79,833	2.52%	-0.36% to -0.66%
2014	0.50% to 0.80%	4,180	10.24 to 10.22	42,818	3.72%	2.44% to 2.23%	****
NVIT International Index Fund Class I (NVIX)
2017	0.50% to 0.80%	15,087	11.27 to 11.15	170,046	2.97%	24.26% to 23.89%
2016	0.50% to 0.80%	9,992	9.07 to 9.00	90,618	2.85%	0.42% to 0.12%
2015	0.50% to 0.80%	9,872	9.03 to 8.99	89,175	3.18%	-1.45% to -1.75%
2014	0.50% to 0.80%	453	9.17 to 9.15	4,145	2.22%	-8.32% to -8.50%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.00% to 1.00%	242,343	30.75 to 28.20	7,133,678	1.65%	8.67% to 7.60%
2016	0.00% to 1.00%	272,934	28.30 to 26.21	7,423,230	2.36%	20.44% to 19.24%
2015	0.00% to 1.00%	298,423	23.50 to 21.98	6,774,869	2.35%	-4.28% to -5.23%
2014	0.00% to 1.00%	340,738	24.55 to 23.19	8,123,560	2.00%	13.12% to 11.99%
2013	0.00% to 1.00%	372,043	21.70 to 20.71	7,885,955	1.83%	31.90% to 30.59%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.00% to 0.80%	167,513	20.96 to 19.09	3,314,114	1.11%	15.79% to 14.87%
2016	0.00% to 0.80%	155,432	18.10 to 16.62	2,667,662	1.82%	9.00% to 8.13%
2015	0.00% to 0.80%	183,408	16.61 to 15.37	2,903,027	1.47%	0.98% to 0.18%
2014	0.00% to 0.80%	156,967	16.44 to 15.34	2,472,224	0.94%	4.99% to 4.15%
2013	0.00% to 0.80%	124,360	15.66 to 14.73	1,875,914	1.34%	23.28% to 22.30%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.00% to 0.80%	36,204	13.95 to 12.71	475,057	1.25%	3.21% to 2.39%
2016	0.00% to 0.80%	34,254	13.52 to 12.41	437,719	2.37%	2.65% to 1.83%
2015	0.00% to 0.80%	54,192	13.17 to 12.19	678,526	1.34%	-0.23% to -1.03%
2014	0.00% to 0.80%	61,439	13.20 to 12.31	775,210	1.15%	4.98% to 4.14%
2013	0.00% to 0.80%	71,177	12.57 to 11.82	860,061	1.73%	-2.57% to -3.35%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.00% to 0.80%	83,933	24.32 to 22.15	1,926,332	0.75%	30.97% to 29.93%
2016	0.00% to 0.80%	85,535	18.57 to 17.05	1,506,034	1.48%	0.19% to -0.61%
2015	0.00% to 0.80%	92,179	18.53 to 17.15	1,626,725	0.65%	6.54% to 5.69%
2014	0.00% to 0.80%	94,935	17.39 to 16.23	1,580,636	0.68%	1.84% to 1.02%
2013	0.00% to 0.80%	101,666	17.08 to 16.06	1,670,047	0.38%	28.64% to 27.62%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.00% to 0.80%	105,299	24.67 to 22.48	2,453,066	0.32%	27.80% to 26.78%
2016	0.00% to 0.80%	106,152	19.31 to 17.73	1,944,191	0.22%	9.06% to 8.20%
2015	0.00% to 0.80%	107,876	17.70 to 16.38	1,820,079	0.72%	6.43% to 5.58%
2014	0.00% to 0.80%	112,791	16.63 to 15.52	1,796,736	0.44%	8.07% to 7.21%
2013	0.00% to 0.80%	131,148	15.39 to 14.48	1,941,961	0.33%	29.61% to 28.58%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.00% to 0.80%	41,029	20.41 to 18.74	793,352	1.43%	21.93% to 20.96%
2016	0.00% to 0.80%	39,316	16.74 to 15.49	626,938	1.07%	11.09% to 10.20%
2015	0.00% to 0.80%	57,553	15.07 to 14.06	830,178	0.82%	1.09% to 0.28%
2014	0.00% to 0.80%	77,509	14.91 to 14.02	1,111,476	0.81%	10.23% to 9.35%
2013	0.00% to 0.80%	74,243	13.52 to 12.82	971,012	1.03%	32.97% to 31.91%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00% to 0.80%	42,491	26.36 to 23.44	1,055,829	5.44%	6.76% to 5.91%
2016	0.00% to 0.80%	43,780	24.69 to 22.14	1,022,587	5.54%	14.16% to 13.25%
2015	0.00% to 0.80%	47,324	21.63 to 19.55	971,516	4.79%	-2.61% to -3.38%
2014	0.00% to 0.80%	62,280	22.21 to 20.23	1,320,699	5.49%	2.55% to 1.73%
2013	0.00% to 0.80%	5,235	21.66 to 19.89	110,398	6.61%	7.07% to 6.22%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00% to 1.00%	68,842	32.79 to 27.18	2,073,082	1.36%	41.50% to 40.10%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00% to 1.00%	91,423	23.17 to 19.40	1,932,364	0.80%	7.72% to 6.65%
2015	0.00% to 1.00%	108,444	21.51 to 18.19	2,147,413	0.83%	-15.99% to -16.83%
2014	0.00% to 1.00%	115,025	25.61 to 21.88	2,726,162	1.27%	-5.51% to -6.45%
2013	0.00% to 1.00%	34,669	27.10 to 23.38	844,371	1.13%	0.75% to -0.26%
NVIT International Equity Fund - Class I (GIG)
2017	0.00% to 1.00%	215,863	20.65 to 17.47	4,102,288	1.71%	27.45% to 26.19%
2016	0.00% to 1.00%	224,251	16.20 to 13.84	3,355,953	2.13%	0.87% to -0.13%
2015	0.00% to 1.00%	249,338	16.06 to 13.86	3,717,354	0.49%	-3.06% to -4.02%
2014	0.00% to 1.00%	279,704	16.57 to 14.44	4,319,964	2.89%	-0.45% to -1.44%
2013	0.00% to 1.00%	43,387	16.64 to 14.65	679,396	0.54%	17.83% to 16.66%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.00% to 1.00%	756,649	20.37 to 18.50	14,680,128	0.52%	24.85% to 23.62%
2016	0.00% to 1.00%	863,456	16.32 to 14.96	13,476,214	0.79%	13.60% to 12.47%
2015	0.00% to 1.00%	955,017	14.36 to 13.30	13,189,436	0.77%	-1.08% to -2.06%
2014	0.00% to 1.00%	1,044,467	14.52 to 13.58	14,654,852	0.88%	6.60% to 5.54%
2013	0.00% to 1.00%	1,179,010	13.62 to 12.87	15,594,821	1.04%	43.82% to 42.39%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.50% to 0.80%	6,327	20.64 to 20.05	130,409	0.66%	18.03% to 17.68%
2016	0.50% to 0.80%	6,268	17.49 to 17.04	109,301	0.79%	9.56% to 9.24%
2015	0.50% to 0.80%	6,966	15.96 to 15.60	110,884	0.85%	-0.82% to -1.12%
2014	0.50% to 0.80%	8,636	16.09 to 15.78	138,728	0.95%	10.05% to 9.72%
2013	0.50% to 0.80%	9,336	14.62 to 14.38	136,295	0.94%	38.07% to 37.66%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.50% to 0.80%	16,962	17.18 to 16.68	289,247	1.33%	19.40% to 19.04%
2016	0.50% to 0.80%	18,151	14.39 to 14.02	259,413	2.39%	7.79% to 7.46%
2015	0.50% to 0.80%	23,044	13.35 to 13.04	306,120	2.71%	-2.07% to -2.36%
2014	0.50% to 0.80%	23,915	13.63 to 13.36	324,208	2.11%	3.95% to 3.64%
2013	0.50% to 0.80%	26,454	13.11 to 12.89	345,034	1.50%	29.00% to 28.62%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00% to 0.80%	27,823	16.43 to 15.21	434,939	1.69%	12.01% to 11.12%
2016	0.00% to 0.80%	28,761	14.67 to 13.69	402,841	2.14%	6.28% to 5.44%
2015	0.00% to 0.80%	55,893	13.80 to 12.98	741,335	3.15%	-1.05% to -1.84%
2014	0.00% to 0.80%	29,487	13.95 to 13.22	396,731	2.23%	4.46% to 3.63%
2013	0.00% to 0.80%	33,453	13.35 to 12.76	432,965	2.05%	14.72% to 13.80%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00% to 0.80%	38,759	17.46 to 16.16	642,465	1.70%	16.01% to 15.09%
2016	0.00% to 0.80%	43,344	15.05 to 14.04	622,243	2.74%	7.32% to 6.47%
2015	0.00% to 0.80%	47,510	14.02 to 13.19	639,066	3.01%	-1.15% to -1.93%
2014	0.00% to 0.80%	57,074	14.18 to 13.45	781,124	2.46%	4.70% to 3.87%
2013	0.00% to 0.80%	61,151	13.55 to 12.95	803,619	1.94%	21.44% to 20.48%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00% to 0.80%	3,451	14.53 to 13.45	47,573	1.80%	6.35% to 5.51%
2016	0.00% to 0.80%	4,802	13.66 to 12.75	62,669	2.70%	4.81% to 3.98%
2015	0.00% to 0.80%	3,650	13.03 to 12.26	45,654	1.72%	-0.65% to -1.44%
2014	0.00% to 0.80%	9,727	13.12 to 12.44	123,320	0.27%	3.42% to 2.60%
2013	0.00% to 0.80%	122,213	12.69 to 12.12	1,506,412	1.85%	5.03% to 4.19%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00% to 0.80%	67,973	16.98 to 15.71	1,100,188	1.86%	14.05% to 13.15%
2016	0.00% to 0.80%	72,436	14.89 to 13.89	1,032,119	2.68%	6.82% to 5.97%
2015	0.00% to 0.80%	92,343	13.94 to 13.11	1,238,000	3.00%	-0.98% to -1.76%
2014	0.00% to 0.80%	88,472	14.07 to 13.34	1,202,982	2.49%	4.66% to 3.82%
2013	0.00% to 0.80%	91,749	13.45 to 12.85	1,197,382	1.72%	17.98% to 17.04%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.50% to 0.80%	45,884	16.88 to 16.40	770,712	1.49%	17.57% to 17.22%
2016	0.50% to 0.80%	51,262	14.36 to 13.99	732,839	2.73%	7.15% to 6.83%
2015	0.50% to 0.80%	53,137	13.40 to 13.09	709,071	3.02%	-1.92% to -2.21%
2014	0.50% to 0.80%	52,799	13.66 to 13.39	718,134	2.60%	4.14% to 3.82%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.50% to 0.80%	51,690	13.12 to 12.90	674,948	1.59%	23.74% to 23.36%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00% to 0.80%	9,549	15.87 to 14.69	145,951	2.03%	10.08% to 9.20%
2016	0.00% to 0.80%	9,928	14.41 to 13.45	138,384	2.49%	5.99% to 5.15%
2015	0.00% to 0.80%	13,838	13.60 to 12.79	182,273	2.15%	-0.88% to -1.67%
2014	0.00% to 0.80%	22,655	13.72 to 13.01	304,493	2.34%	4.17% to 3.34%
2013	0.00% to 0.80%	26,062	13.17 to 12.59	337,294	1.72%	11.33% to 10.44%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.00% to 1.00%	40,570	14.97 to 13.59	571,546	3.08%	4.40% to 3.36%
2016	0.00% to 1.00%	40,956	14.34 to 13.15	554,426	3.20%	5.35% to 4.30%
2015	0.00% to 1.00%	39,308	13.61 to 12.61	507,356	2.98%	-0.72% to -1.71%
2014	0.00% to 1.00%	39,970	13.71 to 12.82	523,470	2.56%	5.06% to 4.01%
2013	0.00% to 1.00%	45,475	13.05 to 12.33	570,086	2.58%	-1.91% to -2.89%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017	0.50% to 0.80%	9,013	15.17 to 14.74	136,454	2.81%	3.43% to 3.12%
2016	0.50% to 0.80%	8,474	14.67 to 14.29	123,986	3.07%	3.18% to 2.87%
2015	0.50% to 0.80%	8,359	14.22 to 13.90	118,454	1.50%	-0.81% to -1.11%
2014	0.50% to 0.80%	14,705	14.34 to 14.05	210,486	2.44%	4.57% to 4.25%
2013	0.50% to 0.80%	11,879	13.71 to 13.48	162,586	2.06%	-2.26% to -2.56%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00% to 1.00%	671,385	47.17 to 20.42	53,824,370	1.01%	20.52% to 19.33%
2016	0.00% to 1.00%	729,684	39.13 to 17.11	48,596,567	1.42%	11.39% to 10.28%
2015	0.00% to 1.00%	794,468	35.13 to 15.51	47,598,621	1.20%	0.94% to -0.07%
2014	0.00% to 1.00%	877,892	34.81 to 15.53	51,525,804	1.16%	12.15% to 11.03%
2013	0.00% to 1.00%	968,562	31.04 to 13.98	50,240,792	1.32%	31.10% to 29.80%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00% to 1.00%	152,318	26.54 to 16.73	5,131,497	2.09%	2.08% to 1.07%
2016	0.00% to 1.00%	162,381	25.99 to 16.56	5,391,995	1.91%	0.74% to -0.26%
2015	0.00% to 1.00%	172,237	25.80 to 16.60	5,705,897	1.69%	-0.11% to -1.10%
2014	0.00% to 1.00%	191,939	25.83 to 16.78	6,328,719	1.97%	4.57% to 3.53%
2013	0.00% to 1.00%	215,753	24.70 to 16.21	6,764,036	1.81%	-4.06% to -5.01%
NVIT International Index Fund - Class II (GVIX2)
2017	0.00% to 0.80%	43,094	11.57 to 11.23	492,701	2.84%	24.56% to 23.57%
2016	0.00% to 0.80%	39,877	9.29 to 9.09	366,767	2.44%	0.75% to -0.05%
2015	0.00% to 0.80%	42,885	9.22 to 9.09	392,938	2.09%	-1.26% to -2.04%
2014	0.00% to 0.80%	43,094	9.33 to 9.28	401,282	1.63%	-6.67% to -7.18%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00% to 1.00%	168,506	29.44 to 25.10	4,766,931	1.55%	18.43% to 17.25%
2016	0.00% to 1.00%	178,815	24.86 to 21.41	4,269,510	1.88%	9.47% to 8.38%
2015	0.00% to 1.00%	94,671	22.71 to 19.75	1,994,621	1.39%	-1.00% to -1.98%
2014	0.00% to 1.00%	102,677	22.94 to 20.15	2,198,277	1.55%	4.99% to 3.94%
2013	0.00% to 1.00%	116,767	21.85 to 19.39	2,392,810	1.68%	27.25% to 25.98%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.00% to 0.80%	26,678	19.73 to 18.41	515,537	1.86%	11.13% to 10.25%
2016	0.00% to 0.80%	27,043	17.76 to 16.70	471,395	2.06%	6.30% to 5.46%
2015	0.00% to 0.80%	21,278	16.70 to 15.84	351,472	1.70%	-0.17% to -0.97%
2014	0.00% to 0.80%	21,450	16.73 to 15.99	355,428	3.02%	4.59% to 3.75%
2013	0.50% to 0.80%	6,895	15.63 to 15.41	107,429	1.71%	12.86% to 12.52%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.50% to 0.80%	5,406	22.52 to 21.94	120,959	1.77%	14.24% to 13.90%
2016	0.50% to 0.80%	4,804	19.71 to 19.27	94,050	1.77%	7.20% to 6.88%
2015	0.00% to 0.80%	5,282	19.01 to 18.03	96,696	1.47%	-0.53% to -1.32%
2014	0.00% to 0.80%	5,824	19.11 to 18.27	107,625	1.50%	5.21% to 4.37%
2013	0.00% to 0.80%	7,635	18.17 to 17.50	134,905	1.88%	19.49% to 18.54%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00% to 1.00%	19,082	18.55 to 15.82	318,808	1.81%	5.68% to 4.63%
2016	0.00% to 1.00%	25,228	17.55 to 15.12	398,511	1.66%	4.26% to 3.23%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00% to 1.00%	29,949	16.83 to 14.64	459,878	1.61%	0.26% to -0.73%
2014	0.00% to 1.00%	36,129	16.79 to 14.75	554,727	1.78%	3.89% to 2.86%
2013	0.00% to 1.00%	38,417	16.16 to 14.34	578,043	1.58%	4.83% to 3.79%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00% to 1.00%	148,608	24.77 to 21.13	3,435,765	1.70%	12.93% to 11.81%
2016	0.00% to 1.00%	170,563	21.94 to 18.89	3,506,812	1.89%	7.14% to 6.08%
2015	0.00% to 1.00%	176,900	20.47 to 17.81	3,400,620	1.44%	-0.33% to -1.33%
2014	0.00% to 1.00%	224,416	20.54 to 18.05	4,362,478	1.65%	5.18% to 4.13%
2013	0.00% to 1.00%	257,540	19.53 to 17.33	4,775,220	1.61%	16.63% to 15.47%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00% to 1.00%	218,723	27.78 to 23.69	5,613,886	1.65%	16.68% to 15.52%
2016	0.00% to 1.00%	231,771	23.81 to 20.51	5,118,855	1.80%	8.48% to 7.40%
2015	0.00% to 1.00%	243,227	21.95 to 19.09	4,972,297	1.49%	-0.73% to -1.72%
2014	0.00% to 1.00%	256,991	22.11 to 19.43	5,313,970	1.70%	4.96% to 3.91%
2013	0.00% to 1.00%	270,794	21.07 to 18.70	5,355,926	1.63%	22.38% to 21.16%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00% to 1.00%	55,080	21.91 to 18.69	1,079,258	1.83%	9.21% to 8.13%
2016	0.00% to 1.00%	60,451	20.07 to 17.28	1,093,389	0.85%	5.70% to 4.65%
2015	0.00% to 1.00%	202,821	18.98 to 16.51	3,565,318	1.67%	-0.03% to -1.03%
2014	0.00% to 1.00%	202,459	18.99 to 16.69	3,576,769	1.81%	4.74% to 3.70%
2013	0.00% to 1.00%	194,912	18.13 to 16.09	3,309,421	1.73%	10.49% to 9.40%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00% to 1.00%	164,251	45.03 to 34.40	6,682,167	1.07%	15.78% to 14.63%
2016	0.00% to 1.00%	179,792	38.89 to 30.01	6,345,221	1.24%	20.29% to 19.10%
2015	0.00% to 1.00%	206,498	32.33 to 25.20	6,121,644	1.16%	-2.53% to -3.50%
2014	0.00% to 1.00%	205,415	33.18 to 26.11	6,248,126	1.07%	9.42% to 8.33%
2013	0.00% to 1.00%	221,987	30.32 to 24.10	6,194,520	1.14%	33.05% to 31.72%
NVIT Money Market Fund - Class I (SAM)
2017	0.00% to 1.00%	864,884	15.62 to 10.47	14,221,396	0.42%	0.42% to -0.58%
2016	0.00% to 1.00%	877,192	15.56 to 10.53	14,375,389	0.01%	0.01% to -0.99%
2015	0.00% to 1.00%	921,079	15.55 to 10.64	15,241,791	0.00%	0.00% to -1.00%
2014	0.00% to 1.00%	1,080,345	15.55 to 10.75	18,082,273	0.00%	0.00% to -1.00%
2013	0.00% to 1.30%	1,110,278	15.55 to 15.03	18,620,052	0.00%	0.00% to -1.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.00% to 1.00%	361,678	12.00 to 11.57	4,254,334	1.24%	25.77% to 24.52%
2016	0.00% to 1.00%	384,493	9.54 to 9.29	3,615,029	1.42%	-2.12% to -3.09%
2015	0.00% to 1.00%	432,427	9.75 to 9.58	4,177,238	0.72%	-0.49% to -1.48%
2014	0.00% to 1.00%	446,203	9.80 to 9.73	4,354,649	1.06%	-2.04% to -2.71%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.00% to 0.80%	23,893	23.29 to 20.71	519,830	2.72%	22.92% to 21.95%
2016	0.00% to 0.80%	24,448	18.94 to 16.98	434,490	2.71%	5.23% to 4.39%
2015	0.00% to 0.80%	33,454	18.00 to 16.27	567,297	1.27%	-5.12% to -5.88%
2014	0.00% to 0.80%	28,978	18.97 to 17.28	520,425	3.04%	-9.46% to -10.19%
2013	0.00% to 0.80%	7,825	20.96 to 19.24	155,241	2.32%	21.41% to 20.44%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00% to 1.00%	109,863	22.07 to 20.04	2,320,296	0.39%	30.20% to 28.91%
2016	0.00% to 1.00%	94,633	16.95 to 15.55	1,542,909	0.77%	2.19% to 1.18%
2015	0.00% to 1.00%	114,835	16.59 to 15.36	1,833,853	0.39%	3.43% to 2.41%
2014	0.00% to 1.00%	138,850	16.04 to 15.00	2,154,180	0.50%	10.44% to 9.34%
2013	0.00% to 1.00%	147,302	14.52 to 13.72	2,082,599	0.82%	34.74% to 33.40%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00% to 1.00%	78,317	19.65 to 20.88	1,475,573	1.46%	14.54% to 13.40%
2016	0.00% to 1.00%	85,015	17.16 to 18.41	1,404,874	1.86%	16.35% to 15.20%
2015	0.00% to 1.00%	87,462	14.75 to 15.98	1,246,881	1.22%	-3.15% to -4.11%
2014	0.00% to 1.00%	90,319	15.23 to 16.67	1,335,836	1.15%	10.52% to 9.42%
2013	0.00% to 1.00%	113,081	13.78 to 15.23	1,519,433	1.39%	35.44% to 34.09%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 1.00%	1,519,236	21.86 to 19.85	31,552,027	0.00%	27.74% to 26.47%
2016	0.00% to 1.00%	1,640,505	17.11 to 15.69	26,796,168	0.00%	6.47% to 5.41%
2015	0.00% to 1.00%	1,797,627	16.07 to 14.89	27,722,591	0.00%	-0.18% to -1.18%
2014	0.00% to 1.00%	1,938,492	16.10 to 15.06	30,094,977	0.00%	4.04% to 3.00%
2013	0.00% to 1.00%	2,115,910	15.48 to 14.63	31,738,191	0.00%	38.94% to 37.56%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.00% to 1.00%	1,021,315	24.74 to 22.46	23,998,311	1.10%	13.84% to 12.71%
2016	0.00% to 1.00%	1,131,548	21.73 to 19.93	23,469,232	1.39%	17.59% to 16.43%
2015	0.00% to 1.00%	1,226,871	18.48 to 17.12	21,751,539	1.18%	-2.89% to -3.85%
2014	0.00% to 1.00%	1,308,006	19.03 to 17.80	24,001,681	1.35%	17.02% to 15.86%
2013	0.00% to 1.00%	1,463,947	16.26 to 15.37	23,074,785	1.18%	35.68% to 34.33%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00% to 1.00%	120,593	17.58 to 14.75	1,954,581	0.00%	24.92% to 23.69%
2016	0.00% to 1.00%	100,290	14.07 to 11.93	1,310,408	0.00%	8.30% to 7.23%
2015	0.00% to 1.00%	125,888	12.99 to 11.12	1,521,010	0.00%	0.76% to -0.25%
2014	0.00% to 1.00%	117,263	12.90 to 11.15	1,408,111	0.00%	2.81% to 1.79%
2013	0.00% to 1.00%	176,232	12.54 to 10.96	2,019,914	0.00%	44.29% to 42.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00% to 1.00%	99,474	56.90 to 37.95	5,113,152	0.50%	9.06% to 7.98%
2016	0.00% to 1.00%	109,672	52.17 to 35.15	5,176,534	0.63%	25.93% to 24.68%
2015	0.00% to 1.00%	132,480	41.43 to 28.19	5,020,735	0.70%	-6.02% to -6.96%
2014	0.00% to 1.00%	139,264	44.08 to 30.30	5,624,222	0.52%	7.02% to 5.96%
2013	0.00% to 1.30%	163,575	41.19 to 33.60	6,164,091	0.82%	40.40% to 38.59%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00% to 1.00%	214,361	72.17 to 30.49	17,201,685	0.00%	13.49% to 12.36%
2016	0.00% to 1.00%	234,265	63.59 to 27.14	16,590,872	0.32%	22.83% to 21.61%
2015	0.00% to 1.00%	259,198	51.77 to 22.31	14,987,603	0.36%	-1.63% to -2.61%
2014	0.00% to 1.00%	295,850	52.63 to 22.91	17,405,208	0.16%	0.82% to -0.19%
2013	0.00% to 1.00%	344,129	52.20 to 22.96	20,232,379	0.14%	40.91% to 39.51%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00% to 1.00%	55,882	24.37 to 20.01	1,223,470	4.69%	6.33% to 5.28%
2016	0.00% to 1.00%	61,373	22.92 to 19.01	1,266,470	3.44%	8.65% to 7.57%
2015	0.00% to 1.00%	54,232	21.09 to 17.67	1,044,414	1.94%	-2.89% to -3.86%
2014	0.00% to 1.00%	58,597	21.72 to 18.38	1,168,785	3.15%	3.88% to 2.85%
2013	0.00% to 1.00%	76,689	20.91 to 17.87	1,472,920	2.58%	-1.12% to -2.11%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.00% to 0.80%	12,529	11.94 to 11.05	142,083	0.97%	1.58% to 0.77%
2016	0.00% to 0.80%	47,202	11.75 to 10.97	530,814	1.62%	2.49% to 1.68%
2015	0.00% to 0.80%	49,153	11.47 to 10.79	541,895	1.45%	-0.34% to -1.14%
2014	0.00% to 0.80%	51,526	11.51 to 10.91	573,245	0.95%	0.49% to -0.31%
2013	0.00% to 0.80%	52,481	11.45 to 10.94	584,007	1.47%	0.11% to -0.69%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00% to 1.00%	2,100,265	34.00 to 31.18	68,357,815	0.48%	27.31% to 26.05%
2016	0.00% to 1.00%	2,278,396	26.71 to 24.74	58,514,918	0.78%	3.63% to 2.60%
2015	0.00% to 1.00%	2,025,618	25.77 to 24.11	50,524,523	0.62%	5.09% to 4.05%
2014	0.00% to 1.00%	2,236,695	24.52 to 23.17	53,332,403	0.71%	8.80% to 7.72%
2013	0.00% to 1.30%	2,458,573	22.54 to 21.21	54,111,188	0.78%	36.70% to 34.94%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.00% to 0.80%	9,211	19.09 to 17.81	167,725	1.94%	22.72% to 21.74%
2016	0.00% to 0.80%	12,087	15.56 to 14.63	180,281	2.15%	1.12% to 0.31%
2015	0.00% to 0.80%	11,997	15.39 to 14.59	177,741	2.04%	-3.90% to -4.67%
2014	0.00% to 0.80%	11,222	16.01 to 15.30	174,171	3.71%	-8.15% to -8.88%
2013	0.00% to 0.80%	10,518	17.43 to 16.79	178,960	2.50%	20.09% to 19.14%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00% to 0.80%	23,350	36.84 to 32.76	797,191	3.06%	18.00% to 17.06%
2016	0.00% to 0.80%	24,904	31.22 to 27.99	724,027	2.66%	17.89% to 16.95%
2015	0.00% to 0.80%	32,104	26.48 to 23.93	796,114	1.53%	-6.30% to -7.05%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2014	0.00% to 0.80%	31,499	28.27 to 25.75	837,977	1.72%	9.17% to 8.30%
2013	0.00% to 0.80%	30,815	25.89 to 23.77	754,060	0.00%	35.64% to 34.56%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00% to 1.00%	457,730	17.04 to 15.47	7,443,201	2.12%	6.50% to 5.44%
2016	0.00% to 1.00%	554,264	16.00 to 14.67	8,464,819	1.99%	7.35% to 6.28%
2015	0.00% to 1.00%	624,463	14.91 to 13.81	8,931,249	2.62%	-5.36% to -6.30%
2014	0.00% to 1.00%	716,177	15.75 to 14.73	10,879,790	3.09%	28.88% to 27.60%
2013	0.00% to 1.00%	669,846	12.22 to 11.55	7,950,686	1.43%	3.05% to 2.02%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017	0.50% to 0.80%	9,953	14.74 to 14.54	146,561	1.90%	17.39% to 17.04%
2016	0.50% to 0.80%	8,185	12.56 to 12.42	102,664	3.28%	10.99% to 10.65%
2015	0.50%	100	11.32	1,132	1.18%	-3.49%
2014	0.50%	627	11.72	7,351	1.84%	2.82%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017	0.50%	9,568	13.7	131,104	3.86%	13.43%
2016	0.50%	898	12.08	10,847	1.48%	8.42%
2015	0.50%	878	11.14	9,782	1.90%	-2.19%
NVIT Small Cap Index Fund Class II (NVSIX2)
2017	0.50% to 0.80%	12,110	17.00 to 16.77	205,545	0.86%	13.61% to 13.27%
2016	0.50% to 0.80%	11,412	14.96 to 14.80	170,575	1.34%	20.27% to 19.91%
2015	0.50% to 0.80%	9,242	12.44 to 12.34	114,888	1.14%	-5.36% to -5.64%
2014	0.50% to 0.80%	4,685	13.15 to 13.08	61,540	0.64%	4.03% to 3.72%
2013	0.50% to 0.80%	4,191	12.64 to 12.61	52,946	1.91%	26.38% to 26.12%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017	0.50% to 0.80%	176,586	18.00 to 17.75	3,175,911	1.83%	20.92% to 20.56%
2016	0.50% to 0.80%	189,315	14.88 to 14.72	2,815,915	2.11%	11.11% to 10.78%
2015	0.50% to 0.80%	165,957	13.39 to 13.29	2,221,989	1.84%	0.66% to 0.36%
2014	0.50% to 0.80%	164,565	13.31 to 13.24	2,189,443	3.30%	12.80% to 12.46%
2013	0.50% to 0.80%	82,752	11.80 to 11.77	976,157	2.98%	17.96% to 17.73%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.00% to 1.00%	86,654	18.60 to 12.67	1,774,339	1.44%	0.89% to -0.11%
2016	0.00% to 1.00%	86,152	18.43 to 12.68	1,779,256	0.94%	1.22% to 0.21%
2015	0.00% to 1.00%	138,717	18.21 to 12.66	2,510,683	1.48%	0.18% to -0.81%
2014	0.00% to 1.00%	151,480	18.18 to 12.76	2,776,317	1.68%	0.61% to -0.39%
2013	0.00% to 1.30%	161,759	18.07 to 19.48	2,869,961	2.13%	0.62% to -0.68%
Guardian Portfolio - I Class Shares (AMGP)
2017	0.00% to 1.00%	3,583	33.00 to 24.37	92,122	0.33%	25.41% to 24.17%
2016	0.00% to 1.00%	3,983	26.32 to 19.63	83,916	0.35%	8.73% to 7.66%
2015	0.00% to 1.00%	6,866	24.20 to 18.23	146,287	0.70%	-4.97% to -5.91%
2014	0.00% to 1.00%	7,518	25.47 to 19.38	168,168	0.43%	9.03% to 7.94%
2013	0.00% to 1.00%	10,511	23.36 to 17.95	209,332	0.80%	38.81% to 37.43%
International Portfolio - S Class Shares (AMINS)
2017	0.00%	1,208	19.69	23,784	0.67%	26.76%
2016	0.00%	1,225	15.53	19,028	0.63%	-1.82%
2015	0.00%	1,304	15.82	20,629	0.97%	1.53%
2014	0.00%	1,255	15.58	19,555	0.35%	-3.27%
2013	0.00%	1,213	16.11	19,541	1.16%	17.83%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.00% to 1.00%	136,015	12.56 to 12.29	1,694,713	0.00%	25.29% to 24.05%
2016	0.00% to 1.00%	153,458	10.02 to 9.91	1,530,812	0.00%	4.40% to 3.36%
2015	0.00% to 1.00%	180,813	9.60 to 9.59	1,734,951	0.00%	-3.97% to -4.12%	****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.50% to 0.80%	2,541	42.10 to 40.29	105,622	0.00%	23.94% to 23.57%
2016	0.50% to 0.80%	4,197	33.97 to 32.60	141,466	0.00%	3.64% to 3.33%
2015	0.50% to 0.80%	6,188	32.77 to 31.55	201,732	0.00%	0.49% to 0.19%
2014	0.00%	530	34.57	18,324	0.00%	7.31%
2013	0.00%	537	32.22	17,301	0.00%	32.28%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.00% to 1.00%	86,533	47.46 to 23.67	3,363,800	0.61%	13.36% to 12.24%
2016	0.00% to 1.00%	80,984	41.87 to 21.09	2,862,164	0.77%	27.37% to 26.10%
2015	0.00% to 1.00%	89,883	32.87 to 16.72	2,568,815	0.78%	-11.80% to -12.68%
2014	0.00% to 1.00%	96,613	37.27 to 19.15	3,108,814	0.75%	9.85% to 8.76%
2013	0.00% to 1.00%	105,356	33.93 to 17.61	3,097,535	1.19%	31.14% to 29.83%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2017	0.00%	756	27.37	20,695	0.47%	16.35%
2016	0.00%	893	23.53	21,010	0.24%	15.98%
2015	0.00%	1,061	20.29	21,523	0.37%	-8.52%
2014	0.00%	1,220	22.18	27,054	0.68%	13.56%
2013	0.00%	1,376	19.53	26,871	0.82%	36.71%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.00% to 0.80%	21,146	37.92 to 33.72	744,844	0.51%	18.43% to 17.49%
2016	0.00% to 0.80%	23,543	32.02 to 28.70	703,447	0.70%	9.86% to 8.99%
2015	0.00% to 0.80%	25,033	29.14 to 26.33	684,088	0.55%	-0.46% to -1.26%
2014	0.00% to 0.80%	28,648	29.28 to 26.67	791,284	0.37%	10.38% to 9.50%
2013	0.00% to 0.80%	31,752	26.52 to 24.36	797,846	0.78%	37.60% to 36.51%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017	0.50%	938	11.63	10,908	0.83%	10.03%
2016	0.50%	973	10.57	10,283	1.29%	5.49%
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017	0.50%	188	12.13	2,281	1.53%	16.87%
2016	0.80%	198	10.27	2,033	1.58%	4.67%
2015	0.80%	207	9.81	2,031	1.29%	-9.94%
2014	0.80%	215	10.89	2,342	0.99%	0.38%
2013	0.80%	223	10.85	2,420	1.00%	8.54%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.00% to 1.00%	132,312	30.71 to 15.80	5,283,507	1.97%	9.25% to 8.17%
2016	0.00% to 1.00%	145,587	28.11 to 14.60	5,351,911	2.37%	5.26% to 4.21%
2015	0.00% to 1.00%	158,605	26.71 to 14.01	5,542,256	2.24%	0.83% to -0.17%
2014	0.00% to 1.00%	183,102	26.49 to 14.04	6,081,490	2.05%	8.20% to 7.12%
2013	0.00% to 1.30%	197,883	24.48 to 33.56	6,044,426	2.38%	13.17% to 11.71%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.00% to 1.00%	132,233	20.13 to 13.34	3,124,196	2.42%	4.59% to 3.55%
2016	0.00% to 1.00%	146,333	19.24 to 12.88	3,274,735	3.70%	3.27% to 2.25%
2015	0.00% to 1.00%	160,710	18.63 to 12.60	3,510,320	4.04%	0.96% to -0.04%
2014	0.00% to 1.00%	168,554	18.46 to 12.60	3,674,120	4.76%	7.27% to 6.20%
2013	0.00% to 1.30%	235,134	17.21 to 21.52	4,996,487	5.06%	-0.10% to -1.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00% to 1.00%	290,466	84.00 to 27.07	24,050,959	0.93%	36.66% to 35.31%
2016	0.00% to 1.00%	313,241	61.47 to 20.00	19,016,144	1.06%	0.08% to -0.91%
2015	0.00% to 1.00%	360,765	61.42 to 20.19	22,042,019	1.31%	3.94% to 2.91%
2014	0.00% to 1.00%	377,993	59.09 to 19.62	22,516,195	1.24%	2.29% to 1.27%
2013	0.00% to 1.30%	269,140	57.76 to 56.72	14,920,878	1.38%	27.31% to 25.66%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.50% to 0.80%	18,772	11.43 to 11.30	214,379	1.84%	25.66% to 25.29%
2016	0.50% to 0.80%	6,824	9.09 to 9.02	62,019	0.62%	-2.60% to -2.90%
2015	0.50% to 0.80%	3,100	9.34 to 9.29	28,925	1.48%	2.92% to 2.61%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00% to 1.00%	72,191	24.57 to 20.58	1,652,637	1.21%	16.91% to 15.75%
2016	0.00% to 1.00%	80,670	21.01 to 17.78	1,580,634	1.01%	11.62% to 10.51%
2015	0.00% to 1.00%	71,846	18.83 to 16.09	1,268,544	0.92%	3.33% to 2.30%
2014	0.00% to 1.00%	85,850	18.22 to 15.73	1,463,161	0.81%	10.70% to 9.60%
2013	0.00% to 1.00%	81,288	16.46 to 14.35	1,262,553	1.10%	31.77% to 30.46%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00% to 0.80%	26,975	50.28 to 44.72	1,269,227	0.77%	14.16% to 13.25%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00% to 0.80%	36,886	44.05 to 39.49	1,522,817	0.56%	18.05% to 17.11%
2015	0.00% to 0.80%	44,586	37.31 to 33.72	1,564,620	0.85%	-5.90% to -6.65%
2014	0.00% to 0.80%	35,640	39.65 to 36.12	1,334,075	0.86%	11.93% to 11.04%
2013	0.00% to 0.80%	45,529	35.42 to 32.53	1,527,646	0.95%	41.01% to 39.89%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.00% to 1.00%	91,278	14.71 to 10.92	1,186,405	0.03%	28.79% to 27.51%
2016	0.00% to 1.00%	97,383	11.43 to 8.56	984,863	0.00%	2.33% to 1.32%
2015	0.00% to 1.00%	118,599	11.16 to 8.45	1,169,704	0.00%	6.61% to 5.55%
2014	0.00% to 1.00%	114,266	10.47 to 8.01	1,062,172	0.00%	5.78% to 4.73%
2013	0.00% to 1.00%	123,702	9.90 to 7.64	1,099,907	0.01%	35.98% to 34.63%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.00% to 0.80%	23,200	11.57 to 11.10	262,223	2.19%	6.27% to 5.43%
2016	0.00% to 0.80%	18,016	10.89 to 10.53	192,234	4.94%	6.53% to 5.69%
2015	0.00% to 0.80%	21,107	10.22 to 9.96	212,353	5.75%	-2.26% to -3.04%
2014	0.00% to 0.80%	21,671	10.45 to 10.27	224,373	4.12%	2.84% to 2.02%
2013	0.00% to 0.80%	17,746	10.17 to 10.07	179,522	4.89%	-0.13% to -0.93%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.50% to 0.80%	41,753	12.25 to 12.05	511,377	4.70%	12.98% to 12.64%
2016	0.50% to 0.80%	38,837	10.85 to 10.70	420,886	3.00%	12.37% to 12.03%
2015	0.50% to 0.80%	21,824	9.65 to 9.55	210,416	3.46%	-9.44% to -9.71%
2014	0.50% to 0.80%	19,994	10.66 to 10.57	212,881	4.03%	-0.03% to -0.33%
2013	0.50% to 0.80%	46,752	10.66 to 10.61	498,218	4.32%	-0.23% to -0.53%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017	0.50% to 0.80%	2,541	6.38 to 6.31	16,199	11.17%	1.64% to 1.34%
2016	0.50% to 0.80%	2,186	6.27 to 6.22	13,712	1.14%	14.58% to 14.24%
2015	0.50%	1,195	5.47	6,542	5.56%	-26.08%
2014	0.50% to 0.80%	599	7.41 to 7.39	4,432	0.22%	-25.94% to -26.09%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.50% to 0.80%	17,035	13.11 to 12.77	223,243	1.58%	10.29% to 9.96%
2016	0.50% to 0.80%	19,555	11.89 to 11.62	232,260	1.21%	2.49% to 2.18%
2015	0.50% to 0.80%	25,040	11.60 to 11.37	290,325	1.52%	-7.55% to -7.83%
2014	0.50% to 0.80%	27,237	12.54 to 12.33	341,480	2.05%	-0.10% to -0.40%
2013	0.00% to 0.80%	43,871	12.85 to 12.38	550,855	1.79%	-6.47% to -7.22%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00% to 0.80%	98,910	12.93 to 12.06	1,237,958	1.34%	1.35% to 0.54%
2016	0.00% to 0.80%	116,237	12.75 to 11.99	1,438,170	1.50%	1.41% to 0.60%
2015	0.00% to 0.80%	127,195	12.58 to 11.92	1,557,147	3.42%	0.31% to -0.49%
2014	0.00% to 0.80%	136,114	12.54 to 11.98	1,667,389	1.12%	0.85% to 0.04%
2013	0.00% to 0.80%	159,225	12.43 to 11.97	1,940,996	1.47%	-0.13% to -0.93%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.50% to 0.80%	60,793	11.85 to 11.62	720,182	2.03%	4.40% to 4.08%
2016	0.50% to 0.80%	67,610	11.35 to 11.16	767,133	2.11%	2.17% to 1.87%
2015	0.50% to 0.80%	88,806	11.11 to 10.96	986,434	5.07%	-0.07% to -0.37%
2014	0.50% to 0.80%	86,019	11.12 to 11.00	956,030	2.10%	3.75% to 3.44%
2013	0.50% to 0.80%	116,742	10.72 to 10.63	1,250,741	2.18%	-2.45% to -2.74%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.50% to 0.80%	3,190	13.15 to 12.93	41,788	0.80%	12.55% to 12.21%
2016	0.80%	873	11.52	10,061	0.28%	3.51%
2015	0.80%	904	11.13	10,065	0.06%	-6.57%
2014	0.50% to 0.80%	1,470	12.01 to 11.92	17,567	0.04%	3.43% to 3.12%
2013	0.50% to 0.80%	1,486	11.61 to 11.56	17,204	0.08%	13.00% to 12.66%
VT Equity Income Fund: Class IB (PVEIB)
2017	0.50% to 0.80%	15,278	11.32 to 11.30	172,984	0.00%	13.25% to 13.02%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.50% to 0.80%	43,778	13.21 to 13.16	578,017	0.09%	30.25% to 29.86%
2016	0.50% to 0.80%	33,522	10.14 to 10.13	339,833	0.00%	1.38% to 1.35%	****
VT International Equity Fund: Class IB (PVTIGB)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 0.80%	11,093	26.54 to 23.60	274,628	2.24%	26.58% to 25.57%
2016	0.00% to 0.80%	9,294	20.96 to 18.79	182,336	3.30%	-2.45% to -3.23%
2015	0.00% to 0.80%	11,932	21.49 to 19.42	240,722	1.15%	0.14% to -0.66%
2014	0.00% to 0.80%	13,518	21.46 to 19.55	272,706	0.90%	-6.78% to -7.52%
2013	0.00% to 0.80%	13,833	23.02 to 21.14	301,028	1.39%	28.07% to 27.05%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.50% to 0.80%	13,139	10.74 to 10.59	141,056	0.00%	3.16% to 2.85%
2016	0.50% to 0.80%	4,053	10.41 to 10.30	42,171	0.11%	-0.98% to -1.27%
2015	0.50% to 0.80%	4,795	10.51 to 10.43	50,409	0.48%	1.34% to 1.04%
2014	0.50% to 0.80%	672	10.37 to 10.32	6,970	0.00%	4.14% to 3.83%
2013	0.80%	29	9.94	288	0.00%	-0.58%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.00% to 0.80%	132,486	38.83 to 36.53	4,964,050	0.00%	27.31% to 26.30%
2016	0.00% to 0.80%	151,368	30.50 to 28.92	4,473,261	0.00%	-10.72% to -11.43%
2015	0.00% to 0.80%	188,201	34.17 to 32.65	6,257,127	0.00%	12.47% to 11.57%
2014	0.00% to 0.80%	184,422	30.38 to 29.27	5,479,700	0.00%	31.22% to 30.18%
2013	0.00% to 0.80%	193,626	23.15 to 22.48	4,404,362	0.00%	50.51% to 49.31%
Limited-Term Bond Portfolio - II (TRLT2)
2017	0.00%	5,664	13.15	74,462	1.23%	0.81%
2016	0.00%	4,798	13.04	62,568	1.08%	1.12%
2015	0.00%	4,821	12.9	62,169	0.92%	0.06%
2014	0.00%	2,898	12.89	37,350	1.01%	0.39%
2013	0.00%	2,608	12.84	33,480	1.36%	-0.12%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.00% to 1.00%	42,277	24.66 to 19.15	1,047,647	2.32%	12.24% to 11.13%
2016	0.00% to 1.00%	46,834	21.97 to 17.23	1,042,933	0.00%	6.42% to 5.37%
2015	0.00% to 1.00%	49,553	20.65 to 16.35	1,042,936	6.78%	-13.09% to -13.95%
2014	0.00% to 1.00%	58,400	23.76 to 19.01	1,403,775	4.92%	2.18% to 1.17%
2013	0.00% to 1.30%	61,223	23.25 to 25.42	1,451,379	2.33%	-9.17% to -10.34%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.00% to 1.00%	121,240	42.68 to 40.41	4,673,218	0.47%	51.03% to 49.54%
2016	0.00% to 1.00%	142,846	28.26 to 27.03	3,662,307	0.47%	0.10% to -0.89%
2015	0.00% to 1.00%	156,813	28.23 to 27.27	4,035,452	0.58%	-13.99% to -14.85%
2014	0.00% to 1.00%	194,813	32.82 to 32.02	5,908,083	0.51%	-0.41% to -1.41%
2013	0.00% to 1.00%	211,949	32.96 to 32.48	6,487,105	1.56%	12.02% to 10.91%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00% to 1.00%	89,572	31.48 to 29.50	3,551,521	0.00%	-1.70% to -2.67%
2016	0.00% to 1.00%	109,288	32.03 to 30.31	4,362,160	0.38%	43.71% to 42.28%
2015	0.00% to 1.00%	112,466	22.28 to 21.31	3,199,985	0.03%	-33.45% to -34.11%
2014	0.00% to 1.00%	132,220	33.48 to 32.33	5,556,662	0.09%	-19.10% to -19.91%
2013	0.00% to 1.30%	145,762	41.39 to 54.72	7,629,688	0.71%	10.53% to 9.11%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00% to 0.80%	94,497	18.00 to 16.80	1,627,345	1.49%	18.27% to 17.33%
2016	0.00% to 0.80%	121,332	15.22 to 14.32	1,776,643	0.58%	-2.57% to -3.34%
2015	0.00% to 0.80%	141,615	15.62 to 14.81	2,140,775	0.37%	-8.35% to -9.08%
2014	0.00% to 0.80%	164,816	17.05 to 16.29	2,730,998	0.50%	-5.26% to -6.02%
2013	0.00% to 0.80%	172,375	17.99 to 17.34	3,030,516	1.27%	25.13% to 24.13%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.50% to 0.80%	45,132	13.84 to 13.61	623,617	5.12%	6.15% to 5.83%
2016	0.50% to 0.80%	57,879	13.04 to 12.86	753,710	6.45%	15.61% to 15.26%
2015	0.50% to 0.80%	53,801	11.28 to 11.15	606,128	8.06%	-6.97% to -7.25%
2014	0.50% to 0.80%	59,739	12.12 to 12.03	723,618	4.18%	1.40% to 1.09%
2013	0.50% to 0.80%	88,301	11.96 to 11.90	1,055,212	4.88%	9.95% to 9.62%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.50% to 0.80%	23,964	17.56 to 17.26	420,337	0.00%	26.26% to 25.89%
2016	0.50% to 0.80%	24,509	13.90 to 13.71	340,508	0.00%	5.59% to 5.27%
2015	0.50% to 0.80%	22,753	13.17 to 13.02	299,417	0.00%	-6.25% to -6.53%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2014	0.50% to 0.80%	24,481	14.05 to 13.93	343,668	0.00%	7.33% to 7.01%
2013	0.50% to 0.80%	27,179	13.09 to 13.02	355,591	0.00%	29.29% to 28.90%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.00% to 1.00%	13,560	71.88 to 43.81	674,086	0.00%	29.13% to 27.85%
2016	0.00% to 1.00%	18,245	55.67 to 34.27	686,884	0.00%	7.65% to 6.58%
2015	0.00% to 1.00%	20,962	51.71 to 32.15	743,396	0.00%	-1.46% to -2.44%
2014	0.00% to 1.00%	22,700	52.48 to 32.96	819,752	0.00%	0.36% to -0.64%
2013	0.00% to 1.30%	23,406	52.29 to 68.43	850,864	0.01%	43.80% to 41.94%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.00% to 1.00%	40,924	73.44 to 28.23	1,414,411	0.65%	20.44% to 19.24%
2016	0.00% to 1.00%	45,057	60.97 to 23.67	1,407,034	2.03%	12.23% to 11.12%
2015	0.00% to 1.00%	49,909	54.33 to 21.31	1,439,222	0.13%	-3.08% to -4.05%
2014	0.00% to 1.00%	52,232	56.06 to 22.20	1,572,778	0.06%	10.42% to 9.33%
2013	0.00% to 1.30%	54,766	50.77 to 79.68	1,526,748	0.19%	30.68% to 28.99%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00% to 0.80%	10,835	33.44 to 31.20	345,820	0.00%	25.86% to 24.86%
2016	0.00% to 0.80%	13,108	26.57 to 24.99	334,640	0.00%	7.75% to 6.89%
2015	0.00% to 0.80%	17,346	24.66 to 23.38	413,663	0.00%	-2.88% to -3.66%
2014	0.00% to 0.80%	14,713	25.39 to 24.26	362,827	0.00%	-1.88% to -2.66%
2013	0.00% to 0.80%	23,802	25.87 to 24.93	601,046	0.00%	50.23% to 49.03%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00% to 0.80%	463,067	20.71 to 19.32	9,163,090	1.38%	27.34% to 26.32%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00% to 0.80%	57,765	19.12 to 17.84	1,058,279	1.94%	-0.97% to -1.76%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.00% to 0.80%	3,854	26.14 to 23.44	93,297	1.79%	15.02% to 14.10%
2015	0.00% to 0.80%	4,323	22.73 to 20.54	91,976	2.83%	-7.53% to -8.26%
2014	0.00% to 0.80%	9,900	24.58 to 22.39	229,158	1.13%	10.73% to 9.85%
2013	0.00% to 0.80%	6,448	22.20 to 20.38	135,373	2.08%	35.68% to 34.60%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00% to 0.80%	86,109	18.24 to 17.02	1,504,058	2.22%	22.98% to 22.00%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00% to 0.80%	118,045	20.70 to 19.31	2,345,962	4.53%	1.64% to 0.83%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.00% to 0.80%	23,414	25.36 to 22.91	556,522	1.09%	-6.11% to -6.86%
2014	0.00% to 0.80%	18,772	27.01 to 24.60	477,813	0.80%	9.72% to 8.85%
2013	0.00% to 0.80%	22,000	24.62 to 22.60	512,604	0.77%	43.72% to 42.58%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00% to 0.80%	9,468	26.83 to 24.44	239,960	0.51%	11.45% to 10.56%
2013	0.00% to 0.80%	9,467	24.07 to 22.11	216,129	0.67%	30.29% to 29.25%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.00% to 0.80%	243,155	15.51 to 14.59	3,617,131	5.90%	1.18% to 0.37%
2013	0.00% to 0.80%	247,587	15.33 to 14.54	3,658,147	5.83%	5.97% to 5.12%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00% to 0.80%	81,707	18.20 to 16.98	1,433,242	6.11%	6.94% to 6.09%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00% to 0.80%	129,754	19.48 to 18.18	2,429,549	1.16%	0.75% to -0.05%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00% to 0.80%	402,159	9.96 to 9.51	3,890,329	0.53%	17.81% to 16.87%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00% to 0.80%	261,702	16.56 to 15.32	4,132,661	1.25%	-8.18% to -8.91%
2013	0.00% to 0.80%	279,237	18.03 to 16.82	4,824,703	1.32%	30.30% to 29.26%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00% to 0.80%	44,038	11.84 to 11.14	507,810	2.52%	21.27% to 20.31%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00% to 1.00%	385,573	12.17 to 18.81	4,615,236	1.24%	21.34% to 20.13%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 0.80%	40,107	12.78 to 11.92	493,515	2.31%	21.42% to 20.45%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00% to 1.00%	415,809	25.81 to 10.61	13,602,712	0.35%	4.67% to 3.63%
2014	0.00% to 1.00%	455,264	24.66 to 10.23	14,270,705	0.35%	11.33% to 10.22%
2013	0.00% to 1.30%	499,743	22.15 to 27.51	14,068,259	0.67%	29.74% to 28.06%
VP International Fund - Class III (obsolete) (ACVI3)
2014	0.00%	9,678	17.76	171,887	1.62%	-5.51%
2013	0.00%	10,941	18.8	205,643	1.61%	22.41%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	2,561	18.87	48,332	0.00%	30.17%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50% to 0.80%	1,940	16.70 to 35.32	38,334	0.00%	3.66% to 3.35%
2013	0.50% to 0.80%	1,813	16.11 to 34.17	38,850	0.00%	17.89% to 17.54%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.00% to 1.00%	111,026	34.82 to 11.05	1,914,576	0.00%	6.89% to 5.83%
2013	0.00% to 1.30%	126,682	32.57 to 46.36	2,048,059	0.00%	31.85% to 30.15%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00% to 0.80%	9,562	22.17 to 20.19	199,687	0.00%	3.47% to 2.65%
2013	0.00% to 0.80%	9,188	21.43 to 19.67	187,124	0.00%	45.83% to 44.67%

		2017 Contract Owners’ Equity:			$	648,235,195
		2016 Contract Owners’ Equity:			$	586,988,224
		2015 Contract Owners’ Equity:			$	600,557,383
		2014 Contract Owners’ Equity:			$	659,613,121
		2013 Contract Owners’ Equity:			$	677,429,029

*

This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****

Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account - 2 (033-62795) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts – Filed previously with registration statement (333-31725) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm

8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
i)	Not Applicable
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich

Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C

Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact